UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number   811-21714

                                                     MML Series Investment Fund II

                                               (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT 06082

                    (Address of principal executive offices)                                                     (Zip code)

  Brian Haendiges

  100 Bright Meadow Blvd, Enfield, CT 06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:    12/31/16

  Date of reporting period:    6/30/16

Item 1. Reports to Stockholders.

MML Series Investment Fund II

Semiannual Report

MML Blend Fund

MML Equity Fund

MML Managed Bond Fund

MML U.S. Government Money Market Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2016

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Brian Haendiges

“As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy.”

June 30, 2016

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2016. During this period, U.S. stocks largely outperformed their foreign counterparts, reflecting a general strengthening of the U.S. economy. Nevertheless, investors closely monitored economic data releases that seemed to signal the U.S. Federal Reserve’s (the “Fed”) hesitation to impose further interest rate hikes in the near term – a reversal of its position going into 2016. Sluggish economic growth elsewhere in the world dragged on global markets, and the surprising outcome of the June 23 Brexit vote for the United Kingdom to exit the European Union (“EU”) only amplified the challenges in global markets. After early declines, commodity prices increased steadily throughout the first half of 2016.

Key events that characterized the period

U.S. stocks performed relatively well in the first quarter of 2016, although trepidation over China’s slowing economy and falling crude oil prices helped drive weakness in share prices. Fear of slowing global and domestic economic growth added to these concerns early in the year. At the end of 2015, initial estimates showed the U.S. gross domestic product (“GDP”) expanding by a disappointing 0.7% annual rate – a number that was subsequently revised to 1.1%.

The U.S. economy strengthened in the second quarter, despite some sluggishness. Consumer spending proved a key driver of growth. Employment also grew during the quarter, though May’s unexpectedly low employment report generated some investor concern. The Fed’s softening on the speed of interest rate hikes – reinforced by Fed Chair Janet Yellen’s June 21 Capitol Hill “slower for longer” testimony – caused investors additional optimism.

Share prices faded early in February, with global equity markets moving roughly in tandem with the price of oil, which declined early on. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon – although the aforementioned upward revisions in estimated fourth-quarter U.S. economic growth helped equity markets rebound. The employment picture also brightened. February’s nonfarm payrolls were strong and the payroll numbers for January were revised upward. The rally in equities that started in mid-February extended into March, with the Fed reassuring investors that the central bank would take a cautious approach with regard to implementing further hikes in short-term interest rates. In spite of a sharp drop early in the first quarter, stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

U.S. stocks also delivered reasonable gains in the second quarter, with small- and mid-cap equities modestly outperforming large-cap issues – and value stocks outperforming their growth counterparts. The three top-performing sectors – energy, telecommunication services and utilities – house equities that tend to be defensive or have interest-rate sensitivity. Safe-haven U.S. fixed-income investments, specifically Treasury bonds, faced high demand during the period, which drove up prices and drove down yield. (Bond prices move in the opposite direction of interest rates [or yields]; when yields rise, the prices of existing bonds fall – and vice versa.) Investment-grade and high-yield bonds delivered positive returns, as did real estate investment trusts (“REITs”).

The global economic picture was mixed during the second quarter. International stocks were down, dragged by Brexit and weakness in Europe, whereas Asian and Pacific country stocks delivered modest gains. Emerging markets, which are more closely affected by Fed policy, also managed a modest positive return. Brexit added considerable uncertainty to European markets on concerns that

(Continued)

1

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

the immediate impact might slow growth in the U.K. and that other countries might be encouraged to vote themselves out of the EU. Asian financial centers also struggled. Weak business investment and a strong yen undermined growth in Japan. And in China, the world’s second-largest economy, reported GDP growth remained suspect, and weak global trade hampered the country’s planned transition to a consumer-led economy.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2016 – largely outperforming foreign developed and emerging markets. The Dow Jones Industrial AverageSM, which measures the performance of blue-chip stocks, climbed 4.31%. The large-cap stock S&P 500® Index rose 3.84%; and the Russell 2000® Index, a benchmark of small-cap stocks, gained a more modest 2.22%. The technology-laden NASDAQ Composite® Index returned -2.66% in an environment where technology giants Apple Inc. and Microsoft were among the market’s worst performers. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a -4.42% return, while the MSCI Emerging Markets Index, which tracks the performance of emerging stock markets throughout the world, advanced 6.41%. Fixed-income investments benchmarked in the Barclays U.S. Aggregate Bond Index* returned 5.31%, outperforming domestic equities for the six-month period.

Review and maintain your strategy

With respect to the MML Series Investment Fund II, as 2016 plays out, we continue to watch Fed policy overtures, global economic traction, and further developments in the U.S. economy. We will also evaluate the effects of commodity prices and inflation – both of which are key factors for long-term savers – as we seek a balanced exposure to risk. As events unfold, we evaluate and position our portfolios to help ensure appropriate asset allocation and diversification in an effort to support your long-term investment needs.

MassMutual knows that you want to protect those who matter most to you as you seek to secure your long-term financial future. As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy. MassMutual encourages you to build a strategy that is suited to your comfort with market volatility, to how long you have to save and invest, and to what your specific financial goals are. As always, we thank you for your trust in MassMutual.

Sincerely,

Brian Haendiges

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Investment Marketing & Communications as of 7/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Blend Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

Common Stock	68.0%
Corporate Debt	11.3%
U.S. Government Agency Obligations and Instrumentalities	8.2%
Non-U.S. Government Agency Obligations	7.6%
U.S. Treasury Obligations	3.6%
Municipal Obligations	0.4%
Sovereign Debt Obligations	0.4%
Preferred Stock	0.1%
Rights	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

3

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s two subadvisers are OppenheimerFunds, Inc. (OFI), which managed approximately 57% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 43% of the Fund’s portfolio, as of June 30, 2016.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/16

JP Morgan Chase & Co.	3.5%
Pfizer, Inc.	3.0%
Bank of America Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
American International Group, Inc.	2.3%
Microsoft Corp.	2.0%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1.9%
Edison International	1.8%
Ally Financial, Inc.	1.8%
Eaton Corp. PLC	1.6%

22.9%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/16

Financial	22.6%
Consumer, Non-cyclical	20.8%
Industrial	11.3%
Energy	10.8%
Consumer, Cyclical	9.2%
Communications	8.8%
Technology	8.7%
Utilities	3.7%
Mutual Funds	2.7%
Basic Materials	2.5%

Total Long-Term Investments	101.1%
Short-Term Investments and Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

4

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

Corporate Debt	36.2%
U.S. Government Agency Obligations and Instrumentalities	25.5%
Non-U.S. Government Agency Obligations	22.8%
U.S. Treasury Obligations	12.5%
Municipal Obligations	1.3%
Sovereign Debt Obligations	0.9%
Preferred Stock	0.2%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

5

MML U.S. Government Money Market Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund (formerly known as MML Money Market Fund), and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). Effective May 1, 2016, the name of this Fund changed from MML Money Market Fund to MML U.S. Government Money Market Fund, and the Fund’s investment strategy changed from seeking to achieve the preservation of capital, liquidity, and high current income, these objectives being of equal importance, to the current investment approach described above.

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/2016
Discount Notes	62.5%
U.S. Government Obligations	22.4%
Repurchase Agreement	12.3%
Time Deposits	2.8%

Total Short-Term Investments	100.0%
Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

6

MML Blend Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 68.1%

COMMON STOCK — 68.0%
Basic Materials — 1.3%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	5	$710
CF Industries Holdings, Inc.	1,190	28,679
The Dow Chemical Co.	30,573	1,519,784
E.I. du Pont de Nemours & Co.	8,860	574,128
Eastman Chemical Co.	15,470	1,050,413
Ecolab, Inc.	2	237
LyondellBasell Industries NV Class A	24,400	1,815,848
Monsanto Co.	14	1,448
The Mosaic Co.	23,700	620,466
PPG Industries, Inc.	6,518	678,850
Praxair, Inc.	6	674
The Sherwin-Williams Co.	3	881

		6,292,118

Forest Products & Paper — 0.0%
International Paper Co.	3,587	152,017

Iron & Steel — 0.1%
Nucor Corp.	14,956	738,976

Mining — 0.2%
Alcoa, Inc.	26	241
Freeport-McMoRan, Inc.	64	713
Newmont Mining Corp.	23,670	925,971
Vulcan Materials Co.	65	7,823

		934,748

		8,117,859

Communications — 8.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	6,922	159,898
Nielsen Holdings PLC	10,600	550,882
Omnicom Group, Inc.	3,747	305,343

		1,016,123

Internet — 3.3%
Akamai Technologies, Inc. (a)	26	1,454
Alphabet, Inc. Class A (a)	6,710	4,720,686
Alphabet, Inc. Class C (a)	2,301	1,592,522
Amazon.com, Inc. (a)	3,830	2,740,825
eBay, Inc. (a)	69,077	1,617,092
Expedia, Inc.	5,157	548,189
F5 Networks, Inc. (a)	8,380	953,979
Facebook, Inc. Class A (a)	57,560	6,577,957
Netflix, Inc. (a)	6,533	597,639
The Priceline Group, Inc. (a)	21	26,217
Symantec Corp.	6,455	132,586
TripAdvisor, Inc. (a)	37	2,379

	Number of Shares	Value
VeriSign, Inc. (a)	13,391	$1,157,786
Yahoo!, Inc. (a)	29	1,089

		20,670,400

Media — 2.1%
CBS Corp. Class B	11,457	623,719
Charter Communications, Inc. Class A (a)	2,321	530,674
Comcast Corp. Class A	55,012	3,586,232
Discovery Communications, Inc. Class A (a)	61,800	1,559,214
Discovery Communications, Inc. Class C (a)	53,200	1,268,820
News Corp. Class A	38,466	436,589
Scripps Networks Interactive Class A	25,372	1,579,915
TEGNA, Inc.	5,012	116,128
Time Warner, Inc.	17,315	1,273,345
Twenty-First Century Fox, Inc. Class A	19,567	529,287
Viacom, Inc. Class B	28,810	1,194,751
The Walt Disney Co.	2,582	252,571

		12,951,245

Telecommunications — 3.0%
AT&T, Inc.	103,253	4,461,562
CenturyLink, Inc.	61,128	1,773,323
Cisco Systems, Inc.	208,042	5,968,725
Corning, Inc.	34,567	707,932
Frontier Communications Corp.	6,856	33,869
Juniper Networks, Inc.	1,389	31,239
Motorola Solutions, Inc.	26,237	1,730,855
Verizon Communications, Inc.	70,055	3,911,871

		18,619,376

		53,257,144

Consumer, Cyclical — 8.6%
Airlines — 0.7%
Alaska Air Group, Inc.	27,300	1,591,317
American Airlines Group, Inc.	12,000	339,720
Delta Air Lines, Inc.	39,100	1,424,413
Southwest Airlines Co.	27,283	1,069,766

		4,425,216

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	29,700	1,469,556
Nike, Inc. Class B	9,084	501,437
Ralph Lauren Corp.	9,050	811,061

		2,782,054

Auto Manufacturers — 0.5%
Ford Motor Co.	128,513	1,615,409
General Motors Co.	53,200	1,505,560
PACCAR, Inc.	22	1,141

		3,122,110

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Automotive & Parts — 0.5%
Delphi Automotive PLC	18,900	$1,183,140
The Goodyear Tire & Rubber Co.	42,151	1,081,594
Johnson Controls, Inc.	16,472	729,051

		2,993,785

Distribution & Wholesale — 0.3%
Fastenal Co.	82	3,640
Genuine Parts Co.	2,834	286,943
W.W. Grainger, Inc.	6,232	1,416,222

		1,706,805

Home Builders — 0.2%
D.R. Horton, Inc.	37,347	1,175,683
PulteGroup, Inc.	73	1,423

		1,177,106

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	134,231
Whirlpool Corp.	1,573	262,125

		396,356

Leisure Time — 0.1%
Carnival Corp.	964	42,609
Harley-Davidson, Inc.	2	90
Royal Caribbean Cruises Ltd.	10,800	725,220

		767,919

Lodging — 0.5%
Marriott International, Inc. Class A	4,269	283,718
Starwood Hotels & Resorts Worldwide, Inc.	13,715	1,014,224
Wyndham Worldwide Corp.	22,609	1,610,439
Wynn Resorts Ltd.	8	725

		2,909,106

Retail — 5.2%
AutoNation, Inc. (a)	99	4,651
AutoZone, Inc. (a)	494	392,157
Bed Bath & Beyond, Inc.	2,264	97,850
Best Buy Co., Inc.	57,792	1,768,435
Coach, Inc.	6,220	253,403
CVS Health Corp.	12,494	1,196,176
Darden Restaurants, Inc.	9,854	624,152
Dollar General Corp.	3,200	300,800
Dollar Tree, Inc. (a)	48	4,524
The Gap, Inc.	3,090	65,570
The Home Depot, Inc.	50,257	6,417,316
Kohl’s Corp.	1,930	73,186
L Brands, Inc.	2,200	147,686
Lowe’s Cos., Inc.	35,795	2,833,890
Macy’s, Inc.	5,051	169,764
McDonald’s Corp.	37,400	4,500,716
Nordstrom, Inc.	24,308	924,920
O’Reilly Automotive, Inc. (a)	3,343	906,287
PVH Corp.	10,930	1,029,934

	Number of Shares	Value
Ross Stores, Inc.	2,844	$161,226
Staples, Inc.	168,765	1,454,754
Starbucks Corp.	8,654	494,317
Target Corp.	15,086	1,053,305
Tiffany & Co.	802	48,633
The TJX Cos., Inc.	14,106	1,089,406
Urban Outfitters, Inc. (a)	52,500	1,443,750
Wal-Mart Stores, Inc.	59,322	4,331,693
Walgreens Boots Alliance, Inc.	1,757	146,305
Yum! Brands, Inc.	12,535	1,039,402

		32,974,208

Textiles — 0.0%
Cintas Corp.	1,878	184,288

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,861	324,286
Mattel, Inc.	2,090	65,396

		389,682

		53,828,635

Consumer, Non-cyclical — 17.0%
Agriculture — 1.6%
Altria Group, Inc.	56,159	3,872,724
Archer-Daniels-Midland Co.	33,092	1,419,316
Philip Morris International, Inc.	33,236	3,380,766
Reynolds American, Inc.	22,576	1,217,524

		9,890,330

Beverages — 1.6%
Brown-Forman Corp. Class B	6	599
The Coca-Cola Co.	68,430	3,101,932
Coca-Cola European Partners PLC	10,178	363,253
Constellation Brands, Inc. Class A	4,922	814,099
Dr. Pepper Snapple Group, Inc.	11,204	1,082,642
PepsiCo, Inc.	42,050	4,454,777

		9,817,302

Biotechnology — 1.4%
Amgen, Inc.	33,971	5,168,687
Biogen, Inc. (a)	3,662	885,545
Celgene Corp. (a)	6	592
Gilead Sciences, Inc.	32,310	2,695,300

		8,750,124

Commercial Services — 1.7%
Automatic Data Processing, Inc.	4,809	441,803
Equifax, Inc.	6,042	775,793
Global Payments, Inc.	23,000	1,641,740
H&R Block, Inc.	63	1,449
McKesson Corp.	3,735	697,138
Moody’s Corp.	3,330	312,054
Paychex, Inc.	5,164	307,258
PayPal Holdings, Inc. (a)	77	2,811
Quanta Services, Inc. (a)	68,313	1,579,397
Robert Half International, Inc.	26	992

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	48	$5,148
Total System Services, Inc.	33,107	1,758,313
United Rentals, Inc. (a)	13,880	931,348
Visa, Inc. Class A	9,812	727,756
The Western Union Co.	57,188	1,096,866

		10,279,866

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	17,906	1,310,719
The Estee Lauder Cos., Inc. Class A	7,910	719,968
The Procter & Gamble Co.	19,629	1,661,988

		3,692,675

Foods — 1.9%
Campbell Soup Co.	17,624	1,172,525
ConAgra Foods, Inc.	3,574	170,873
General Mills, Inc.	12,462	888,790
The Hershey Co.	1,647	186,918
Hormel Foods Corp.	49,632	1,816,531
The J.M. Smucker Co.	1,925	293,389
Kellogg Co.	8,428	688,146
The Kraft Heinz Co.	11,658	1,031,500
The Kroger Co.	24,558	903,489
McCormick & Co., Inc.	161	17,174
Mondelez International, Inc. Class A	55,075	2,506,463
Sysco Corp.	9,034	458,385
Tyson Foods, Inc. Class A	26,901	1,796,718
Whole Foods Market, Inc.	50	1,601

		11,932,502

Health Care – Products — 2.9%
Baxter International, Inc.	33,861	1,531,195
Becton, Dickinson & Co.	6,290	1,066,721
Boston Scientific Corp. (a)	30,900	722,133
C.R. Bard, Inc.	4,082	959,923
Edwards Lifesciences Corp. (a)	9,340	931,478
Hologic, Inc. (a)	35,500	1,228,300
Intuitive Surgical, Inc. (a)	96	63,495
Johnson & Johnson	79,202	9,607,203
Medtronic PLC	12,300	1,067,271
St. Jude Medical, Inc.	91	7,098
Stryker Corp.	6,150	736,955
Varian Medical Systems, Inc. (a)	2,097	172,436
Zimmer Biomet Holdings, Inc.	2,455	295,533

		18,389,741

Health Care – Services — 1.7%
Aetna, Inc.	6,227	760,503
Anthem, Inc.	10,826	1,421,887
Cigna Corp.	712	91,129
DaVita HealthCare Partners, Inc. (a)	30	2,320
DENTSPLY SIRONA, Inc.	10,656	661,098
HCA Holdings, Inc. (a)	21,600	1,663,416
Humana, Inc.	1,084	194,990

	Number of Shares	Value
Laboratory Corporation of America Holdings (a)	2	$260
Quest Diagnostics, Inc.	3,309	269,386
Thermo Fisher Scientific, Inc.	12,941	1,912,162
UnitedHealth Group, Inc.	27,794	3,924,513

		10,901,664

Household Products — 0.3%
Avery Dennison Corp.	16,615	1,241,971
The Clorox Co.	5,043	697,901
Kimberly-Clark Corp.	665	91,424

		2,031,296

Pharmaceuticals — 3.3%
Abbott Laboratories	29,522	1,160,510
AbbVie, Inc.	17,422	1,078,596
AmerisourceBergen Corp.	2,807	222,651
Bristol-Myers Squibb Co.	2,067	152,028
Cardinal Health, Inc.	6,678	520,951
Eli Lilly & Co.	3,614	284,602
Endo International PLC (a)	18,900	294,651
Express Scripts Holding Co. (a)	28,501	2,160,376
Mallinckrodt PLC (a)	27,700	1,683,606
Mead Johnson Nutrition Co.	7,212	654,489
Merck & Co., Inc.	66,083	3,807,042
Mylan NV (a)	21,547	931,692
Patterson Cos., Inc.	86	4,118
Pfizer, Inc.	218,941	7,708,913

		20,664,225

		106,349,725

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	641

Energy — 3.9%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	29,900	1,449,552

Oil & Gas — 3.4%
Anadarko Petroleum Corp.	48	2,556
Apache Corp.	16,421	914,157
Cabot Oil & Gas Corp.	48	1,236
Chesapeake Energy Corp. (a)	90	385
Chevron Corp.	39,258	4,115,416
ConocoPhillips	12,739	555,420
Devon Energy Corp.	447	16,204
Diamond Offshore Drilling, Inc.	39,578	962,933
EOG Resources, Inc.	78	6,507
EQT Corp.	97	7,511
Exxon Mobil Corp.	91,397	8,567,555
Helmerich & Payne, Inc.	60	4,028
Hess Corp.	31,732	1,907,093
Marathon Oil Corp.	45,527	683,360
Marathon Petroleum Corp.	4,006	152,068

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Murphy Oil Corp.	11	$349
Noble Energy, Inc.	56	2,009
Occidental Petroleum Corp.	15	1,133
Phillips 66	269	21,342
Pioneer Natural Resources Co.	1	151
Range Resources Corp.	99	4,271
Southwestern Energy Co. (a)	6,000	75,480
Tesoro Corp.	16,987	1,272,666
Valero Energy Corp.	35,800	1,825,800

		21,099,630

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	31	1,399
FMC Technologies, Inc. (a)	40	1,067
Halliburton Co.	67	3,034
National Oilwell Varco, Inc.	5,594	188,238
Schlumberger Ltd.	5,131	405,760
Transocean Ltd.	98,700	1,173,543

		1,773,041

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	13	332
Kinder Morgan, Inc.	38	711
Spectra Energy Corp.	64	2,344
The Williams Cos., Inc.	48	1,038

		4,425

		24,326,648

Financial — 10.2%
Banks — 2.3%
Bank of America Corp.	118,698	1,575,123
The Bank of New York Mellon Corp.	30,007	1,165,772
BB&T Corp.	18,566	661,135
Capital One Financial Corp.	21,542	1,368,132
Comerica, Inc.	4,421	181,836
Fifth Third Bancorp	87,121	1,532,458
Huntington Bancshares, Inc.	6,800	60,792
KeyCorp	9,164	101,262
M&T Bank Corp.	1,355	160,202
Northern Trust Corp.	5,059	335,209
The PNC Financial Services Group, Inc.	4,218	343,303
Regions Financial Corp.	228,215	1,942,110
State Street Corp.	8,176	440,850
SunTrust Banks, Inc.	28,300	1,162,564
U.S. Bancorp	29,202	1,177,717
Wells Fargo & Co.	47,516	2,248,932
Zions Bancorp	1,441	36,212

		14,493,609

Diversified Financial — 3.1%
American Express Co.	22,449	1,364,001
Ameriprise Financial, Inc.	1,736	155,980
BlackRock, Inc.	880	301,426
The Charles Schwab Corp.	30,712	777,321

	Number of Shares	Value
Citigroup, Inc.	46,651	$1,977,536
CME Group, Inc.	7,990	778,226
Discover Financial Services	31,783	1,703,251
E*TRADE Financial Corp. (a)	54,061	1,269,893
Franklin Resources, Inc.	18,287	610,237
The Goldman Sachs Group, Inc.	7,070	1,050,461
Intercontinental Exchange, Inc.	793	202,976
Invesco Ltd.	8,012	204,627
JP Morgan Chase & Co.	83,522	5,190,057
Legg Mason, Inc.	26	767
MasterCard, Inc. Class A	9,020	794,301
Morgan Stanley	41,497	1,078,092
Nasdaq, Inc.	2,945	190,453
Navient Corp.	121,491	1,451,817
Synchrony Financial (a)	20,100	508,128
T. Rowe Price Group, Inc.	306	22,329

		19,631,879

Insurance — 2.8%
Aflac, Inc.	26,072	1,881,356
The Allstate Corp.	12,035	841,848
American International Group, Inc.	6,846	362,085
Aon PLC	3,445	376,297
Assurant, Inc.	19,496	1,682,700
Berkshire Hathaway, Inc. Class B (a)	11,176	1,618,173
Chubb Ltd.	13,978	1,827,064
Cincinnati Financial Corp.	24,819	1,858,695
The Hartford Financial Services Group, Inc.	8,152	361,786
Lincoln National Corp.	3,051	118,287
Loews Corp.	1,883	77,372
Marsh & McLennan Cos., Inc.	5,813	397,958
MetLife, Inc.	24,990	995,352
Principal Financial Group, Inc.	4,529	186,187
The Progressive Corp.	18,114	606,819
Prudential Financial, Inc.	16,827	1,200,438
Torchmark Corp.	14,682	907,641
The Travelers Cos., Inc.	7,167	853,160
Unum Group	49,331	1,568,233
XL Group PLC	1,988	66,220

		17,787,671

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	6,287	166,480

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	589	66,916
Apartment Investment & Management Co. Class A	785	34,666
AvalonBay Communities, Inc.	2,081	375,392
Boston Properties, Inc.	3	396
Equity Residential	22,356	1,539,881
Essex Property Trust, Inc.	1,500	342,135
Extra Space Storage, Inc.	7,000	647,780
General Growth Properties, Inc.	19,700	587,454

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCP, Inc.	4,935	$174,600
Host Hotels & Resorts, Inc.	83,037	1,346,030
Iron Mountain, Inc.	48	1,912
Kimco Realty Corp.	61,367	1,925,696
The Macerich Co.	22,000	1,878,580
Prologis, Inc.	10,338	506,976
Public Storage	2,923	747,090
Simon Property Group, Inc.	4,555	987,979
SL Green Realty Corp.	2,300	244,881
Ventas, Inc.	25	1,820
Vornado Realty Trust	1,373	137,465
Weyerhaeuser Co.	26	774

		11,548,423

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	371,645

		63,999,707

Industrial — 7.1%
Aerospace & Defense — 1.5%
The Boeing Co.	14,092	1,830,128
General Dynamics Corp.	602	83,822
Harris Corp.	8,070	673,361
L-3 Communications Holdings, Inc.	13,290	1,949,510
Lockheed Martin Corp.	4,410	1,094,430
Northrop Grumman Corp.	7,488	1,664,433
Raytheon Co.	5,149	700,007
Rockwell Collins, Inc.	68	5,789
TransDigm Group, Inc. (a)	2,720	717,237
United Technologies Corp.	7,270	745,538

		9,464,255

Airlines — 0.2%
United Continental Holdings, Inc. (a)	32,000	1,313,280

Building Materials — 0.4%
Martin Marietta Materials, Inc.	5,180	994,560
Masco Corp.	60,325	1,866,455

		2,861,015

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,169	791,215

Electronics — 0.6%
Agilent Technologies, Inc.	31,563	1,400,135
Allegion PLC	33	2,291
Amphenol Corp. Class A	64	3,669
FLIR Systems, Inc.	52	1,609
PerkinElmer, Inc.	17,720	928,883
TE Connectivity Ltd.	15,100	862,361
Waters Corp. (a)	5,060	711,689

		3,910,637

Engineering & Construction — 0.3%
Fluor Corp.	4,109	202,492
Jacobs Engineering Group, Inc. (a)	32,420	1,614,840

		1,817,332

	Number of Shares	Value
Environmental Controls — 0.0%
Republic Services, Inc.	337	$17,291
Stericycle, Inc. (a)	97	10,100
Waste Management, Inc.	3,073	203,648

		231,039

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,671	263,717
Stanley Black & Decker, Inc.	10,099	1,123,211

		1,386,928

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	6,675	506,032
Ingersoll-Rand PLC	17,900	1,139,872

		1,645,904

Machinery – Diversified — 0.5%
Cummins, Inc.	12,485	1,403,813
Deere & Co.	150	12,156
Flowserve Corp.	2,170	98,019
Rockwell Automation, Inc.	3,973	456,180
Roper Technologies, Inc.	4,543	774,854
Xylem, Inc.	3,355	149,801

		2,894,823

Manufacturing — 2.3%
3M Co.	8,042	1,408,315
Danaher Corp.	11,756	1,187,356
Dover Corp.	3,873	268,476
Eaton Corp. PLC	12,566	750,567
General Electric Co.	190,186	5,987,055
Honeywell International, Inc.	14,722	1,712,463
Illinois Tool Works, Inc.	11,155	1,161,905
Leggett & Platt, Inc.	1,686	86,172
Parker Hannifin Corp.	12,948	1,399,032
Pentair PLC	23	1,341
Textron, Inc.	6,372	232,960

		14,195,642

Packaging & Containers — 0.1%
Ball Corp.	3,002	217,015
Owens-Illinois, Inc. (a)	2,616	47,114
Sealed Air Corp.	2,853	131,152
WestRock Co.	67	2,604

		397,885

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	7,720	573,210
CSX Corp.	7	182
Expeditors International of Washington, Inc.	13,526	663,315
FedEx Corp.	4,220	640,512
Norfolk Southern Corp.	7,413	631,069
Ryder System, Inc.	1,138	69,577
Union Pacific Corp.	7,032	613,542

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	4,880	$525,674

		3,717,081

		44,627,036

Technology — 9.2%
Computers — 3.0%
Accenture PLC Class A	6,340	718,259
Apple, Inc.	85,047	8,130,493
Cognizant Technology Solutions Corp. Class A (a)	9,256	529,813
CSRA, Inc.	1,926	45,126
EMC Corp.	42,924	1,166,245
Hewlett Packard Enterprise Co.	17,574	321,077
HP, Inc.	138,574	1,739,104
International Business Machines Corp.	33,410	5,070,970
NetApp, Inc.	3,598	88,475
Seagate Technology PLC	8,100	197,316
Teradata Corp. (a)	28,686	719,158
Western Digital Corp.	3,547	167,631

		18,893,667

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	57,689	1,026,864
Xerox Corp.	117,945	1,119,298

		2,146,162

Semiconductors — 2.5%
Analog Devices, Inc.	54	3,059
Applied Materials, Inc.	34,239	820,709
Broadcom Ltd.	1,959	304,429
Intel Corp.	142,623	4,678,035
KLA-Tencor Corp.	24,989	1,830,444
Lam Research Corp.	10,423	876,157
Linear Technology Corp.	1,805	83,987
Microchip Technology, Inc.	4,621	234,562
Micron Technology, Inc. (a)	101,817	1,401,002
NVIDIA Corp.	29,526	1,388,017
QUALCOMM, Inc.	31,300	1,676,741
Skyworks Solutions, Inc.	90	5,695
Texas Instruments, Inc.	32,474	2,034,496
Xilinx, Inc.	7,356	339,332

		15,676,665

Software — 3.3%
Activision Blizzard, Inc.	15,400	610,302
Adobe Systems, Inc. (a)	9,840	942,574
Autodesk, Inc. (a)	37	2,003
CA, Inc.	45,773	1,502,728
Citrix Systems, Inc. (a)	17,777	1,423,760
The Dun & Bradstreet Corp.	10,386	1,265,430
Electronic Arts, Inc. (a)	9,037	684,643
Fidelity National Information Services, Inc.	11,900	876,792
Fiserv, Inc. (a)	7,776	845,484

	Number of Shares	Value
Intuit, Inc.	6,430	$717,652
Microsoft Corp.	157,495	8,059,019
Oracle Corp.	76,157	3,117,106
Red Hat, Inc. (a)	3,721	270,145
Salesforce.com, Inc. (a)	6,644	527,600

		20,845,238

		57,561,732

Utilities — 2.2%
Electric — 2.1%
The AES Corp.	6,687	83,454
Ameren Corp.	660	35,363
American Electric Power Co., Inc.	8,385	587,705
CenterPoint Energy, Inc.	6,431	154,344
CMS Energy Corp.	7,903	362,431
Consolidated Edison, Inc.	10,182	819,040
Dominion Resources, Inc.	1,716	133,728
DTE Energy Co.	960	95,155
Duke Energy Corp.	6,690	573,935
Edison International	8,226	638,913
Entergy Corp.	4,298	349,642
Eversource Energy	812	48,639
Exelon Corp.	26,340	957,722
FirstEnergy Corp.	39,680	1,385,229
NextEra Energy, Inc.	10,410	1,357,464
NRG Energy, Inc.	55,000	824,450
PG&E Corp.	1,316	84,119
Pinnacle West Capital Corp.	1,396	113,160
PPL Corp.	29,218	1,102,979
Public Service Enterprise Group, Inc.	17,624	821,455
SCANA Corp.	3,647	275,932
The Southern Co.	20,122	1,079,143
TECO Energy, Inc.	23,095	638,346
WEC Energy Group, Inc.	4,542	296,593
Xcel Energy, Inc.	5,472	245,036

		13,063,977

Gas — 0.1%
AGL Resources, Inc.	2,562	169,015
NiSource, Inc.	713	18,909
Sempra Energy	4,261	485,839

		673,763

		13,737,740

TOTAL COMMON STOCK (Cost $326,190,493)		425,806,867

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	20,000	538,600

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL PREFERRED STOCK (Cost $500,000)		$538,600

TOTAL EQUITIES (Cost $326,690,493)		426,345,467

BONDS & NOTES — 31.5%

CORPORATE DEBT — 11.3%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$85,000	94,291
WPP Finance 2010 5.625% 11/15/43	204,000	234,363

		328,654

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	315,000	316,909
Spirit AeroSystems, Inc. 3.850% 6/15/26	140,000	144,676
United Technologies Corp. 6.125% 7/15/38	80,000	109,581

		571,166

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	105,000	114,641
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	228,497
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	167,715
Imperial Brands Finance PLC (b) 2.950% 7/21/20	380,000	391,317
Philip Morris International, Inc. 6.375% 5/16/38	35,000	48,409
Reynolds American, Inc. 3.250% 6/12/20	130,000	137,420
Reynolds American, Inc. 5.850% 8/15/45	120,000	153,328

		1,241,327

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	38,906	39,295
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	95,906	99,742
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	340,000	345,100
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	122,555	129,232

	Principal Amount	Value
WestJet Airlines Ltd. (b) 3.500% 6/16/21	$670,000	$675,344

		1,288,713

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	260,000	257,589
General Motors Co. 6.600% 4/01/36	215,000	246,542
General Motors Financial Co., Inc. 3.100% 1/15/19	289,000	295,231
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	334,313
Hyundai Capital America (b) 2.550% 2/06/19	170,000	172,806

		1,306,481

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	198,000	203,445
Lear Corp. 5.375% 3/15/24	85,000	89,463

		292,908

Banks — 0.8%
Associated Banc-Corp. 2.750% 11/15/19	460,000	465,551
Associated Banc-Corp. 4.250% 1/15/25	494,000	509,973
Bank of America Corp. 4.750% 4/21/45	220,000	224,761
Compass Bank 3.875% 4/10/25	371,000	356,021
First Horizon National Corp. 3.500% 12/15/20	625,000	630,723
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	411,146
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	142,734
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	227,774
Regions Financial Corp. 7.500% 5/15/18	130,000	142,570
SVB Financial Group 3.500% 1/29/25	560,000	558,296
SVB Financial Group 5.375% 9/15/20	75,000	83,722
Valley National Bancorp 5.125% 9/27/23	245,000	262,468
Wachovia Bank NA 6.600% 1/15/38	50,000	68,587
Wells Fargo & Co. 4.300% 7/22/27	590,000	637,041

		4,721,367

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	$25,000	$33,970
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	675,000	790,993
Molson Coors Brewing Co. (c) 2.100% 7/15/21	180,000	180,547
Molson Coors Brewing Co. (c) 3.000% 7/15/26	325,000	324,680
Molson Coors Brewing Co. (c) 4.200% 7/15/46	175,000	175,748

		1,505,938

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	256,062

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	220,000	247,008
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	220,000	219,306
Owens Corning, Inc. 6.500% 12/01/16	13,000	13,183
Owens Corning, Inc. 9.000% 6/15/19	55,000	63,708

		543,205

Chemicals — 0.2%
Cabot Corp. 5.000% 10/01/16	390,000	393,428
The Dow Chemical Co. 8.550% 5/15/19	65,000	77,157
Ecolab, Inc. 4.350% 12/08/21	75,000	84,905
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	120,034
RPM International, Inc. 6.125% 10/15/19	100,000	111,275
RPM International, Inc. 6.500% 2/15/18	205,000	219,315
Valspar Corp. 7.250% 6/15/19	125,000	142,526

		1,148,640

Commercial Services — 0.1%
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	103,342
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	835,000

		938,342

	Principal Amount	Value
Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	$380,000	$391,123
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	76,000	79,229

		470,352

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	62,307

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	84,698
Ingram Micro, Inc. 4.950% 12/15/24	480,000	478,091

		562,789

Diversified Financial — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	765,000	782,786
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	289,694
Affiliated Managers Group, Inc. 4.250% 2/15/24	216,000	228,638
Air Lease Corp. 3.375% 1/15/19	375,000	382,500
Air Lease Corp. 3.375% 6/01/21	355,000	363,864
Air Lease Corp. 3.875% 4/01/21	265,000	272,950
Air Lease Corp. STEP 5.625% 4/01/17	80,000	81,700
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	346,650
BGC Partners, Inc. (b) 5.125% 5/27/21	545,000	554,878
Citigroup, Inc. 3.875% 3/26/25	737,000	744,451
Citigroup, Inc. 5.375% 8/09/20	245,000	274,940
Citigroup, Inc. 5.875% 1/30/42	100,000	126,580
Citigroup, Inc. 8.125% 7/15/39	90,000	140,367
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	250,272
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	232,192
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	77,646

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.750% 10/01/37	$75,000	$92,515
Hyundai Capital America (b) 2.875% 8/09/18	135,000	138,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,015,000	1,019,365
International Lease Finance Corp. 3.875% 4/15/18	270,000	274,946
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	222,569
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	55,269
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	247,263
Lazard Group LLC 4.250% 11/14/20	600,000	638,645
Lazard Group LLC 6.850% 6/15/17	41,000	42,876
Legg Mason, Inc. 5.625% 1/15/44	165,000	169,522
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	133,769
Nasdaq, Inc. 3.850% 6/30/26	135,000	137,162

		8,322,347

Electric — 1.0%
Ameren Corp. 3.650% 2/15/26	140,000	150,959
Appalachian Power Co. 3.400% 6/01/25	355,000	376,736
Entergy Arkansas, Inc. 3.500% 4/01/26	70,000	76,719
Entergy Louisiana LLC 4.950% 1/15/45	165,000	173,090
Florida Power & Light Co. 4.950% 6/01/35	125,000	151,915
IPALCO Enterprises, Inc. 3.450% 7/15/20	800,000	812,000
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	303,475
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	224,852
National Fuel Gas Co. 3.750% 3/01/23	125,000	121,402
Nevada Power Co. Series N 6.650% 4/01/36	135,000	187,304
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	206,082
NiSource Finance Corp. 4.800% 2/15/44	200,000	229,378

	Principal Amount	Value
NiSource Finance Corp. 5.800% 2/01/42	$175,000	$223,939
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	58,327
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	156,215
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	301,611
PPL Capital Funding, Inc. 3.100% 5/15/26	175,000	176,902
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	212,596
Progress Energy, Inc. 7.000% 10/30/31	25,000	33,665
Puget Energy, Inc. 3.650% 5/15/25	350,000	359,372
Puget Energy, Inc. 6.500% 12/15/20	271,000	315,679
Southern California Edison Co. 5.950% 2/01/38	105,000	141,469
The Southern Co. 1.850% 7/01/19	215,000	217,720
Transelec SA (b) 4.625% 7/26/23	175,000	181,743
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	64,190	68,072
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	207,910
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	236,033
Xcel Energy, Inc. 3.300% 6/01/25	240,000	253,137

		6,158,302

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	106,293
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	261,308
Avnet, Inc. 4.875% 12/01/22	123,000	133,607
FLIR Systems, Inc. 3.125% 6/15/21	195,000	200,219

		701,427

Engineering & Construction — 0.1%
SBA Tower Trust (b) 3.156% 10/15/45	210,000	212,888
SBA Tower Trust (b) (c) 2.877% 7/15/46	200,000	199,940

		412,828

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.0%
Republic Services, Inc. 5.250% 11/15/21	$25,000	$28,894

Foods — 0.1%
Kraft Foods, Inc. 6.500% 2/09/40	63,000	85,466
Kraft Heinz Foods Co. (b) 3.000% 6/01/26	515,000	519,212
The Kroger Co. 2.600% 2/01/21	145,000	150,578
Tyson Foods, Inc. 2.650% 8/15/19	65,000	66,777
Tyson Foods, Inc. 4.875% 8/15/34	105,000	117,139

		939,172

Forest Products & Paper — 0.0%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	207,500

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	108,593
Spire, Inc. 4.700% 8/15/44	290,000	304,889

		413,482

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,805

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	170,000	193,525
Johnson & Johnson 5.850% 7/15/38	40,000	58,155
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	465,000	479,276

		730,956

Health Care – Services — 0.2%
Aetna, Inc. 2.400% 6/15/21	270,000	275,476
Aetna, Inc. 3.200% 6/15/26	320,000	329,224
Aetna, Inc. 4.375% 6/15/46	75,000	77,887
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	80,666
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	57,544
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	335,630

		1,156,427

	Principal Amount	Value
Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	$516,000	$537,491

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	50,000	56,276

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	335,000	355,324

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	320,000	328,160
American International Group, Inc. 3.900% 4/01/26	390,000	401,907
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	184,368
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	96,027
Brown & Brown, Inc. 4.200% 9/15/24	70,000	71,388
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	120,000	104,400
CNA Financial Corp. 3.950% 5/15/24	180,000	189,285
CNA Financial Corp. 7.350% 11/15/19	180,000	207,857
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	232,036
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	123,530
MetLife Capital Trust IV (b) 7.875% 12/15/37	345,000	411,412
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	142,394
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	134,000	131,387
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	245,000	255,491
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,967
Reinsurance Group of America, Inc. 3.950% 9/15/26	360,000	370,945
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	244,671
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	249,100
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	251,216

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 4.400% 3/15/26	$70,000	$73,089
Unum Group 3.000% 5/15/21	150,000	153,410
USF&G Capital I (b) 8.500% 12/15/45	150,000	205,675
Willis North America, Inc. 7.000% 9/29/19	97,000	109,813
Willis Towers Watson PLC 5.750% 3/15/21	230,000	257,185
XLIT Ltd. 4.450% 3/31/25	170,000	171,552
XLIT Ltd. 5.750% 10/01/21	115,000	131,526
XLIT Ltd. 6.375% 11/15/24	325,000	390,876

		5,604,667

Internet — 0.2%
Expedia, Inc. 4.500% 8/15/24	870,000	893,760
Expedia, Inc. 7.456% 8/15/18	425,000	469,995
Tencent Holdings Ltd. (b) 2.875% 2/11/20	215,000	220,569

		1,584,324

Investment Companies — 0.1%
Ares Capital Corp. 3.875% 1/15/20	505,000	522,340
FS Investment Corp. 4.000% 7/15/19	390,000	393,937

		916,277

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	320,000	329,600
ArcelorMittal STEP 6.250% 8/05/20	285,000	299,250
Glencore Funding LLC (b) 2.875% 4/16/20	605,000	568,700
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	51,425
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	148,238
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	248,694
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	271,003

		1,916,910

Lodging — 0.1%
Marriott International, Inc. 2.300% 1/15/22	405,000	407,434

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	$40,000	$43,635

		451,069

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	105,630
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	224,825
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	116,000
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	222,750
Xylem, Inc. 4.875% 10/01/21	100,000	109,032

		778,237

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	270,000	296,980
SPX FLOW, Inc. 6.875% 9/01/17	200,000	208,250

		505,230

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	100,000	133,771
Charter Communications Operating LLC/Charter Communications Operating Capital (b) 3.579% 7/23/20	270,000	282,270
Charter Communications Operating LLC/Charter Communications Operating Capital (b) 6.484% 10/23/45	225,000	268,655
NBCUniversal Media LLC 6.400% 4/30/40	20,000	27,887
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	129,238
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	52,254
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	75,895
Time Warner, Inc. 4.700% 1/15/21	125,000	139,426
Time Warner, Inc. 6.100% 7/15/40	135,000	164,994
Time Warner, Inc. 6.250% 3/29/41	25,000	31,461

		1,305,851

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	175,000	178,971

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Finance Canada (b) 5.800% 11/15/16	$195,000	$197,340

		376,311

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	284,903
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,091
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	32,518

		338,512

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,058

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	182,206
ConocoPhillips Co. 2.400% 12/15/22	140,000	138,387
ConocoPhillips Co. 2.875% 11/15/21	484,000	492,492
ConocoPhillips Co. 4.200% 3/15/21	190,000	205,721
Exxon Mobil Corp. 2.222% 3/01/21	572,000	589,758
Exxon Mobil Corp. 2.397% 3/06/22	65,000	66,664
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	202,728
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	37,559
Petroleos Mexicanos 3.125% 1/23/19	50,000	49,875
Petroleos Mexicanos 5.500% 1/21/21	285,000	301,787
Petroleos Mexicanos 6.375% 1/23/45	80,000	80,400
Phillips 66 5.875% 5/01/42	335,000	402,269
Pioneer Natural Resources Co. 4.450% 1/15/26	320,000	348,639
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	240,326

		3,338,811

Oil & Gas Services — 0.0%
Weatherford International Ltd. 6.000% 3/15/18	75,000	78,750

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	503,585

	Principal Amount	Value
Brambles USA, Inc. (b) 4.125% 10/23/25	$134,000	$143,731
Brambles USA, Inc., Series A (b) 5.350% 4/01/20	90,000	99,951

		747,267

Pharmaceuticals — 0.6%
AbbVie, Inc. 4.400% 11/06/42	75,000	76,423
AbbVie, Inc. 4.700% 5/14/45	285,000	301,402
Actavis Funding SCS 3.000% 3/12/20	300,000	309,399
Actavis Funding SCS 3.800% 3/15/25	420,000	437,568
Actavis Funding SCS 4.750% 3/15/45	190,000	199,514
Baxalta, Inc. 3.600% 6/23/22	105,000	108,367
Baxalta, Inc. 4.000% 6/23/25	290,000	302,613
Baxalta, Inc. 5.250% 6/23/45	140,000	151,848
McKesson Corp. 2.284% 3/15/19	95,000	97,132
McKesson Corp. 3.796% 3/15/24	45,000	48,721
McKesson Corp. 4.750% 3/01/21	150,000	165,506
McKesson Corp. 4.883% 3/15/44	60,000	68,424
McKesson Corp. 6.000% 3/01/41	125,000	157,865
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	59,409
Mylan NV (b) 3.150% 6/15/21	275,000	278,946
Mylan NV (b) 3.950% 6/15/26	705,000	713,451

		3,476,588

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	177,652
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	395,399
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	108,510
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	116,058
Enterprise Products Operating Co. 3.700% 2/15/26	340,000	353,824

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating Co. 5.950% 2/01/41	$150,000	$176,023
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	133,021
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	125,905
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,036
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	157,830
Kinder Morgan, Inc. 4.300% 6/01/25	165,000	168,947
Magellan Midstream Partners LP 5.000% 3/01/26	165,000	186,654
Magellan Midstream Partners LP 5.150% 10/15/43	460,000	490,818
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	250,000	256,649

		2,858,326

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 3.450% 9/15/21	425,000	442,366
American Tower Corp. 4.400% 2/15/26	140,000	151,998
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	209,869
DDR Corp. 4.750% 4/15/18	60,000	62,600
Duke Realty LP 3.250% 6/30/26	120,000	121,666
Duke Realty LP 8.250% 8/15/19	225,000	267,130
Federal Realty Investment Trust 5.900% 4/01/20	55,000	62,752
Highwoods Realty LP 7.500% 4/15/18	265,000	289,163
Host Hotels & Resorts LP 4.000% 6/15/25	100,000	101,683

		1,709,227

Retail — 0.5%
AutoNation, Inc. 4.500% 10/01/25	120,000	126,715
Bed Bath & Beyond, Inc. 5.165% 8/01/44	101,000	88,990
CVS Health Corp. 6.125% 9/15/39	175,000	240,369
CVS Pass-Through Trust (b) 5.926% 1/10/34	288,668	334,667
Dollar Tree, Inc. (b) 5.750% 3/01/23	470,000	499,375
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	455,569

	Principal Amount	Value
The Home Depot, Inc. 5.950% 4/01/41	$150,000	$206,987
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	113,207
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	167,299
QVC, Inc. 3.125% 4/01/19	155,000	159,121
QVC, Inc. 4.375% 3/15/23	150,000	150,929
QVC, Inc. 4.450% 2/15/25	245,000	245,826
QVC, Inc. 5.125% 7/02/22	30,000	32,342
Tiffany & Co. 4.900% 10/01/44	165,000	164,979
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	113,652
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	220,000	233,086

		3,333,113

Savings & Loans — 0.0%
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	242,235

Semiconductors — 0.1%
Lam Research Corp. 2.750% 3/15/20	340,000	347,454
Lam Research Corp. 3.800% 3/15/25	300,000	310,134

		657,588

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	165,000	166,782
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	117,386
CA, Inc. 2.875% 8/15/18	125,000	127,495

		411,663

Telecommunications — 0.4%
America Movil SAB de CV 5.000% 3/30/20	130,000	144,043
America Movil SAB de CV 6.125% 3/30/40	135,000	165,524
AT&T, Inc. 4.750% 5/15/46	260,000	266,467
AT&T, Inc. 6.550% 2/15/39	25,000	30,808
British Telecom PLC STEP 9.375% 12/15/30	55,000	84,738
CenturyLink, Inc. 6.150% 9/15/19	140,000	148,925

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cisco Systems, Inc. 5.500% 1/15/40	$55,000	$72,114
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	189,101
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	90,353
Rogers Communications, Inc. 7.500% 8/15/38	30,000	41,027
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	142,612
Verizon Communications, Inc. 2.625% 2/21/20	262,000	271,135
Verizon Communications, Inc. 4.862% 8/21/46	207,000	226,269
Verizon Communications, Inc. 5.012% 8/21/54	181,000	191,417
Verizon Communications, Inc. 6.550% 9/15/43	182,000	245,224

		2,309,757

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	105,000	108,028
Asciano Finance Ltd. (b) 5.000% 4/07/18	250,000	258,303
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	226,800
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	260,310
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	123,253
Union Pacific Corp. 4.000% 2/01/21	125,000	137,684

		1,114,378

Trucking & Leasing — 0.2%
Aviation Capital Group Corp. (b) 2.875% 9/17/18	905,000	895,950
GATX Corp. 4.750% 6/15/22	150,000	161,291

		1,057,241

TOTAL CORPORATE DEBT (Cost $67,235,213)		70,635,872

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	387,368
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	338,305
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 1.947% 12/01/31	300,000	287,954

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$120,000	$189,692
State of California BAB 7.600% 11/01/40	350,000	563,531
State of Illinois 5.365% 3/01/17	575,000	589,099

		2,355,949

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,187,015)		2,355,949

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 1.942% 10/20/20	230,000	230,000

Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	232,473
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	42,832	42,719
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (b) 2.420% 11/15/23	250,000	252,305
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	160,000	160,501
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	34,573	34,575
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	113,157	113,121
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	30,009	29,989
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	347,105
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (b) 2.142% 7/15/20	280,000	279,751
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	250,000	256,360

		1,748,899

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	$251,987	$260,300
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.000% 2/10/51	220,000	228,447
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	259,495	272,667
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.479% 2/10/51	215,000	226,451
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	294,224	295,819
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	227,622
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	425,000	431,269
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	221,125	229,755
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	267,435	279,611
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	155,000	160,987
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	204,933
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	351,589
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	140,000	127,103

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	$225,000	$232,665
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	432,824	445,943
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	177,727
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	62,503	62,143
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) 5.471% 11/10/46	110,000	125,126
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	240,238	240,190
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	112,464
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	453,999	456,560
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	265,000	268,388
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	260,000	270,153
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	250,000	276,098
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	201,802
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	440,000	445,512
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	300,000	303,464
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	86,873	86,756
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	147,074	154,546

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	$37,472	$37,425
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	43,931	44,268
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (b) (d) 2.750% 12/20/31	3,747	3,746
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	253,173
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	271,725
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	617,233	631,051
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	200,000	204,450
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	235,000	242,457
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.147% 2/15/51	177,408	180,225
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	34,267	35,607
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	7,428	7,428
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	205,248

		9,272,893

Home Equity ABS — 0.1%
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 1.578% 6/25/35	115,681	114,793
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	58,650	58,538

	Principal Amount	Value
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.888% 4/28/39	$22,940	$22,924
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.639% 11/25/45	127,115	126,897
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.166% 3/25/35	259,931	258,085
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	202,333	200,406
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.883% 11/25/35	90,638	89,862

		871,505

Other ABS — 3.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	56,955	56,642
321 Henderson Receivables I LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	99,345	103,236
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 0.672% 11/15/40	109,120	104,125
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.178% 1/25/35	202,639	201,951
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (b) 2.174% 7/20/26	360,000	358,514
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.084% 1/20/26	250,000	248,510
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.064% 7/28/26	660,000	657,309
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	132,654	129,006

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	$214,540	$210,786
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.984% 10/20/25	500,000	497,597
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	210,000	213,733
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	318,400	332,330
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	166,208	161,674
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.093% 7/17/26	350,000	348,323
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (b) 2.033% 1/18/25	250,000	248,064
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.083% 8/05/27	570,000	566,808
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	42,262	41,998
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (b) 2.068% 7/15/26	345,000	343,464
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 1.835% 1/22/25	250,000	247,972
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.063% 7/18/27	380,000	377,099
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	468,768	467,189
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	248,391
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	155,830

	Principal Amount	Value
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	$225,669	$231,834
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.128% 10/15/26	250,000	248,884
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	182,119	181,208
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	48,190	48,065
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	30,087	29,876
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	166,469	165,933
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	190,000	202,731
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	42,294	41,532
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	247,222	236,281
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	345,625	351,724
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	571,207	569,006
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	86,151	86,336
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	214,155	216,280
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	507,450	521,556
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	537,300	553,616
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	244,902	258,523
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	41,282	41,995

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.983% 4/18/26	$475,000	$472,540
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.078% 7/15/26	450,000	447,761
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.730% 4/25/28	440,000	439,949
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	89,433	87,806
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	231,200	232,956
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	108,022	113,062
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	398,892	412,987
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 7/25/35	50,912	50,876
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	89,943	89,433
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	48,928	47,568
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.084% 7/20/27	425,000	421,733
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	202,083	191,738
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	194,245	189,725
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	121,337	119,860
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.788% 4/25/25	565,000	557,578

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.083% 4/19/26	$355,000	$353,608
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	57,004	56,905
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	80,422	81,049
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	32,086	32,058
Icon Brand Holdings LLC, Series 2012-1A, Class A, (Acquired 11/16/12, Cost $120,000) (b) (d) 4.229% 1/25/43	158,034	147,070
Icon Brand Holdings LLC, Series 2013-1A, Class A, (Acquired 1/9/14, Cost $171,783) (b) (d) 4.352% 1/25/43	139,877	132,332
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.083% 1/18/26	260,000	258,190
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (b) 1.581% 4/15/22	391,558	390,936
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.128% 7/15/26	460,000	458,627
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (b) 1.000% 6/15/17	587,143	587,147
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.248% 2/25/35	147,571	145,849
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	187,280	185,071
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.134% 7/20/26	465,000	464,206
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	197,904	198,608

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	$88,854	$89,340
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	72,769	72,714
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.540% 11/15/46	280,000	280,082
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.754% 4/20/25	355,000	351,378
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (b) 1.888% 7/23/25	270,000	268,151
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	130,000	130,528
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	65,486	66,239
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	220,000	219,865
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	58,126	58,065
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	24,419	24,381
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	24,881	24,758
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (b) 1.886% 2/20/25	250,000	248,157
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (b) 2.052% 11/08/24	250,000	248,992
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	43,169	43,393
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	74,964	75,156

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	$700,000	$703,719
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	156,160
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	581,515	580,788
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.920% 7/15/47	200,000	200,875
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	119,300	115,961
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	16,714	16,743
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	114,403	117,648
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.083% 10/17/26	430,000	428,910
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	390,000	397,597
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	86,457	88,915
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	178,650	181,088
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	471,438	472,690
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	307,675	317,068
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	421,813	424,687

		24,077,207

Student Loans ABS — 1.6%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 1.553% 12/27/44	495,000	474,746
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.510% 7/01/38	227,712	204,960

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.504% 1/25/47	$130,000	$96,768
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.353% 10/27/31	81,106	80,957
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	360,000	362,450
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	270,687	275,230
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	330,000	331,944
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 4.686% 11/26/40	270,000	312,543
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	500,000	497,260
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	200,000	194,339
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	100,000	84,578
Goal Capital Funding Trust, Series 2007-1, Class C1, 3 mo. LIBOR + .400%, FRN 1.040% 6/25/42	19,592	19,537
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	63,464	63,058
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 1.578% 2/25/42	214,327	211,824
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	123,215	122,686
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	99,822	98,645

	Principal Amount	Value
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 6/25/48	$220,000	$169,144
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/26/49	155,000	138,951
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 10/25/58	150,000	121,754
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.747% 3/23/37	350,000	329,753
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 0.890% 6/25/41	137,084	111,721
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.076% 1/25/37	237,857	232,239
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.442% 3/22/32	200,000	186,068
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 1.953% 7/27/50	150,000	129,209
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + ..800%, FRN 1.438% 7/25/36	250,000	237,708
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.078% 7/15/36	230,000	205,465
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	76,507	75,994
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 0.928% 7/15/36	125,000	121,218
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	240,000	234,751

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-5, Class A4, FRN 0.778% 10/25/28	$330,000	$310,844
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.788% 4/25/40	210,569	175,600
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.053% 2/26/29	150,000	142,865
SLM Student Loan Trust, Series 2013-6, Class A3, 1 mo. USD LIBOR + .650%, FRN 1.103% 6/25/55	170,000	166,753
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.388% 10/25/40	300,000	274,969
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. USD LIBOR + .900%, FRN 1.538% 7/25/23	230,000	214,707
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.952% 3/15/28	260,000	260,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.968% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 2.970% 3/15/28	186,000	186,000
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.642% 7/15/27	200,000	198,187
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	450,000	455,848
Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.643% 6/25/33	450,000	449,997
Sofi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	304,914

	Principal Amount	Value
Sofi Professional Loan Program LLC, Series 2016-A, Class A2 (b) 2.760% 12/26/36	$482,469	$480,233
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.457% 1/03/33	290,000	279,985
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 1.688% 10/27/36	170,000	168,524

		10,194,926

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	439,440	440,189
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	20,004	18,947
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	7,805	7,274
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (b) 0.626% 1/26/34	71,536	70,649
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	11,931	11,279
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	63,611	53,198
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	15,310	15,198
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	4,490	4,332
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	7,788	7,536
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	253	255
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	41,418	40,744

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.803% 4/25/28	$233,120	$233,505
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.903% 7/25/28	241,278	242,110
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	89,870	87,252

		1,232,468

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	29,164	29,137
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	25,557	24,510

		53,647

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,804,820)		47,681,545

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Colombia Government International Bond 6.125% 1/18/41	620,000	716,100
Mexico Government International Bond 4.750% 3/08/44	360,000	387,900
Peruvian Government International Bond 6.550% 3/14/37	95,000	128,013
Poland Government International Bond 6.375% 7/15/19	230,000	260,590
Province of Quebec Canada 7.500% 9/15/29	90,000	136,490
Republic of Turkey International Bond 4.875% 4/16/43	81,000	79,076
Republic of Turkey International Bond 6.750% 4/03/18	145,000	155,948
United Mexican States 5.125% 1/15/20	200,000	222,000
United Mexican States 6.750% 9/27/34	160,000	216,400

		2,302,517

	Principal Amount	Value
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,092,318)		$2,302,517

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.2%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	$687,359	712,428
Series 4290, Class CA 3.500% 12/15/38	405,172	427,495
Series 2617, Class Z 5.500% 5/15/33	323,195	367,198
Series 2693, Class Z 5.500% 10/15/33	571,121	642,302
Series 3423, Class PB 5.500% 3/15/38	124,002	140,920
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	248,871	268,360
Series 2014-48, Class AB 4.000% 10/25/40	560,373	596,275
Series 2007-32, Class Z 5.500% 4/25/37	187,415	210,918
Series 2010-60, Class HJ 5.500% 5/25/40	127,599	141,839
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	162,171	180,987
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	129,547	145,205

		3,833,927

Pass-Through Securities — 7.6%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	1,166,131	1,242,112
Pool #Q37468 3.500% 11/01/45	872,371	932,755
Pool #G08711 3.500% 6/01/46	1,296,661	1,368,180
Pool #C03537 4.500% 8/01/40	323,675	358,356
Pool #G06057 4.500% 10/01/40	226,832	249,578
Pool #G60485 4.500% 10/01/41	304,572	335,208
Pool #G60469 4.500% 1/01/42	189,319	208,184
Pool #G60342 4.500% 5/01/42	1,028,001	1,128,352

The accompanying notes are an integral part of the financial statements.

28

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G60172 4.500% 9/01/43	$304,637	$337,469
Pool #E85346 6.000% 9/01/16	1,002	1,006
Pool #E85389 6.000% 9/01/16	343	344
Pool #E85542 6.000% 10/01/16	626	629
Pool #G11431 6.000% 2/01/18	1,634	1,664
Pool #E85089 6.500% 8/01/16	1,627	1,630
Pool #E85301 6.500% 9/01/16	1,296	1,299
Pool #C55867 7.500% 2/01/30	60,165	70,442
Pool #C01079 7.500% 10/01/30	8,645	10,406
Pool #C01135 7.500% 2/01/31	25,948	31,135
Pool #C00470 8.000% 8/01/26	19,045	22,671
Pool #G00924 8.000% 3/01/28	22,027	26,195
Pool #554904 9.000% 3/01/17	54	55
Federal National Mortgage Association Pool #725692 2.480% 10/01/33 1 year CMT + 2.144%, FRN	80,470	84,730
Pool #888586 2.565% 10/01/34 1 year CMT + 2.213%, FRN	122,894	129,685
Pool #AS1304 3.500% 12/01/28	402,816	428,999
Pool #AV1897 3.500% 12/01/28	56,162	59,813
Pool #AV2325 3.500% 12/01/28	221,125	235,498
Pool #AS6187 3.500% 11/01/45	2,723,976	2,901,779
Pool #AS6293 3.500% 12/01/45	1,302,035	1,387,024
Pool #AS6306 3.500% 12/01/45	905,258	967,460
Pool #AS6477 3.500% 1/01/46	928,718	990,210
Pool #AS6476 3.500% 1/01/46	783,263	837,816
Pool #AS6475 3.500% 1/01/46	730,892	782,254
Pool #AZ7917 4.000% 3/01/41	105,784	114,457
Pool #AL2441 4.000% 9/01/42	668,967	727,580

	Principal Amount	Value
Pool #AL8422 4.000% 1/01/43	$97,877	$105,993
Pool #AB1466 4.500% 9/01/40	130,709	143,897
Pool #AH6787 4.500% 3/01/41	239,654	265,594
Pool #AL7566 4.500% 10/01/42	242,660	267,181
Pool #AL6997 4.500% 11/01/42	489,172	542,121
Pool #AD6437 5.000% 6/01/40	135,511	152,942
Pool #AD6996 5.000% 7/01/40	982,107	1,093,093
Pool #AL8173 5.000% 2/01/44	370,144	411,973
Pool #564594 7.000% 1/01/31	11,400	13,478
Pool #572844 7.000% 4/01/31	24,976	29,966
Pool #253795 7.000% 5/01/31	77,260	92,397
Pool #499386 7.500% 9/01/29	1,791	2,162
Pool #521006 7.500% 12/01/29	694	832
Pool #522769 7.500% 12/01/29	70	84
Pool #252981 7.500% 1/01/30	9,935	11,900
Pool #524874 7.500% 2/01/30	331	344
Pool #531196 7.500% 2/01/30	1,072	1,293
Pool #524317 7.500% 3/01/30	1,141	1,377
Pool #530520 7.500% 3/01/30	12,301	14,667
Pool #530299 7.500% 3/01/30	293	343
Pool #253183 7.500% 4/01/30	4,168	5,000
Pool #253265 7.500% 5/01/30	2,312	2,738
Pool #536999 8.000% 3/01/30	59	71
Pool #536949 8.000% 5/01/30	1,552	1,916
Pool #526380 8.000% 5/01/30	6,259	7,694
Pool #535351 8.000% 6/01/30	4,348	5,312

The accompanying notes are an integral part of the financial statements.

29

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253481 8.000% 10/01/30	$2,976	$3,632
Pool #190317 8.000% 8/01/31	1,162	1,423
Pool #596656 8.000% 8/01/31	1,147	1,264
Pool #602008 8.000% 8/01/31	3,696	4,511
Federal National Mortgage Association TBA Pool #1080 2.500% 7/01/28 (c)	4,850,000	5,010,656
Pool #983 2.500% 9/01/42 (c)	4,475,000	4,532,336
Pool #3772 3.000% 7/01/28 (c)	3,625,000	3,796,621
Pool #754 3.000% 6/01/43 (c)	3,375,000	3,495,630
Pool #15801 4.500% 6/01/40 (c)	1,225,000	1,337,356
Government National Mortgage Association Pool #783896 3.500% 5/15/44	896,584	959,975
Pool #784026 3.500% 12/20/44	243,324	260,271
Pool #359587 7.000% 6/15/23	484	538
Pool #337539 7.000% 7/15/23	749	850
Pool #363066 7.000% 8/15/23	9,997	11,420
Pool #354674 7.000% 10/15/23	6,266	7,050
Pool #362651 7.000% 10/15/23	15,164	16,890
Pool #368814 7.000% 10/15/23	1,615	1,759
Pool #352021 7.000% 11/15/23	2,881	3,266
Pool #371967 7.000% 11/15/23	378	433
Pool #591581 7.000% 8/15/32	10,642	12,775
Pool #205884 7.500% 5/15/17	3,988	4,038
Pool #213760 7.500% 6/15/17	1,182	1,200
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	108,512	111,532

	Principal Amount	Value
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	$150,874	$156,288
Government National Mortgage Association II TBA Pool #24 3.000% 2/01/44 (c)	1,925,000	2,011,926
Pool #1153 3.000% 2/01/44 (c)	4,625,000	4,824,634
Pool #1767 4.000% 9/01/43 (c)	375,000	400,898
Pool #1207 4.500% 4/01/41 (c)	1,275,000	1,368,633

		47,487,148

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $50,784,948)		51,321,075

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds & Notes — 3.6%
U.S. Treasury Bond 2.500% 5/15/46	270,000	281,064
U.S. Treasury Bond 2.875% 8/15/45	4,450,000	4,988,607
U.S. Treasury Bond 3.500% 2/15/39	3,030,000	3,818,628
U.S. Treasury Note 1.250% 3/31/21	1,630,000	1,649,117
U.S. Treasury Note (e) 1.625% 11/30/20	8,090,000	8,327,012
U.S. Treasury Note 1.625% 5/15/26	780,000	789,567
U.S. Treasury Note 2.125% 5/15/25	2,450,000	2,587,813

		22,441,808

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,664,486)		22,441,808

TOTAL BONDS & NOTES (Cost $191,768,800)		196,738,766

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	18,800	18,988
Safeway PDC LLC Contingent Value (a) (f)	18,800	940

		19,928

The accompanying notes are an integral part of the financial statements.

30

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL RIGHTS (Cost $19,928)		$19,928

TOTAL LONG-TERM INVESTMENTS (Cost $518,479,221)		623,104,161

SHORT-TERM INVESTMENTS — 5.1%
Commercial Paper — 5.1%
Amphenol Corp. (b) 0.600% 7/01/16	$3,503,000	3,502,931
Anheuser-Busch InBev Worldwide, Inc. (b) 1.110% 7/13/16	4,939,000	4,938,313
ERAC USA Finance LLC (b) 0.950% 8/18/16	3,000,000	2,996,782
FMC Technologies, Inc. (b) 0.900% 7/19/16	3,820,000	3,818,494
Fortive Corp. (b) 1.100% 10/26/16	4,000,000	3,987,217
ONEOK Partners LP (b) 1.100% 7/05/16	2,430,000	2,429,759
Schlumberger Holdings Corp. (b) 1.050% 8/16/16	4,000,000	3,994,449
Sempra Energy Holdings (b) 1.050% 7/26/16	3,518,000	3,516,079
Thomson Reuters Corp. (b) 1.100% 9/02/16	3,000,000	2,996,149

		32,180,173

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (g)	223,406	223,406

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	24	24

U.S. Treasury Bill — 0.0%
U. S. Treasury Bill 0.000% 7/07/16	300,000	299,866

TOTAL SHORT-TERM INVESTMENTS (Cost $32,697,769)		32,703,469

TOTAL INVESTMENTS — 104.7% (Cost $551,176,990) (h)		655,807,630

Other Assets/(Liabilities) — (4.7)%		(29,282,382)

NET ASSETS — 100.0%		$626,525,248

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $75,684,553 or 12.08% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $283,148 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $19,928 or 0.00% of net assets.
(g)	Maturity value of $223,406. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $231,231.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.5%
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	70,053	$4,539,435
Eastman Chemical Co.	80,180	5,444,222
The Mosaic Co.	59,540	1,558,757

		11,542,414

Mining — 1.0%
Alcoa, Inc.	159,540	1,478,936
Vulcan Materials Co.	51,891	6,245,600

		7,724,536

		19,266,950

Communications — 8.8%
Advertising — 0.7%
Nielsen Holdings PLC	99,760	5,184,527

Internet — 1.5%
Alphabet, Inc. Class A (a)	6,150	4,326,710
Liberty Interactive Corp. QVC Group Class A (a)	133,839	3,395,495
Symantec Corp.	190,321	3,909,193

		11,631,398

Media — 3.2%
CBS Corp. Class B (Non-Voting)	57,590	3,135,199
Comcast Corp. Class A	187,963	12,253,308
DISH Network Corp. Class A (a)	63,000	3,301,200
Liberty Global PLC Series A (a)	108,745	3,160,130
The Walt Disney Co.	22,030	2,154,975

		24,004,812

Telecommunications — 3.4%
Cisco Systems, Inc.	191,669	5,498,984
T-Mobile US, Inc. (a)	140,480	6,078,569
Verizon Communications, Inc.	185,493	10,357,929
Vodafone Group PLC Sponsored ADR (United Kingdom) (b)	119,576	3,693,703

		25,629,185

		66,449,922

Consumer, Cyclical — 9.2%
Airlines — 0.4%
Delta Air Lines, Inc.	82,330	2,999,282

Apparel — 0.4%
Ralph Lauren Corp.	35,889	3,216,372

Auto Manufacturers — 0.0%
Ford Motor Co.	4,850	60,965

Automotive & Parts — 1.2%
Johnson Controls, Inc.	211,910	9,379,137

	Number of Shares	Value
Home Builders — 0.6%
Lennar Corp. Class A	88,380	$4,074,318

Home Furnishing — 0.5%
Whirlpool Corp.	23,230	3,871,047

Housewares — 0.5%
Newell Brands, Inc.	80,990	3,933,684

Leisure Time — 1.3%
Carnival Corp.	143,070	6,323,694
Harley-Davidson, Inc. (b)	71,216	3,226,085

		9,549,779

Retail — 4.3%
Advance Auto Parts, Inc.	19,198	3,102,973
CVS Health Corp.	53,129	5,086,570
Dollar General Corp.	28,376	2,667,344
Lowe’s Cos., Inc.	30,817	2,439,782
Macy’s, Inc.	2,630	88,394
Wal-Mart Stores, Inc.	142,430	10,400,239
Walgreens Boots Alliance, Inc.	103,060	8,581,806

		32,367,108

		69,451,692

Consumer, Non-cyclical — 20.8%
Agriculture — 0.7%
Philip Morris International, Inc.	54,082	5,501,221

Beverages — 1.9%
The Coca-Cola Co.	116,680	5,289,104
PepsiCo, Inc.	86,109	9,122,388

		14,411,492

Biotechnology — 1.0%
Amgen, Inc.	20,180	3,070,387
Gilead Sciences, Inc.	49,280	4,110,938

		7,181,325

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	115,350	9,766,684

Foods — 1.0%
The Hershey Co.	21,580	2,449,114
Mondelez International, Inc. Class A	116,732	5,312,474

		7,761,588

Health Care – Products — 1.7%
Medtronic PLC	77,303	6,707,581
Zimmer Biomet Holdings, Inc.	53,740	6,469,221

		13,176,802

Health Care – Services — 3.9%
HCA Holdings, Inc. (a)	25,300	1,948,353
Humana, Inc.	21,302	3,831,804

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	33,940	$5,014,974
UnitedHealth Group, Inc.	132,432	18,699,399

		29,494,530

Pharmaceuticals — 9.3%
AbbVie, Inc.	71,069	4,399,882
Allergan PLC (a)	28,842	6,665,098
Cardinal Health, Inc.	49,500	3,861,495
Eli Lilly & Co.	144,769	11,400,559
Merck & Co., Inc.	116,086	6,687,714
Pfizer, Inc.	657,044	23,134,519
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	286,549	14,393,356

		70,542,623

		157,836,265

Energy — 10.8%
Oil & Gas — 8.2%
Anadarko Petroleum Corp.	90,876	4,839,147
Apache Corp.	84,230	4,689,084
BP PLC Sponsored ADR (United Kingdom)	184,202	6,541,013
Chevron Corp.	93,946	9,848,359
ConocoPhillips	101,089	4,407,480
Hess Corp.	113,911	6,846,051
Newfield Exploration Co. (a)	62,558	2,763,812
Phillips 66	46,841	3,716,365
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	85,325	4,711,647
Suncor Energy, Inc.	398,450	11,049,019
Valero Energy Corp.	56,609	2,887,059

		62,299,036

Oil & Gas Services — 1.9%
Halliburton Co.	139,652	6,324,839
National Oilwell Varco, Inc.	98,305	3,307,963
Schlumberger Ltd.	57,112	4,516,417

		14,149,219

Pipelines — 0.7%
Enbridge, Inc. (b)	131,090	5,552,973

		82,001,228

Financial — 22.6%
Banks — 5.0%
Bank of America Corp.	1,442,366	19,140,197
Fifth Third Bancorp	306,423	5,389,980
The PNC Financial Services Group, Inc.	54,395	4,427,209
State Street Corp.	46,796	2,523,240
Wells Fargo & Co.	136,214	6,447,009

		37,927,635

	Number of Shares	Value
Diversified Financial — 10.2%
Ally Financial, Inc. (a)	799,660	$13,650,196
American Express Co.	48,031	2,918,364
Ameriprise Financial, Inc.	42,670	3,833,899
Citigroup, Inc.	213,461	9,048,612
Discover Financial Services	103,135	5,527,005
FNF Group	137,979	5,174,212
JP Morgan Chase & Co.	427,145	26,542,790
Nasdaq, Inc.	27,840	1,800,413
Synchrony Financial (a)	240,140	6,070,739
T. Rowe Price Group, Inc.	37,550	2,740,024

		77,306,254

Insurance — 4.8%
American International Group, Inc.	323,724	17,121,762
Aon PLC	59,470	6,495,908
Genworth Financial, Inc. Class A (a)	36,080	93,087
MetLife, Inc.	103,044	4,104,243
The Travelers Cos., Inc.	42,709	5,084,079
Unum Group	112,772	3,585,022

		36,484,101

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	62,320	1,650,233

Real Estate Investment Trusts (REITS) — 2.4%
Crown Castle International Corp.	22,560	2,288,261
Digital Realty Trust, Inc. (b)	46,820	5,102,912
Outfront Media, Inc.	71,981	1,739,781
Public Storage	16,810	4,296,468
Weyerhaeuser Co.	146,585	4,363,835

		17,791,257

		171,159,480

Industrial — 11.3%
Aerospace & Defense — 2.8%
Harris Corp.	29,795	2,486,095
Lockheed Martin Corp.	24,260	6,020,604
Northrop Grumman Corp.	26,329	5,852,410
United Technologies Corp.	66,001	6,768,403

		21,127,512

Building Materials — 0.3%
Louisiana-Pacific Corp. (a)	152,870	2,652,294

Electronics — 0.7%
TE Connectivity Ltd.	86,930	4,964,572

Environmental Controls — 0.3%
Waste Management, Inc.	39,250	2,601,097

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	26,920	2,040,805
Ingersoll-Rand PLC	58,942	3,753,427

		5,794,232

The accompanying notes are an integral part of the financial statements.

33

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 4.5%
Danaher Corp.	71,008	$7,171,808
Eaton Corp. PLC	209,176	12,494,083
Honeywell International, Inc.	40,239	4,680,600
Parker Hannifin Corp.	46,053	4,976,027
Pentair PLC	83,042	4,840,518

		34,163,036

Packaging & Containers — 0.6%
Sealed Air Corp.	103,677	4,766,032

Transportation — 1.3%
CSX Corp.	5,330	139,006
FedEx Corp.	13,470	2,044,477
Norfolk Southern Corp.	52,985	4,510,613
XPO Logistics, Inc. (a) (b)	125,620	3,298,781

		9,992,877

		86,061,652

Technology — 8.7%
Computers — 3.0%
Apple, Inc.	109,040	10,424,224
EMC Corp.	34,112	926,823
Synopsys, Inc. (a)	103,540	5,599,444
Western Digital Corp.	116,670	5,513,824

		22,464,315

Semiconductors — 3.1%
Broadcom Ltd.	67,882	10,548,863
Micron Technology, Inc. (a)	76,706	1,055,475
NXP Semiconductor NV (a)	42,450	3,325,533
QUALCOMM, Inc.	78,505	4,205,513
Texas Instruments, Inc.	72,930	4,569,064

		23,704,448

Software — 2.6%
First Data Corp. Class A (a)	464,370	5,140,576
Microsoft Corp.	293,603	15,023,665

		20,164,241

		66,333,004

Utilities — 3.7%
Electric — 3.7%
Calpine Corp. (a)	189,618	2,796,865
Edison International	175,840	13,657,493
NextEra Energy, Inc.	47,600	6,207,040
PG&E Corp.	81,203	5,190,432

		27,851,830

TOTAL COMMON STOCK (Cost $619,525,090)		746,412,023

TOTAL EQUITIES (Cost $619,525,090)		746,412,023

	Number of Shares	Value
MUTUAL FUNDS — 2.7%
Diversified Financial — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)	20,293,022	$20,293,022

TOTAL MUTUAL FUNDS (Cost $20,293,022)		20,293,022

TOTAL LONG-TERM INVESTMENTS (Cost $639,818,112)		766,705,045

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$8,154,114	8,154,114

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	18,862	18,862

TOTAL SHORT-TERM INVESTMENTS (Cost $8,172,976)		8,172,976

TOTAL INVESTMENTS — 102.2% (Cost $647,991,088) (e)		774,878,021

Other Assets/(Liabilities) — (2.2)%		(16,342,843)

NET ASSETS — 100.0%		$758,535,178

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $19,831,205 or 2.61% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,154,116. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.125%, maturity dates ranging from 9/30/19 – 5/15/21, and an aggregate market value, including accrued interest, of $8,323,841.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MML Managed Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	95,000	$2,558,350

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,558,350

TOTAL EQUITIES (Cost $2,375,000)		2,558,350

	Principal Amount
BONDS & NOTES — 99.2%

CORPORATE DEBT — 36.2%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$763,000	846,401
WPP Finance 2010 5.625% 11/15/43	1,205,000	1,384,351

		2,230,752

Aerospace & Defense — 0.3%
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,800,849
Spirit AeroSystems, Inc. 3.850% 6/15/26	910,000	940,394
United Technologies Corp. 6.125% 7/15/38	350,000	479,414

		3,220,657

Agriculture — 0.6%
Altria Group, Inc. 4.250% 8/09/42	515,000	562,286
Altria Group, Inc. 9.700% 11/10/18	112,000	133,449
Altria Group, Inc. 9.950% 11/10/38	170,000	305,821
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,218,649
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	1,001,048
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,170,000	2,234,627
Philip Morris International, Inc. 6.375% 5/16/38	160,000	221,299
Reynolds American, Inc. 3.250% 6/12/20	840,000	887,949
Reynolds American, Inc. 5.850% 8/15/45	760,000	971,076

		7,536,204

	Principal Amount	Value
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	$237,759	$240,137
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	580,004	603,204
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,955,000	1,984,325
WestJet Airlines Ltd. (a) 3.500% 6/16/21	4,215,000	4,248,619

		7,076,285

Auto Manufacturers — 0.6%
General Motors Co. 5.200% 4/01/45	1,575,000	1,560,395
General Motors Co. 6.600% 4/01/36	1,345,000	1,542,322
General Motors Financial Co., Inc. 3.100% 1/15/19	1,591,000	1,625,300
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,919,770
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,062,250

		7,710,037

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	1,222,000	1,255,605
Lear Corp. 5.375% 3/15/24	535,000	563,088

		1,818,693

Banks — 2.9%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,838,851
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,087,711
Bancolombia SA 5.950% 6/03/21	290,000	317,115
Bank of America Corp. 4.750% 4/21/45	1,540,000	1,573,329
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,318,127
Bank of America Corp. 5.750% 12/01/17	780,000	825,585
Bank of America Corp. 5.875% 2/07/42	470,000	593,264
Compass Bank 3.875% 4/10/25	2,366,000	2,270,475
Discover Bank 2.000% 2/21/18	1,385,000	1,389,480

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Horizon National Corp. 3.500% 12/15/20	$3,580,000	$3,612,782
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,301,095
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,290,674
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,470,179
MUFG Union Bank NA 2.625% 9/26/18	500,000	510,948
Regions Bank 2.250% 9/14/18	2,870,000	2,889,108
Regions Financial Corp. 7.500% 5/15/18	765,000	838,972
SVB Financial Group 3.500% 1/29/25	3,885,000	3,873,174
SVB Financial Group 5.375% 9/15/20	475,000	530,236
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	680,000	699,407
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,639,083
Wachovia Bank NA 6.600% 1/15/38	325,000	445,812
Wells Fargo & Co. 4.300% 7/22/27	3,360,000	3,627,896

		36,943,303

Beverages — 0.9%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	169,849
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,375,000	5,126,809
Molson Coors Brewing Co. (b) 2.100% 7/15/21	1,120,000	1,123,405
Molson Coors Brewing Co. (b) 3.000% 7/15/26	2,035,000	2,032,993
Molson Coors Brewing Co. (b) 4.200% 7/15/46	1,085,000	1,089,639
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,411,598

		10,954,293

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	1,081,150

Building Materials — 0.4%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,341,699
Lafarge SA 6.500% 7/15/16	1,185,000	1,186,452
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	1,365,000	1,360,696

	Principal Amount	Value
Owens Corning, Inc. 9.000% 6/15/19	$590,000	$683,417

		4,572,264

Chemicals — 0.5%
Ashland, Inc. 6.875% 5/15/43	302,000	302,000
Cabot Corp. 5.000% 10/01/16	2,215,000	2,234,472
The Dow Chemical Co. 8.550% 5/15/19	250,000	296,759
Ecolab, Inc. 4.350% 12/08/21	375,000	424,523
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	698,378
RPM International, Inc. 6.125% 10/15/19	550,000	612,011
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,487,064
Valspar Corp. 7.250% 6/15/19	315,000	359,165

		6,414,372

Commercial Services — 0.8%
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	404,823
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	165,612
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,665,000
The Western Union Co. 5.930% 10/01/16	4,020,000	4,059,320

		10,294,755

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	2,435,000	2,506,275
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	487,000	507,691
Electronic Data Systems LLC 7.450% 10/15/29	300,000	364,156

		3,378,122

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	242,304

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. 4.950% 12/15/24	3,045,000	3,032,887

Diversified Financial — 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	4,735,000	4,845,089

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Affiliated Managers Group, Inc. 3.500% 8/01/25	$2,080,000	$2,077,808
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,322,000	1,399,348
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,315,400
Air Lease Corp. 3.375% 6/01/21	2,470,000	2,531,676
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,678,900
Air Lease Corp. STEP 5.625% 4/01/17	535,000	546,369
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,031,074
BGC Partners, Inc. (a) 5.125% 5/27/21	3,435,000	3,497,256
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,234,423
Citigroup, Inc. 5.875% 1/30/42	475,000	601,254
Eaton Vance Corp. 6.500% 10/02/17	168,000	177,360
GE Capital International Funding Co. (a) 4.418% 11/15/35	1,059,000	1,187,760
General Electric Capital Corp. 6.875% 1/10/39	298,000	449,816
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,056,703
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,102,912
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	161,624
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	425,569
Hyundai Capital America (a) 2.875% 8/09/18	800,000	819,778
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,477,735
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,542,755
International Lease Finance Corp. STEP 8.750% 3/15/17	675,000	704,700
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,057,203
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,829,411
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,426,516
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,948,957
Lazard Group LLC 6.850% 6/15/17	245,000	256,210

	Principal Amount	Value
Legg Mason, Inc. 5.625% 1/15/44	$1,015,000	$1,042,820
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	563,238
Morgan Stanley 6.625% 4/01/18	1,000,000	1,083,773
Nasdaq, Inc. 3.850% 6/30/26	860,000	873,775
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	417,713

		49,364,925

Electric — 2.9%
Ameren Corp. 3.650% 2/15/26	845,000	911,145
Appalachian Power Co. 3.400% 6/01/25	2,395,000	2,541,641
Berkshire Hathaway Energy 5.950% 5/15/37	1,100,000	1,431,053
Entergy Arkansas, Inc. 3.500% 4/01/26	435,000	476,755
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,054,275
Florida Power & Light Co. 4.950% 6/01/35	630,000	765,652
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,910,000	4,983,650
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	505,000	561,181
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,213,898
Majapahit Holding BV (a) 7.750% 1/20/20	690,000	788,670
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,406,635
Nevada Power Co. Series N 6.650% 4/01/36	550,000	763,089
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,301,723
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,215,671
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	721,798
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	706,871
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,901,685
PPL Capital Funding, Inc. 3.100% 5/15/26	1,810,000	1,829,669
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,320,334
Progress Energy, Inc. 7.000% 10/30/31	485,000	653,100

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Puget Energy, Inc. 3.650% 5/15/25	$2,345,000	$2,407,790
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,840,493
Southern California Edison Co. 5.950% 2/01/38	545,000	734,291
The Southern Co. 1.850% 7/01/19	1,300,000	1,316,446
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	78,372	83,111
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	561,734
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	887,085
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	398,633
Xcel Energy, Inc. 3.300% 6/01/25	1,510,000	1,592,654

		36,370,732

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,342,829
Amphenol Corp. 4.000% 2/01/22	475,000	504,895
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,721,558
FLIR Systems, Inc. 3.125% 6/15/21	1,235,000	1,268,054
Tech Data Corp. 3.750% 9/21/17	885,000	906,844

		5,744,180

Engineering & Construction — 0.2%
SBA Tower Trust (a) 3.156% 10/15/45	1,200,000	1,216,500
SBA Tower Trust (a) (b) 2.877% 7/15/46	1,200,000	1,199,640

		2,416,140

Environmental Controls — 0.0%
Republic Services, Inc. 5.250% 11/15/21	100,000	115,575

Foods — 0.6%
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,195,152
General Mills, Inc. 5.400% 6/15/40	70,000	86,761
Kraft Foods, Inc. 6.500% 2/09/40	260,000	352,716

	Principal Amount	Value
Kraft Heinz Foods Co. (a) 3.000% 6/01/26	$3,275,000	$3,301,783
The Kroger Co. 2.600% 2/01/21	920,000	955,392
Tyson Foods, Inc. 2.650% 8/15/19	430,000	441,758
Tyson Foods, Inc. 4.875% 8/15/34	660,000	736,306

		7,069,868

Forest Products & Paper — 0.2%
The Mead Corp. 7.550% 3/01/47	1,000,000	1,289,512
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	770,000	798,875

		2,088,387

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	488,668
Spire, Inc. 4.700% 8/15/44	1,840,000	1,934,469

		2,423,137

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	800,000	804,293
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,600,000	1,634,787

		2,439,080

Health Care – Products — 0.3%
Boston Scientific Corp. 6.000% 1/15/20	650,000	739,947
Johnson & Johnson 5.850% 7/15/38	175,000	254,427
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,085,000	3,179,716

		4,174,090

Health Care – Services — 0.5%
Aetna, Inc. 2.400% 6/15/21	1,710,000	1,744,682
Aetna, Inc. 3.200% 6/15/26	2,025,000	2,083,369
Aetna, Inc. 4.375% 6/15/46	495,000	514,057
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	366,187
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,692,740

		6,401,035

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,531,193

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	$290,000	$326,402

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,070,000	2,195,585

Insurance — 3.1%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,065,000	2,117,657
American International Group, Inc. 3.900% 4/01/26	125,000	128,816
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,616,612
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,127,899
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	596,376
Brown & Brown, Inc. 4.200% 9/15/24	412,000	420,172
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	834,000	725,580
CNA Financial Corp. 7.350% 11/15/19	670,000	773,689
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,658,070
CNO Financial Group, Inc. 5.250% 5/30/25	1,911,000	1,968,330
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,419,194
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	741,181
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,337,300
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	344,119
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	787,000	771,653
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,680,000	1,751,938
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	660,509
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,328,711
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,609,390
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,350,677
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,490,169

	Principal Amount	Value
Trinity Acquisition PLC 4.400% 3/15/26	$445,000	$464,635
Unum Group 3.000% 5/15/21	985,000	1,007,393
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,213,484
Willis North America, Inc. 7.000% 9/29/19	566,000	640,767
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,889,753
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,840,469
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,441,063
XLIT Ltd. 6.375% 11/15/24	2,590,000	3,114,977

		39,550,583

Internet — 0.9%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,733,317
Expedia, Inc. 4.500% 8/15/24	5,490,000	5,639,932
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,819,971
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,390,000	1,426,005

		11,619,225

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,361,592
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,474,733

		5,836,325

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,229,950
ArcelorMittal STEP 6.250% 8/05/20	1,200,000	1,260,000
Glencore Funding LLC (a) 2.875% 4/16/20	4,045,000	3,802,300
Glencore Funding LLC (a) 4.625% 4/29/24	340,000	317,900
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,898,192
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,110,582

		10,618,924

Lodging — 0.2%
Marriott International, Inc. 2.300% 1/15/22	1,190,000	1,197,152

The accompanying notes are an integral part of the financial statements.

39

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 3.375% 10/15/20	$1,290,000	$1,358,184
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	239,990

		2,795,326

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	1,650,000	1,659,900
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,495,575
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	655,000
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,255,500
Xylem, Inc. 4.875% 10/01/21	375,000	408,869

		5,474,844

Manufacturing — 0.3%
General Electric Co. 4.125% 10/09/42	1,430,000	1,572,895
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	344,232
SPX FLOW, Inc. 6.875% 9/01/17	1,195,000	1,244,294
Tyco Electronics Group SA 7.125% 10/01/37	335,000	456,935

		3,618,356

Media — 0.7%
21st Century Fox America, Co. 6.900% 8/15/39	420,000	561,836
CBS Corp. 7.875% 7/30/30	315,000	446,587
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	1,560,000	1,630,893
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	1,285,000	1,534,317
Comcast Corp. 6.950% 8/15/37	515,000	740,753
NBCUniversal Media LLC 6.400% 4/30/40	65,000	90,634
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,157,271
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	87,090
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	379,473

	Principal Amount	Value
Time Warner, Inc. 4.700% 1/15/21	$650,000	$725,014
Time Warner, Inc. 6.100% 7/15/40	650,000	794,416
Time Warner, Inc. 6.250% 3/29/41	210,000	264,276

		8,412,560

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	900,000	920,421
Glencore Finance Canada (a) 5.800% 11/15/16	240,000	242,880

		1,163,301

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,767,455
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	263,635
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	174,130

		2,205,220

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,058

Oil & Gas — 1.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,050,000	1,159,494
ConocoPhillips Co. 2.400% 12/15/22	910,000	899,514
ConocoPhillips Co. 2.875% 11/15/21	3,065,000	3,118,775
ConocoPhillips Co. 4.200% 3/15/21	1,200,000	1,299,289
Exxon Mobil Corp. 2.222% 3/01/21	3,646,000	3,759,194
Exxon Mobil Corp. 2.397% 3/06/22	420,000	430,750
Petroleos Mexicanos 3.125% 1/23/19	325,000	324,188
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,260,091
Petroleos Mexicanos 6.375% 1/23/45	595,000	597,975
Petroleos Mexicanos 6.625% 6/15/35	140,000	144,340
Phillips 66 5.875% 5/01/42	2,160,000	2,593,737
Pioneer Natural Resources Co. 4.450% 1/15/26	2,000,000	2,178,992
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,151,563

The accompanying notes are an integral part of the financial statements.

40

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pioneer Natural Resources Co. 7.500% 1/15/20	$350,000	$409,831

		19,327,733

Oil & Gas Services — 0.0%
Weatherford International Ltd. 6.000% 3/15/18	525,000	551,250

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	3,191,083
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	828,063
Brambles USA, Inc., Series A (a) 5.350% 4/01/20	490,000	544,177

		4,563,323

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.400% 11/06/42	500,000	509,484
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,067,815
Actavis Funding SCS 3.800% 3/15/25	2,790,000	2,906,700
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,333,593
Baxalta, Inc. 4.000% 6/23/25	1,775,000	1,852,202
Baxalta, Inc. 5.250% 6/23/45	885,000	959,894
McKesson Corp. 2.284% 3/15/19	600,000	613,466
McKesson Corp. 4.750% 3/01/21	600,000	662,022
McKesson Corp. 4.883% 3/15/44	625,000	712,746
McKesson Corp. 6.000% 3/01/41	550,000	694,608
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	237,637
Mylan NV (a) 3.150% 6/15/21	1,750,000	1,775,109
Mylan NV (a) 3.950% 6/15/26	4,420,000	4,472,987
Pfizer, Inc. 7.200% 3/15/39	395,000	601,001
Wyeth 6.000% 2/15/36	360,000	480,740

		19,880,004

Pipelines — 1.3%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	203,032
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,423,087

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$475,000	$515,422
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	493,249
Enterprise Products Operating Co. 3.700% 2/15/26	2,285,000	2,377,904
Enterprise Products Operating Co. 5.950% 2/01/41	455,000	533,937
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	189,299
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	157,381
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	193,126
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,840,937
Kinder Morgan, Inc. 4.300% 6/01/25	1,775,000	1,817,458
Magellan Midstream Partners LP 5.000% 3/01/26	1,060,000	1,199,109
Magellan Midstream Partners LP 5.150% 10/15/43	2,575,000	2,747,512
Southern Natural Gas Co. LLC STEP (a) 5.900% 4/01/17	310,000	318,245

		16,009,698

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,145,463
American Tower Corp. 3.450% 9/15/21	2,690,000	2,799,919
American Tower Corp. 4.400% 2/15/26	860,000	933,700
American Tower Corp. 4.500% 1/15/18	1,375,000	1,434,510
Boston Properties LP 3.700% 11/15/18	475,000	497,298
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	839,477
DDR Corp. 4.750% 4/15/18	1,000,000	1,043,332
DDR Corp. 7.500% 4/01/17	1,000,000	1,042,453
Duke Realty LP 3.250% 6/30/26	770,000	780,689
Duke Realty LP 8.250% 8/15/19	1,375,000	1,632,459
Federal Realty Investment Trust 5.900% 4/01/20	330,000	376,515
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,850,951
Highwoods Realty LP 7.500% 4/15/18	195,000	212,780

The accompanying notes are an integral part of the financial statements.

41

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Host Hotels & Resorts LP 4.000% 6/15/25	$682,000	$693,478
ProLogis LP 2.750% 2/15/19	530,000	544,689

		15,827,713

Retail — 1.5%
AutoNation, Inc. 4.500% 10/01/25	700,000	739,173
Bed Bath & Beyond, Inc. 5.165% 8/01/44	600,000	528,652
CVS Health Corp. 6.125% 9/15/39	560,000	769,180
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,243,492	1,441,642
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,512	10,710
Dollar Tree, Inc. (a) 5.750% 3/01/23	2,945,000	3,129,062
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,682,225
The Home Depot, Inc. 5.950% 4/01/41	600,000	827,949
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	641,312
QVC, Inc. 3.125% 4/01/19	960,000	985,524
QVC, Inc. 4.450% 2/15/25	1,380,000	1,384,651
QVC, Inc. 5.125% 7/02/22	545,000	587,547
Tiffany & Co. 4.900% 10/01/44	990,000	989,875
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	1,033,114
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	746,381
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	707,743
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,265,000	1,340,245

		18,544,985

Savings & Loans — 0.1%
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,414,960

Semiconductors — 0.5%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,222,244
Lam Research Corp. 2.750% 3/15/20	2,265,000	2,314,658
Lam Research Corp. 3.800% 3/15/25	2,010,000	2,077,898

	Principal Amount	Value
QUALCOMM, Inc. 3.450% 5/20/25	$1,134,000	$1,205,123

		6,819,923

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,050,000	1,061,339
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	698,979
CA, Inc. 2.875% 8/15/18	730,000	744,572
CA, Inc. 5.375% 12/01/19	1,068,000	1,173,670

		3,678,560

Telecommunications — 1.1%
America Movil SAB de CV 5.000% 3/30/20	500,000	554,012
America Movil SAB de CV 6.125% 3/30/40	525,000	643,705
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,819,150
AT&T, Inc. 6.550% 2/15/39	455,000	560,710
British Telecom PLC STEP 9.375% 12/15/30	495,000	762,637
CenturyLink, Inc. 6.150% 9/15/19	560,000	595,700
Cisco Systems, Inc. 5.500% 1/15/40	345,000	452,350
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,766,937
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	715,297
Embarq Corp. 7.995% 6/01/36	145,000	145,181
Rogers Communications, Inc. 7.500% 8/15/38	50,000	68,378
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	541,925
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	243,552
Verizon Communications, Inc. 2.625% 2/21/20	1,650,000	1,707,527
Verizon Communications, Inc. 4.862% 8/21/46	918,000	1,003,454
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	1,145,329
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,457,872

		14,183,716

The accompanying notes are an integral part of the financial statements.

42

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.4%
Asciano Finance (a) 4.625% 9/23/20	$610,000	$627,593
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,188,191
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,134,000
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	954,894
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	462,198
Union Pacific Corp. 4.000% 2/01/21	500,000	550,736
Union Pacific Corp. 5.375% 6/01/33	520,000	634,964

		5,552,576

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	5,210,000	5,157,900
GATX Corp. 2.375% 7/30/18	865,000	874,428

		6,032,328

TOTAL CORPORATE DEBT (Cost $432,907,034)		454,961,898

MUNICIPAL OBLIGATIONS — 1.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,708,005
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	152,145
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,985,702
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 1.947% 12/01/31	1,900,000	1,823,707
State of California BAB 7.550% 4/01/39	120,000	189,692
State of California BAB 7.600% 11/01/40	3,160,000	5,087,885
State of Illinois 5.365% 3/01/17	2,200,000	2,253,944

		16,201,080

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,842,934)		16,201,080

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	$1,500,000	$1,499,999

Automobile ABS — 0.8%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	1,107,021	1,107,415
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	1,420,000	1,469,688
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	677,919	669,449
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	570,992	571,078
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	1,200,000	1,211,063
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	1,070,000	1,073,348
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	227,656	227,502
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,231,390
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	1,760,000	1,758,435
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	208,211	206,649

		10,526,017

Commercial MBS — 4.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	1,415,293	1,461,983
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.435% 2/10/51	1,544,717	1,623,125

The accompanying notes are an integral part of the financial statements.

43

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.479% 2/10/51	$1,310,000	$1,379,773
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,130,660	1,136,791
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	935,780
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	744,436	757,207
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	2,545,000	2,582,543
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,361,486	1,423,476
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,395,000	1,448,882
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	2,870,000	2,963,817
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,113,995
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,502,954
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	1,410,000	1,595,573
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	1,000,000	907,875
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,335,000	1,380,476

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	$2,261,416	$2,329,960
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,071,748
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	1,673,571	1,673,236
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	548,824
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	776,495	780,874
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	1,620,000	1,640,709
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,391,320	2,482,212
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	1,325,000	1,463,319
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	958,557
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	2,100,000	2,126,307
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	1,520,000	1,537,553
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	163,999	163,778
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	719,031	755,559
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	195,876	195,631
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	214,164	215,807
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (c) 2.750% 12/20/31	23,980	23,976

The accompanying notes are an integral part of the financial statements.

44

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	$3,015,000	$3,034,264
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,020,492	1,043,338
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,400,000	1,431,151
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	1,525,000	1,573,394
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.224% 6/15/45	2,667,000	2,666,467
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	154,199	160,230
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	38,043	38,038

		50,129,182

Home Equity ABS — 0.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	217,995	217,575
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.113% 11/25/35	484,764	479,289
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.866% 6/25/35	161,337	161,010
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. LIBOR + .500%, FRN 0.954% 6/28/44	593,099	589,717
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1, 1 mo. USD LIBOR + .510%, FRN 0.956% 10/25/35	135,034	134,564

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.639% 11/25/45	$747,392	$746,109
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 2/25/35	541,680	437,357
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.166% 3/25/35	1,572,801	1,561,632
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.325% 10/25/28	29	30
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	1,258,963	1,246,971
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.883% 11/25/35	526,337	521,831

		6,096,085

Other ABS — 12.0%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/42	715,987	682,727
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,366,930	1,359,402
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.178% 1/25/35	701,442	699,060
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.174% 7/20/26	2,250,000	2,240,712
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 1/20/26	1,325,000	1,317,102
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	884,357	860,037
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	1,331,630	1,308,327

The accompanying notes are an integral part of the financial statements.

45

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.984% 10/20/25	$745,000	$741,419
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,450,000	1,475,773
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,890,500	1,973,209
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.192% 12/15/42	1,672,131	1,620,106
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 2.183% 7/16/26	1,950,000	1,941,299
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.093% 7/17/26	2,200,000	2,189,460
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.033% 1/18/25	1,250,000	1,240,320
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 8/05/27	3,825,000	3,803,580
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	233,362	231,904
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.068% 7/15/26	2,180,000	2,170,295
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.108% 1/15/26	825,000	820,135
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.835% 1/22/25	930,000	922,454
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.038% 10/29/25	650,000	646,632
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.063% 7/18/27	2,595,000	2,575,192

	Principal Amount	Value
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	$2,766,501	$2,757,178
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,500,000	1,490,348
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	876,545
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,170,660	1,202,638
Carlyle Global Market Strategies, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.926% 2/14/25	750,000	744,807
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.153% 4/17/25	3,415,000	3,410,502
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	240,950	240,327
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	167,792	166,617
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,189,063	1,185,234
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	180,089	176,847
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	494,444	472,561
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,602,063	2,647,981
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	516,908	518,013
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	1,295,379	1,308,232
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,562,325	1,595,814
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,885,500	2,965,713

The accompanying notes are an integral part of the financial statements.

46

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	$3,084,500	$3,178,168
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,758,573	1,856,383
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	1,208,333	1,196,126
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	544,437	549,828
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	165,128	167,980
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.983% 4/18/26	3,190,000	3,173,476
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.078% 7/15/26	2,925,000	2,910,448
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	2,700,000	2,699,685
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	609,771	598,677
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,541,332	1,553,039
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	634,043	663,626
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,061,687	2,134,541
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 7/25/35	258,476	258,295
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	625,452	621,900
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	219,035	218,893

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	$202,236	$196,614
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/27	2,875,000	2,852,903
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	404,167	383,476
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,191,125	1,163,407
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	407,693	402,731
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.788% 4/25/25	3,600,000	3,552,707
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 4/19/26	2,405,000	2,395,568
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	228,015	227,621
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	992,500
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,055,544	1,063,773
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	136,366	136,248
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12, Cost $630,000) (a) (c) 4.229% 1/25/43	859,552	799,915
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 1/9/14, Cost $1,104,317) (a) (c) 4.352% 1/25/43	899,207	850,707
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 1/18/26	1,850,000	1,837,124

The accompanying notes are an integral part of the financial statements.

47

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 7/15/26	$2,850,000	$2,841,496
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	3,884,175	3,884,203
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.248% 2/25/35	610,638	603,512
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	1,133,367	1,119,995
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.134% 7/20/26	2,970,000	2,964,927
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	345,462	346,316
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,378,260	1,383,162
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	507,928	510,704
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,253,376	1,262,283
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	412,357	412,048
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	1,700,000	1,700,500
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.828% 1/15/25	1,575,000	1,561,223
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.754% 4/20/25	2,100,000	2,078,572
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.888% 7/23/25	1,710,000	1,698,290

	Principal Amount	Value
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	$870,000	$873,534
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	409,288	413,991
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	750,000	751,522
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,400,000	1,399,142
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	337,152	336,802
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	104,651	104,488
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	99,521	99,031
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.886% 2/20/25	700,000	694,840
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.052% 11/08/24	1,200,000	1,195,163
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.853% 10/25/35	604,506	602,949
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	1,429,991	1,434,013
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	114,270	114,864
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	477,042	478,263
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,400,000	4,423,375

The accompanying notes are an integral part of the financial statements.

48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 6/25/36	$555,000	$546,393
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	976,001
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,879,072	3,874,223
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,200,000	1,205,252
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	507,025	492,833
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	318,133	310,864
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	85,058	85,206
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	320,328	329,414
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 10/17/26	2,900,000	2,892,646
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,500,000	2,548,696
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	483,333	464,157
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	324,213	333,431
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,945,188	3,955,669
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	1,816,275	1,871,723
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,183,500	2,198,381
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	1,721,353	1,729,202

		150,318,160

	Principal Amount	Value
Student Loans ABS — 5.0%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.555% 7/01/38	$751,448	$676,369
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	900,000	669,929
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (a) 3/01/42	700,000	669,175
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + ..160%, FRN 0.784% 3/28/35	1,500,000	1,393,568
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.353% 10/27/31	405,531	404,786
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	1,237,493	1,233,950
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	2,400,000	2,416,335
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,273,229	1,300,057
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	2,150,000	2,162,665
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 6/15/43	1,750,000	1,740,411
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.450% 6/15/43	1,075,000	1,050,530
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.687% 6/15/43	1,100,000	1,068,865
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	450,000	380,599

The accompanying notes are an integral part of the financial statements.

49

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.939% 10/25/56	$1,100,000	$936,192
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 6/25/48	1,200,000	1,010,725
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 4.338% 4/25/46	625,000	679,858
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1/01/44	450,000	390,138
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1/01/44	450,000	362,592
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 0.950% 9/27/35	1,283,302	1,265,259
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	792,498	789,092
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	623,885	616,531
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.203% 2/25/39	1,550,000	1,454,269
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 10/25/58	940,000	762,990
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.068% 6/25/65	2,370,000	2,407,829
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.747% 3/23/37	1,300,000	1,224,799
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. LIBOR + .120%, FRN 0.758% 4/25/31	1,220,000	1,165,710

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 0.890% 6/25/41	$993,859	$809,976
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.076% 1/25/37	1,486,606	1,451,497
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 7 day ARS, FRN 3.890% 3/22/32	325,000	302,354
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + ..800%, FRN 1.438% 7/25/36	1,600,000	1,521,329
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 0.928% 7/15/36	378,000	366,562
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	1,450,000	1,418,287
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.788% 1/25/28	2,400,000	1,725,736
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.788% 4/25/40	1,184,449	987,753
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.053% 2/26/29	900,000	857,190
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 1.080% 3/15/28	797,000	797,000
SLM Student Loan Trust, Series 2008-2, Class A3, 3 mo. USD LIBOR + .750%, FRN 1.388% 4/25/23	891,854	855,171
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.388% 10/25/40	1,056,000	967,890

The accompanying notes are an integral part of the financial statements.

50

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. USD LIBOR + .900%, FRN 1.538% 7/25/23	$1,300,000	$1,213,560
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 1.751% 3/15/28	1,568,000	1,568,000
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 6/25/43	1,420,000	1,230,199
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.744% 9/15/28	650,000	650,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,000,000	3,038,989
Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.643% 6/25/33	2,900,000	2,899,979
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.203% 8/25/36	1,445,574	1,456,317
Sofi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,337,676
Sofi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	3,065,098	3,050,895
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.457% 1/03/33	1,800,000	1,737,837
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.957% 8/01/35	1,100,000	942,243
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.475% 10/01/46	1,700,000	1,635,947

		62,305,610

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.858% 8/25/34	70,751	68,230

	Principal Amount	Value
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	$2,495,846	$2,500,101
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	18,861	17,864
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	7,687	7,164
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.626% 1/26/34	420,726	415,511
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	11,715	11,075
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	62,084	51,921
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	25,674	25,486
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	4,232	4,083
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	7,492	7,249
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	242	244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	40,507	39,849
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.803% 4/25/28	1,212,223	1,214,225
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.903% 7/25/28	1,254,643	1,258,973
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	90,589	87,950

		5,709,925

The accompanying notes are an integral part of the financial statements.

51

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	$123,617	$123,503
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	25,749	24,694

		148,197

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $286,858,863)		286,733,175

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Colombia Government International Bond 6.125% 1/18/41	2,480,000	2,864,400
Colombia Government International Bond 7.375% 3/18/19	725,000	826,500
Mexico Government International Bond 4.750% 3/08/44	1,955,000	2,106,512
Peruvian Government International Bond 6.550% 3/14/37	405,000	545,738
Poland Government International Bond 6.375% 7/15/19	690,000	781,770
Province of Quebec Canada 7.500% 9/15/29	390,000	591,458
Republic of Turkey International Bond 4.875% 4/16/43	474,000	462,743
Republic of Turkey International Bond 6.750% 4/03/18	840,000	903,420
United Mexican States 5.125% 1/15/20	850,000	943,500
United Mexican States 6.750% 9/27/34	685,000	926,462

		10,952,503

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,033,375)		10,952,503

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.5%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	4,328,683	4,486,559
Series 4290, Class CA 3.500% 12/15/38	2,489,468	2,626,628
Series 2617, Class Z 5.500% 5/15/33	2,044,943	2,323,367

	Principal Amount	Value
Series 2693, Class Z 5.500% 10/15/33	$3,574,999	$4,020,562
Series 3423, Class PB 5.500% 3/15/38	793,616	901,888
Series 2178, Class PB 7.000% 8/15/29	77,491	89,338
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,566,663	1,689,350
Series 2014-48, Class AB 4.000% 10/25/40	3,522,347	3,748,013
Series 2007-32, Class Z 5.500% 4/25/37	1,159,947	1,305,411
Series 2010-60, Class HJ 5.500% 5/25/40	797,492	886,492
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,028,949	1,148,331
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	77,728	87,122

		23,313,061

Pass-Through Securities — 23.6%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	95,556	101,226
Pool #J13972 3.500% 1/01/26	89,423	94,896
Pool #C91344 3.500% 11/01/30	217,487	232,193
Pool #C91424 3.500% 1/01/32	151,068	161,282
Pool #Q37467 3.500% 11/01/45	6,802,432	7,245,653
Pool #Q37468 3.500% 11/01/45	5,016,132	5,363,343
Pool #G08711 3.500% 6/01/46	7,430,865	7,840,724
Pool #C91239 4.500% 3/01/29	12,523	13,700
Pool #C91251 4.500% 6/01/29	79,454	86,924
Pool #C03537 4.500% 8/01/40	1,631,862	1,806,714
Pool #G06057 4.500% 10/01/40	1,512,215	1,663,850
Pool #G60485 4.500% 10/01/41	1,998,754	2,199,801
Pool #G60469 4.500% 1/01/42	1,254,236	1,379,218
Pool #G60342 4.500% 5/01/42	6,408,605	7,034,195

The accompanying notes are an integral part of the financial statements.

52

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G60172 4.500% 9/01/43	$2,039,374	$2,259,165
Pool #G05253 5.000% 2/01/39	391,343	436,592
Pool #C90939 5.500% 12/01/25	48,691	54,345
Pool #D97258 5.500% 4/01/27	89,332	100,237
Pool #C91026 5.500% 4/01/27	79,424	89,058
Pool #C91074 5.500% 8/01/27	7,844	8,780
Pool #D97417 5.500% 10/01/27	16,509	18,412
Pool #C91128 5.500% 12/01/27	3,885	4,362
Pool #C91148 5.500% 1/01/28	151,471	169,963
Pool #C91176 5.500% 5/01/28	57,109	64,010
Pool #C91217 5.500% 11/01/28	21,944	24,632
Pool #E85389 6.000% 9/01/16	864	868
Pool #G11431 6.000% 2/01/18	1,652	1,683
Pool #E85301 6.500% 9/01/16	3,036	3,043
Pool #E85032 6.500% 9/01/16	102	102
Pool #E85409 6.500% 9/01/16	549	550
Pool #C01079 7.500% 10/01/30	2,419	2,912
Pool #C01135 7.500% 2/01/31	7,279	8,734
Pool #554904 9.000% 3/01/17	15	15
Federal National Mortgage Association Pool #725692 2.480% 10/01/33 1 year CMT + 2.144%, FRN	216,933	228,417
Pool #888586 2.565% 10/01/34 1 year CMT + 2.213%, FRN	198,455	209,422
Pool #775539 2.841% 5/01/34 12 mo. USD LIBOR + 1.641%, FRN	84,136	88,222
Pool #AO8180 3.000% 9/01/42	50,844	52,941
Pool #AB7397 3.000% 12/01/42	228,730	238,165

	Principal Amount	Value
Pool #AB7401 3.000% 12/01/42	$221,743	$230,890
Pool #AP8668 3.000% 12/01/42	273,520	284,803
Pool #AR1975 3.000% 12/01/42	61,100	63,620
Pool #AR0306 3.000% 1/01/43	18,102	18,849
Pool #AR5391 3.000% 1/01/43	154,508	160,881
Pool #AL3215 3.000% 2/01/43	209,643	218,225
Pool #AR4109 3.000% 2/01/43	186,140	193,760
Pool #AR4432 3.000% 3/01/43	78,424	81,634
Pool #AT0169 3.000% 3/01/43	311,720	324,579
Pool #AB8809 3.000% 3/01/43	113,042	117,669
Pool #MA1368 3.000% 3/01/43	383,551	399,252
Pool #AR2174 3.000% 4/01/43	377,378	392,827
Pool #AS1304 3.500% 12/01/28	2,584,736	2,752,744
Pool #AV1897 3.500% 12/01/28	393,135	418,689
Pool #AV2325 3.500% 12/01/28	1,360,770	1,449,220
Pool #AS6187 3.500% 11/01/45	15,662,860	16,685,228
Pool #AS6293 3.500% 12/01/45	5,979,718	6,370,034
Pool #AS6306 3.500% 12/01/45	5,353,679	5,721,535
Pool #AS6475 3.500% 1/01/46	4,736,181	5,069,009
Pool #AS6476 3.500% 1/01/46	4,934,557	5,278,241
Pool #AS6477 3.500% 1/01/46	5,718,950	6,097,607
Pool #AZ7917 4.000% 3/01/41	698,173	755,417
Pool #AL2441 4.000% 9/01/42	4,252,719	4,625,331
Pool #AL8422 4.000% 1/01/43	611,728	662,459
Pool #AA3980 4.500% 4/01/28	91,947	101,943
Pool #AB1466 4.500% 9/01/40	784,252	863,382

The accompanying notes are an integral part of the financial statements.

53

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH6787 4.500% 3/01/41	$1,437,921	$1,593,565
Pool #AL7566 4.500% 10/01/42	1,544,197	1,700,246
Pool #AL6997 4.500% 11/01/42	3,067,690	3,399,744
Pool #AD6437 5.000% 6/01/40	862,340	973,266
Pool #AD6996 5.000% 7/01/40	6,168,859	6,865,988
Pool #AL8173 5.000% 2/01/44	2,405,936	2,677,825
Pool #AD0836 5.500% 11/01/28	146,044	163,992
Pool #253880 6.500% 7/01/16	15	15
Pool #575667 7.000% 3/01/31	13,494	16,223
Pool #497120 7.500% 8/01/29	360	435
Pool #529453 7.500% 1/01/30	2,939	3,545
Pool #531196 7.500% 2/01/30	383	462
Pool #532418 7.500% 2/01/30	4,574	5,518
Pool #530299 7.500% 3/01/30	431	505
Pool #536386 7.500% 4/01/30	520	625
Pool #535996 7.500% 6/01/31	10,270	12,366
Pool #523499 8.000% 11/01/29	306	370
Pool #252926 8.000% 12/01/29	280	341
Pool #532819 8.000% 3/01/30	204	251
Pool #534703 8.000% 5/01/30	3,089	3,781
Pool #253437 8.000% 9/01/30	217	264
Pool #253481 8.000% 10/01/30	137	167
Pool #190317 8.000% 8/01/31	4,983	6,100
Pool #596656 8.000% 8/01/31	2,383	2,627
Pool #602008 8.000% 8/01/31	6,391	7,800
Pool #597220 8.000% 9/01/31	3,525	4,323

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #1080 2.500% 7/01/28 (b)	$35,800,000	$36,985,875
Pool #983 2.500% 9/01/42 (b)	25,775,000	26,105,242
Pool #3772 3.000% 7/01/28 (b)	22,475,000	23,539,052
Pool #754 3.000% 6/01/43 (b)	19,645,000	20,347,156
Pool #15801 4.500% 6/01/40 (b)	6,875,000	7,505,567
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,619,184	6,016,478
Pool #784026 3.500% 12/20/44	1,915,449	2,048,857
Pool #371146 7.000% 9/15/23	599	676
Pool #352022 7.000% 11/15/23	10,283	11,695
Pool #374440 7.000% 11/15/23	628	707
Pool #491089 7.000% 12/15/28	30,757	36,687
Pool #480539 7.000% 4/15/29	493	590
Pool #478658 7.000% 5/15/29	2,463	2,975
Pool #488634 7.000% 5/15/29	2,629	3,153
Pool #500928 7.000% 5/15/29	4,887	5,885
Pool #499410 7.000% 7/15/29	1,425	1,725
Pool #508655 7.000% 7/15/29	152	183
Pool #510083 7.000% 7/15/29	2,030	2,434
Pool #493723 7.000% 8/15/29	7,675	9,275
Pool #516706 7.000% 8/15/29	137	150
Pool #505558 7.000% 9/15/29	1,587	1,915
Pool #581417 7.000% 7/15/32	26,203	31,292
Pool #591581 7.000% 8/15/32	10,909	13,096
Pool #203940 7.500% 4/15/17	884	899

The accompanying notes are an integral part of the financial statements.

54

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #193870 7.500% 5/15/17	$1,461	$1,494
Pool #192796 7.500% 6/15/17	215	220
Pool #226163 7.500% 7/15/17	2,578	2,641
Government National Mortgage Association II Pool #008746 2.000% 11/20/25 1 year CMT + 1.500%, FRN	6,326	6,476
Pool #080136 2.000% 11/20/27 1 year CMT + 1.500%, FRN	1,259	1,293
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	795,754	817,900
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	769,763	797,385
Government National Mortgage Association II TBA Pool #24 3.000% 2/01/44 (b)	12,125,000	12,672,519
Pool #1153 3.000% 2/01/44 (b)	29,375,000	30,642,945
Pool #1767 4.000% 9/01/43 (b)	2,350,000	2,512,297
Pool #1207 4.500% 4/01/41 (b)	9,375,000	10,063,477

		296,256,732

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $316,712,161)		319,569,793

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds & Notes — 12.5%
U.S. Treasury Bond 2.500% 5/15/46	1,400,000	1,457,367
U.S. Treasury Bond 2.875% 8/15/45	29,600,000	33,182,642
U.S. Treasury Bond (d) 3.500% 2/15/39	17,700,000	22,306,839
U.S. Treasury Note 1.250% 3/31/21	14,300,000	14,467,718
U.S. Treasury Note 1.625% 11/30/20	59,900,000	61,654,884
U.S. Treasury Note 1.625% 5/15/26	7,200,000	7,288,313
U.S. Treasury Note 2.125% 5/15/25	15,400,000	16,266,250

		156,624,013

	Principal Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,659,113)		$156,624,013

TOTAL BONDS & NOTES (Cost $1,212,013,480)		1,245,042,462

TOTAL LONG-TERM INVESTMENTS (Cost $1,214,388,480)		1,247,600,812

SHORT-TERM INVESTMENTS — 16.8%
Commercial Paper — 16.8%
Amphenol Corp. (a) 0.600% 7/01/16	$2,900,000	2,899,943
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	6,460,000	6,459,102
Anheuser-Busch InBev Worldwide, Inc. (a) 1.150% 10/07/16	5,100,000	5,091,950
Anheuser-Busch InBev Worldwide, Inc. (a) 1.350% 10/14/16	8,000,000	7,986,031
Deutsche Telekom AG (a) 0.985% 8/15/16	5,000,000	4,995,004
ERAC USA Finance LLC (a) 0.950% 8/18/16	12,000,000	11,987,129
ERAC USA Finance LLC (a) 0.966% 8/17/16	3,000,000	2,996,856
ERAC USA Finance LLC (a) 1.050% 9/13/16	4,000,000	3,992,875
Fortive Corp. (a) 1.100% 10/26/16	3,900,000	3,887,536
Hyundai Capital America (a) 1.250% 8/22/16	15,000,000	14,982,422
Monsanto Co. (a) 1.180% 8/05/16	14,000,000	13,989,248
NBCUniversal Enterprise, Inc. (a) 1.100% 10/12/16	10,000,000	9,972,931
ONEOK Partners LP (a) 1.100% 7/05/16	13,900,000	13,898,620
ONEOK Partners LP (a) 1.116% 7/12/16	4,100,000	4,099,000
ONEOK Partners LP (a) 1.167% 7/15/16	2,000,000	1,999,383
Schlumberger Holding Corp. (a) 1.016% 7/14/16	5,000,000	4,998,499
Schlumberger Holding Corp. (a) 1.017% 7/14/16	6,000,000	5,998,199
Schlumberger Holding Corp. (a) 1.017% 7/21/16	5,000,000	4,997,521

The accompanying notes are an integral part of the financial statements.

55

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Schlumberger Holding Corp. (a) 1.080% 10/04/16	$2,525,000	$2,516,853
Sempra Energy Holdings (a) 1.050% 7/06/16	3,000,000	2,999,641
Sempra Energy Holdings (a) 1.050% 7/26/16	6,000,000	5,996,724
Sempra Energy Holdings (a) 1.050% 8/16/16	7,000,000	6,992,835
Sempra Energy Holdings (a) 1.050% 8/17/16	800,000	799,162
Telus Corp. (a) 0.890% 8/17/16	11,000,000	10,988,472
TELUS Corp. (a) 1.017% 9/26/16	5,000,000	4,989,073
Thomson Reuters Corp. (a) 1.010% 7/08/16	5,000,000	4,999,309
Thomson Reuters Corp. (a) 1.110% 9/06/16	3,000,000	2,995,841
Thomson Reuters Corp. (a) 1.120% 9/07/16	10,000,000	9,985,874
TransCanada Power Marketing (a) 0.910% 7/11/16	6,500,000	6,498,550
Whirlpool Corp. 1.016% 9/29/16	10,000,000	9,977,174
WPP CP LLC (a) 1.050% 7/27/16	6,000,000	5,996,593
WPP CP LLC (a) 1.150% 9/09/16	10,000,000	9,983,374

		210,951,724

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	50,713	50,713

TOTAL SHORT-TERM INVESTMENTS (Cost $210,925,098)		211,002,437

TOTAL INVESTMENTS — 116.2% (Cost $1,425,313,578) (e)		1,458,603,249

Other Assets/(Liabilities) — (16.2)%		(203,466,965)

NET ASSETS — 100.0%		$1,255,136,284

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $472,978,657 or 37.68% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $1,674,598 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	88.4%
Cayman Islands	5.2%
Luxembourg	0.8%
Mexico	0.8%
Canada	0.7%
Ireland	0.6%
Netherlands	0.6%
United Kingdom	0.5%
Colombia	0.3%
France	0.2%
Australia	0.2%
Turkey	0.2%
Bermuda	0.2%
Barbados	0.1%
India	0.1%
United Arab Emirates	0.1%
United States Virgin Islands	0.1%
Panama	0.1%
Austria	0.1%
Poland	0.1%
Peru	0.0%
Spain	0.0%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

56

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 62.5%
Federal Farm Credit Bank 0.504% 3/29/17	$2,000,000	$2,000,402
Federal Farm Credit Discount Notes 0.230% 7/01/16	3,000,000	3,000,000
Federal Farm Credit Discount Notes 0.260% 7/19/16	5,000,000	4,999,350
Federal Farm Credit Discount Notes 0.480% 11/01/16	2,000,000	1,996,720
Federal Farm Credit Discount Notes 0.480% 1/13/17	950,000	947,517
Federal Farm Credit Discount Notes 0.500% 1/13/17	1,730,000	1,725,291
Federal Farm Credit Discount Notes 0.508% 8/03/16	2,700,000	2,698,762
Federal Farm Credit Discount Notes 0.520% 2/02/17	900,000	897,192
Federal Farm Credit Discount Notes 0.530% 11/09/16	992,000	990,087
Federal Farm Credit Discount Notes 0.590% 1/13/17	115,000	114,631
Federal Farm Credit Discount Notes 0.650% 2/01/17	950,000	946,312
Federal Home Loan Bank 0.432% 2/24/17	2,500,000	2,499,446
Federal Home Loan Bank 0.465% 3/10/17	5,000,000	5,000,171
Federal Home Loan Bank Discount Notes 0.260% 8/05/16	1,900,000	1,899,520
Federal Home Loan Bank Discount Notes 0.290% 7/20/16	2,225,000	2,224,659
Federal Home Loan Bank Discount Notes 0.300% 7/06/16	2,200,000	2,199,908
Federal Home Loan Bank Discount Notes 0.310% 7/01/16	200,000	200,000
Federal Home Loan Bank Discount Notes 0.310% 8/01/16	1,100,000	1,099,706
Federal Home Loan Bank Discount Notes 0.330% 7/06/16	1,900,000	1,899,913
Federal Home Loan Bank Discount Notes 0.350% 7/27/16	1,375,000	1,374,652
Federal Home Loan Bank Discount Notes 0.355% 7/19/16	750,000	749,867
Federal Home Loan Bank Discount Notes 0.355% 7/22/16	500,000	499,896
Federal Home Loan Bank Discount Notes 0.400% 8/31/16	100,000	99,932
Federal Home Loan Bank Discount Notes 0.400% 9/21/16	414,000	413,623
Federal Home Loan Bank Discount Notes 0.410% 9/16/16	1,550,000	1,548,641

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.445% 9/14/16	$178,000	$177,835
Federal Home Loan Bank Discount Notes 0.445% 10/12/16	1,840,000	1,837,657
Federal Home Loan Bank Discount Notes 0.450% 8/15/16	800,000	799,550
Federal Home Loan Bank Discount Notes 0.450% 10/03/16	200,000	199,765
Federal Home Loan Bank Discount Notes 0.460% 10/18/16	520,000	519,276
Federal Home Loan Bank Discount Notes 0.460% 11/08/16	1,002,000	1,000,336
Federal Home Loan Bank Discount Notes 0.470% 10/12/16	3,600,000	3,595,159
Federal Home Loan Bank Discount Notes 0.485% 8/19/16	512,000	511,662
Federal Home Loan Bank Discount Notes 0.485% 8/26/16	469,000	468,646
Federal Home Loan Bank Discount Notes 0.490% 1/25/17	1,000,000	997,169
Federal Home Loan Bank Discount Notes 0.500% 9/09/16	200,000	199,806
Federal Home Loan Bank Discount Notes 0.520% 7/15/16	200,000	199,960
Federal Home Loan Bank Discount Notes 0.520% 1/31/17	150,000	149,536
Federal Home Loan Bank Discount Notes 0.540% 11/16/16	600,000	598,758
Federal Home Loan Bank Discount Notes 0.640% 2/10/17	2,000,000	1,992,036
Federal Home Loan Bank Discount Notes 0.670% 12/19/16	195,000	194,379
Federal Home Loan Mortgage Corp. 0.230% 7/25/16	5,000,000	4,999,233
Federal Home Loan Mortgage Corp. 0.260% 8/15/16	1,980,000	1,979,356
Federal Home Loan Mortgage Corp. 0.280% 7/12/16	340,000	339,971
Federal Home Loan Mortgage Corp. 0.340% 9/09/16	4,071,000	4,068,309
Federal Home Loan Mortgage Corp. 0.350% 8/08/16	400,000	399,852
Federal Home Loan Mortgage Corp. 0.350% 9/22/16	720,000	719,419
Federal Home Loan Mortgage Corp. 0.360% 7/13/16	100,000	99,988
Federal Home Loan Mortgage Corp. 0.365% 8/30/16	500,000	499,696
Federal Home Loan Mortgage Corp. 0.380% 9/12/16	1,000,000	999,229
Federal Home Loan Mortgage Corp. 0.400% 10/17/16	4,000,000	3,995,200

The accompanying notes are an integral part of the financial statements.

57

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.437% 10/19/16	$1,512,000	$1,510,013
Federal Home Loan Mortgage Corp. 0.470% 1/05/17	2,500,000	2,493,864
Federal Home Loan Mortgage Corp. 0.700% 10/31/16	423,000	421,997
Federal National Mortgage Association 0.200% 7/05/16	4,700,000	4,699,896
Federal National Mortgage Association 0.230% 8/24/16	4,000,000	3,998,620
Federal National Mortgage Association 0.250% 7/19/16	1,700,000	1,699,787
Federal National Mortgage Association 0.280% 7/13/16	494,000	493,954
Federal National Mortgage Association 0.290% 7/06/16	217,000	216,991
Federal National Mortgage Association 0.290% 7/25/16	328,000	327,937
Federal National Mortgage Association 0.300% 7/18/16	3,200,000	3,199,547
Federal National Mortgage Association 0.300% 8/15/16	205,000	204,923
Federal National Mortgage Association 0.420% 10/26/16	300,000	299,591
Federal National Mortgage Association 0.440% 11/23/16	2,500,000	2,495,569
Federal National Mortgage Association 0.450% 11/14/16	3,750,000	3,743,625
Federal National Mortgage Association 0.531% 9/26/16	250,000	249,679
Federal National Mortgage Association 0.570% 10/11/16	1,372,000	1,369,784
Federal National Mortgage Association 0.600% 10/11/16	670,000	668,861
Federal National Mortgage Association 0.736% 12/07/16	176,000	175,428

		101,838,047

Repurchase Agreement — 12.3%
HSBC Securities (USA) Inc. Repurchase Agreement, dated 6/30/16, 0.340%, due 7/01/16 (a)	20,000,000	20,000,000

Time Deposit — 2.8%
Euro Time Deposit 0.010% 7/01/16	4,588,415	4,588,415

U.S. Government Obligations — 22.4%
U.S. Treasury Note 0.313% 10/31/16	7,500,000	7,500,161
U.S. Treasury Note 0.330% 7/31/16	3,500,000	3,500,041
U.S. Treasury Note 0.334% 4/30/17	7,500,000	7,500,252
U.S. Treasury Note 0.344% 1/31/17	7,450,000	7,451,086

	Principal Amount	Value
U.S. Treasury Note 0.500% 7/31/16	$5,000,000	$4,999,893
U.S. Treasury Note 0.625% 8/15/16	4,000,000	4,000,790
U.S. Treasury Note 3.125% 1/31/17	1,600,000	1,624,466

		36,576,689

TOTAL SHORT-TERM INVESTMENTS (Cost $163,003,151)		163,003,151

TOTAL INVESTMENTS — 100.0% (Cost $163,003,151) (b)		163,003,151

Other Assets/(Liabilities) — 0.0%		24,935

NET ASSETS — 100.0%		$163,028,086

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $20,000,189. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/21, and an aggregate market value, including accrued interest, of $20,400,370.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

58

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59

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$623,104,161	$766,705,045	$1,247,600,812	$-
Repurchase agreements, at value (b)	223,406	8,154,114	-	20,000,000
Other short-term investments, at value (Note 2) (c)	32,480,063	18,862	211,002,437	143,003,151

Total investments (d)	655,807,630	774,878,021	1,458,603,249	163,003,151

Receivables from:
Investments sold	1,084,108	14,235,787	7,419,920	-
Investments sold on a when-issued basis (Note 2)	42,984,981	-	268,838,909	-
Investment adviser (Note 3)	-	-	-	22,159
Fund shares sold	24,729	94,341	357,566	122,294
Variation margin on open derivative instruments (Note 2)	10,090	-	68,023	-
Interest and dividends	1,662,018	861,947	7,208,478	58,309
Foreign taxes withheld	1,929	42,835	-	-

Total assets	701,575,485	790,112,931	1,742,496,145	163,205,913

Liabilities:
Payables for:
Investments purchased	1,732,380	10,552,513	28,001,865	-
Investments purchased on a when-issued basis (Note 2)	72,411,142	-	455,142,816	-
Securities on loan (Note 2)	-	20,293,022	-	-
Fund shares repurchased	209,956	126,059	1,511,000	35,221
Open swap agreements, at value (Note 2)	80,612	-	492,549	-
Trustees’ fees and expenses (Note 3)	191,725	241,810	207,253	50,448
Variation margin on open derivative instruments (Note 2)	5,033	-	31,580	-
Collateral held for when-issued securities (Note 2)	110,000	-	1,402,405	-
Affiliates (Note 3):
Investment advisory fees	215,964	254,798	394,254	64,005
Service fees	30,794	43,876	156,732	-
Accrued expense and other liabilities	62,631	65,675	19,407	28,153

Total liabilities	75,050,237	31,577,753	487,359,861	177,827

Net assets	$626,525,248	$758,535,178	$1,255,136,284	$163,028,086

Net assets consist of:
Paid-in capital	$513,656,550	$575,057,377	$1,229,029,210	$163,069,978
Undistributed (accumulated) net investment income (loss)	2,543,919	21,474,287	7,042,413	-
Distributions in excess of net investment income	-	-	-	(46,326)
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,262,796	35,116,581	(16,978,493)	4,434
Net unrealized appreciation (depreciation) on investments and foreign currency translations	105,061,983	126,886,933	36,043,154	-

Net assets	$626,525,248	$758,535,178	$1,255,136,284	$163,028,086

(a) Cost of investments:	$518,479,221	$639,818,112	$1,214,388,480	$-
(b) Cost of repurchase agreements:	$223,406	$8,154,114	$-	$20,000,000
(c) Cost of other short-term investments:	$32,474,363	$18,862	$210,925,098	$143,003,151
(d) Securities on loan with market value of:	$-	$19,831,205	$-	$-

The accompanying notes are an integral part of the financial statements.

60

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Initial Class shares:
Net assets	$575,842,745	$687,092,995	$997,887,199	$163,028,086

Shares outstanding (a)	28,007,701	24,994,225	78,396,324	163,027,633

Net asset value, offering price and redemption price per share	$20.56	$27.49	$12.73	$1.00

Service Class shares:
Net assets	$50,682,503	$71,442,183	$257,249,085	$-

Shares outstanding (a)	2,471,445	2,627,929	20,259,900	-

Net asset value, offering price and redemption price per share	$20.51	$27.19	$12.70	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

61

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund		MML U.S. Government Money Market Fund
Investment income (Note 2):
Dividends (a)	$4,822,345	$9,535,710	$84,742		$-
Interest	2,971,496	701	18,474,469		314,123
Securities lending net income	-	112,401	-		-

Total investment income	7,793,841	9,648,812	18,559,211		314,123

Expenses (Note 3):
Investment advisory fees	1,294,162	1,513,659	2,372,407		396,311
Custody fees	43,371	33,423	-	*	12,094
Audit fees	17,801	17,437	18,368		15,173
Legal fees	2,787	3,460	-	*	910
Proxy fees	499	498	-	*	498
Shareholder reporting fees	30,520	36,001	-	*	10,032
Trustees’ fees	16,525	20,107	23,790		4,533

	1,405,665	1,624,585	2,414,565		439,551
Service fees:
Service Class	59,757	84,390	310,465		-

Total expenses	1,465,422	1,708,975	2,725,030		439,551
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	-	-	-		(125,428)

Net expenses	1,465,422	1,708,975	2,725,030		314,123

Net investment income (loss)	6,328,419	7,939,837	15,834,181		-

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	9,209,519	(9,414,914)	(16,164,267)		2,781
Futures contracts	401,805	-	4,098,812		-
Swap agreements	14,273	-	87,541		-
Foreign currency transactions	-	2,659	-		-

Net realized gain (loss)	9,625,597	(9,412,255)	(11,977,914)		2,781

Net change in unrealized appreciation (depreciation) on:
Investment transactions	534,077	11,711,749	50,366,722		-
Futures contracts	447,755	-	2,940,762		-
Swap agreements	(24,371)	-	(158,175)		-
Translation of assets and liabilities in foreign currencies	1	-	-		-

Net change in unrealized appreciation (depreciation)	957,462	11,711,749	53,149,309		-

Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,583,059	2,299,494	41,171,395		2,781

Net increase (decrease) in net assets resulting from operations	$16,911,478	$10,239,331	$57,005,576		$2,781

(a) Net of foreign withholding tax of:	$1,447	$95,440	$-		$-

*	Paid by MassMutual pursuant to investment advisory agreement dated 12/15/11 for a period of at least three years. The agreement can only be amended or terminated after that period upon approval of a majority of the Independent Trustees.

The accompanying notes are an integral part of the financial statements.

62

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63

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,328,419	$13,601,353
Net realized gain (loss) on investment transactions	9,625,597	60,655,773
Net change in unrealized appreciation (depreciation) on investments	957,462	(73,670,434)

Net increase (decrease) in net assets resulting from operations	16,911,478	586,692

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	(3,395,431)	(13,201,262)
Service Class	(259,048)	(858,932)

Total distributions from net investment income	(3,654,479)	(14,060,194)

From net realized gains:
Initial Class	(54,825,750)	(46,953,015)
Service Class	(4,650,473)	(3,152,201)

Total distributions from net realized gains	(59,476,223)	(50,105,216)

Net fund share transactions (Note 5):
Initial Class	32,421,193	677,625
Service Class	6,686,740	11,324,049

Increase (decrease) in net assets from fund share transactions	39,107,933	12,001,674

Captial contribution	-	-

Total increase (decrease) in net assets	(7,111,291)	(51,577,044)
Net assets
Beginning of period	633,636,539	685,213,583

End of period	$626,525,248	$633,636,539

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,543,919	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(130,021)

The accompanying notes are an integral part of the financial statements.

64

MML Equity Fund		MML Managed Bond Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$7,939,837	$13,778,670	$15,834,181	$34,097,020	$-	$-
(9,412,255)	48,316,548	(11,977,914)	11,968,100	2,781	2,061
11,711,749	(90,001,566)	53,149,309	(55,389,268)	-	-

10,239,331	(27,906,348)	57,005,576	(9,324,148)	2,781	2,061

-	(15,870,664)	(8,534,752)	(30,066,192)	-	(9,207)
-	(1,232,199)	(2,002,917)	(6,172,793)	-	-

-	(17,102,863)	(10,537,669)	(36,238,985)	-	(9,207)

-	(34,664,123)	(4,333,772)	(5,019,665)	-	(177)
-	(2,957,887)	(1,095,099)	(922,401)	-	-

-	(37,622,010)	(5,428,871)	(5,942,066)	-	(177)

(31,438,614)	(13,792,049)	(11,860,801)	(199,761,615)	(5,051,142)	(84,793,576)
1,321,335	18,928,564	3,608,049	37,617,830	-	-

(30,117,279)	5,136,515	(8,252,752)	(162,143,785)	(5,051,142)	(84,793,576)

-	-	-	-	176,276	-

(19,877,948)	(77,494,706)	32,786,284	(213,648,984)	(4,872,085)	(84,800,899)

778,413,126	855,907,832	1,222,350,000	1,435,998,984	167,900,171	252,701,070

$758,535,178	$778,413,126	$1,255,136,284	$1,222,350,000	$163,028,086	$167,900,171

$21,474,287	$13,534,450	$7,042,413	$1,745,901	$-	$-

$-	$-	$-	$-	$(46,325)	$(46,326)

65

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$22.22	$0.22	$0.38	$0.60	$(0.13)	$(2.13)	$(2.26)	$20.56	2.84%	[b]	$575,843	0.46%	[a]	2.09%	[a]
12/31/15	24.51	0.48	(0.45)	0.03	(0.50)	(1.82)	(2.32)	22.22	0.08%		586,082	0.45%		2.07%
12/31/14	22.78	0.45	2.01	2.46	(0.49)	(0.24)	(0.73)	24.51	10.99%		644,881	0.45%		1.92%
12/31/13	19.33	0.41	3.48	3.89	(0.44)	-	(0.44)	22.78	20.31%		639,537	0.46%		1.94%
12/31/12	17.52	0.39	1.82	2.21	(0.40)	-	(0.40)	19.33	12.65%		584,660	0.46%		2.09%
12/31/11	17.08	0.36	0.45	0.81	(0.37)	-	(0.37)	17.52	4.78%		552,072	0.49%		2.05%
Service Class
06/30/16[r]	$22.18	$0.19	$0.39	$0.58	$(0.12)	$(2.13)	$(2.25)	$20.51	2.71%	[b]	$50,683	0.71%	[a]	1.84%	[a]
12/31/15	24.48	0.42	(0.46)	(0.04)	(0.44)	(1.82)	(2.26)	22.18	(0.17%	)	47,555	0.70%		1.83%
12/31/14	22.75	0.39	2.01	2.40	(0.43)	(0.24)	(0.67)	24.48	10.71%		40,333	0.70%		1.68%
12/31/13	19.30	0.36	3.47	3.83	(0.38)	-	(0.38)	22.75	20.01%		30,932	0.71%		1.70%
12/31/12	17.50	0.35	1.80	2.15	(0.35)	-	(0.35)	19.30	12.36%		22,114	0.71%		1.85%
12/31/11	17.06	0.32	0.44	0.76	(0.32)	-	(0.32)	17.50	4.52%		12,331	0.74%		1.82%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	107%	209%	183%	235%	251%	285%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

66

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data:
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$27.08	$0.28	$0.13	$0.41	$-	$-	$-	$27.49	1.52%	[b]	$687,093	0.44%	[a]	2.18%	[a]
12/31/15	30.28	0.50	(1.67)	(1.17)	(0.64)	(1.39)	(2.03)	27.08	(3.43%	)	709,315	0.43%		1.69%
12/31/14	27.55	0.61	2.57	3.18	(0.45)	-	(0.45)	30.28	11.57%		799,222	0.43%		2.12%
12/31/13	21.07	0.41	6.54	6.95	(0.47)	-	(0.47)	27.55	33.27%		787,449	0.44%		1.69%
12/31/12	18.51	0.38	2.58	2.96	(0.40)	-	(0.40)	21.07	16.05%		709,969	0.44%		1.92%
12/31/11	19.57	0.34	(1.09)	(0.75)	(0.31)	-	(0.31)	18.51	(3.76%	)	778,897	0.44%		1.72%
Service Class
06/30/16[r]	$26.81	$0.25	$0.13	$0.38	$-	$-	$-	$27.19	1.39%	[b]	$71,442	0.69%	[a]	1.93%	[a]
12/31/15	30.01	0.42	(1.65)	(1.23)	(0.58)	(1.39)	(1.97)	26.81	(3.67%	)	69,098	0.68%		1.45%
12/31/14	27.34	0.52	2.56	3.08	(0.41)	-	(0.41)	30.01	11.29%		56,685	0.68%		1.82%
12/31/13	20.93	0.35	6.49	6.84	(0.43)	-	(0.43)	27.34	32.94%		41,591	0.69%		1.44%
12/31/12	18.41	0.34	2.54	2.88	(0.36)	-	(0.36)	20.93	15.76%		26,073	0.69%		1.69%
12/31/11	19.48	0.30	(1.09)	(0.79)	(0.28)	-	(0.28)	18.41	(4.00%	)	18,493	0.69%		1.55%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	24%	39%	38%	100%	65%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

67

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$12.31	$0.16	$0.43	$0.59	$(0.11)	$(0.06)	$(0.17)	$12.73	4.75%	[b]	$997,887	0.39%	[a]	2.63%	[a]
12/31/15	12.82	0.33	(0.43)	(0.10)	(0.36)	(0.05)	(0.41)	12.31	(0.75%	)	976,932	0.39%		2.59%
12/31/14	12.44	0.32	0.47	0.79	(0.41)	-	(0.41)	12.82	6.46%		1,218,504	0.39%		2.47%
12/31/13	13.20	0.31	(0.52)	(0.21)	(0.40)	(0.15)	(0.55)	12.44	(1.64%	)	1,123,545	0.39%		2.46%
12/31/12	12.99	0.35	0.38	0.73	(0.38)	(0.14)	(0.52)	13.20	5.77%		1,027,945	0.40%		2.66%
12/31/11	12.80	0.47	0.44	0.91	(0.48)	(0.24)	(0.72)	12.99	7.31%		864,477	0.41%		3.63%
Service Class
06/30/16[r]	$12.29	$0.15	$0.42	$0.57	$(0.10)	$(0.06)	$(0.16)	$12.70	4.62%	[b]	$257,249	0.64%	[a]	2.38%	[a]
12/31/15	12.80	0.30	(0.43)	(0.13)	(0.33)	(0.05)	(0.38)	12.29	(1.00%	)	245,418	0.64%		2.36%
12/31/14	12.42	0.28	0.48	0.76	(0.38)	-	(0.38)	12.80	6.19%		217,495	0.64%		2.22%
12/31/13	13.18	0.28	(0.52)	(0.24)	(0.37)	(0.15)	(0.52)	12.42	(1.88%	)	178,346	0.64%		2.21%
12/31/12	12.97	0.32	0.38	0.70	(0.35)	(0.14)	(0.49)	13.18	5.51%		149,124	0.65%		2.40%
12/31/11	12.79	0.43	0.44	0.87	(0.45)	(0.24)	(0.69)	12.97	7.04%		101,863	0.66%		3.34%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	177%	358%	368%	313%	279%	186%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

68

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations					Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]
Initial Class
06/30/16[r]	$1.00	$-	$0.00	[d]	$0.00	[d]	$-	$-	$-	$1.00	0.11%	[b,e]	$163,028	0.53%	[a]	0.38%	[a]
12/31/15	1.00	-	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	167,900	0.52%		0.15%
12/31/14	1.00	-	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	252,701	0.51%		0.11%
12/31/13	1.00	-	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	272,401	0.51%		0.14%
12/31/12	1.00	-	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	299,944	0.52%		0.16%
12/31/11	1.00	-	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	189,532	0.54%		0.17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

69

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (formerly known as MML Money Market Fund) (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the MML Series Investment Fund, another open end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported

70

Notes to Financial Statements (Unaudited) (Continued)

on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

71

Notes to Financial Statements (Unaudited) (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2016. The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

72

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Common Stock	$425,806,867	$-	$-	$425,806,867
Preferred Stock	538,600	-	-	538,600
Corporate Debt	-	70,635,872	-	70,635,872
Municipal Obligations	-	2,355,949	-	2,355,949
Non-U.S. Government Agency Obligations	-	47,398,397	283,148	47,681,545
Sovereign Debt Obligations	-	2,302,517	-	2,302,517
U.S. Government Agency Obligations and Instrumentalities	-	51,321,075	-	51,321,075
U.S. Treasury Obligations	-	22,441,808	-	22,441,808
Rights	-	-	19,928	19,928
Short-Term Investments	-	32,703,469	-	32,703,469

Total Investments	$426,345,467	$229,159,087	$303,076	$655,807,630

Asset Derivatives
Futures Contracts	$471,737	$-	$-	$471,737

Liability Derivatives
Swap Agreements	$-	$(109,291)	$-	$(109,291)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,558,350	$-	$-	$2,558,350
Corporate Debt	-	454,961,898	-	454,961,898
Municipal Obligations	-	16,201,080	-	16,201,080
Non-U.S. Government Agency Obligations	-	285,058,577	1,674,598	286,733,175
Sovereign Debt Obligations	-	10,952,503	-	10,952,503
U.S. Government Agency Obligations and Instrumentalities	-	319,569,793	-	319,569,793
U.S. Treasury Obligations	-	156,624,013	-	156,624,013
Short-Term Investments	-	211,002,437	-	211,002,437

Total Investments	$2,558,350	$1,454,370,301	$1,674,598	$1,458,603,249

Asset Derivatives
Futures Contracts	$3,169,061	$-	$-	$3,169,061

Liability Derivatives
Futures Contracts	$(154,854)	$-	$-	$(154,854)
Swap Agreements	-	(672,720)	-	(672,720)

Total	$(154,854)	$(672,720)	$-	$(827,574)

73

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2016.

Statements of Asset and Liabilities location:	Blend Fund	Equity Fund	Managed Bond Fund

Receivables from:
Investments sold on a when-issued basis	X		X

Payables for:
Investments purchased on a when-issued basis	X		X
Securities on loan		X
Collateral held for when-issued securities	X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/16
Blend Fund
Non-U.S. Government Agency Obligations†	$83,266	$-	$77	$(19,679)	$-	$(92,831)	$312,315	**	$-	$283,148	$(19,679)
Rights	19,928	-	-	-		-	-		-	19,928	-

	$103,194	$-	$77	$(19,679)	$-	$(92,831)	$312,315		$-	$303,076	$(19,679)

Managed Bond Fund
Non-U.S. Government Agency Obligations†	$509,567	$-	$785	$(115,484)	$-	$(564,078)	$1,843,808	**	$-	$1,674,598	$(115,478)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

74

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivatives and Objective for Use	Blend Fund	Managed Bond fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Directional Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M
*	Includes any options purchased or written on futures contracts, if applicable.

At June 30, 2016, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$471,737	$471,737

Liability Derivatives
Swap Agreements^	$(80,612)	$-	$-	$(80,612)
Swap Agreements^^	(28,679)	-	-	(28,679)

Total Value	$(109,291)	$-	$-	$(109,291)

Realized Gain (Loss)#
Purchased Options	$-	$-	$72,963	$72,963
Futures Contracts	-	(341,264)	743,069	401,805
Swap Agreements	14,273	-	-	14,273

Total Realized Gain (Loss)	$14,273	$(341,264)	$816,032	$489,041

75

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$50,741	$-	$-	$50,741
Futures Contracts	-	-	447,755	447,755
Swap Agreements	(24,371)	-	-	(24,371)

Total Change in Appreciation (Depreciation)	$26,370	$-	$447,755	$474,125

Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$3,169,061	$3,169,061

Liability Derivatives
Futures Contracts^^	$-	$-	$(154,854)	$(154,854)
Swap Agreements^	(492,549)	-	-	(492,549)
Swap Agreements^^	(180,171)	-	-	(180,171)

Total Value	$(672,720)	$-	$(154,854)	$(827,574)

Realized Gain (Loss)#
Purchased Options	$446,382	$-	$-	$446,382
Futures Contracts	-	-	4,098,812	4,098,812
Swap Agreements	87,541	-	-	87,541

Total Realized Gain (Loss)	$533,923	$-	$4,098,812	$4,632,735

Change in Appreciation (Depreciation)##
Purchased Options	$310,362	$-	$-	$310,362
Futures Contracts	-	-	2,940,762	2,940,762
Swap Agreements	(158,175)	-	-	(158,175)

Total Change in Appreciation (Depreciation)	$152,187	$-	$2,940,762	$3,092,949

^	Statements of Assets and Liabilities location: Payables for open swap agreement, at value.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Purchased Options	Swap Agreements
Blend Fund	442	$56,650,000	$1,526,667
Managed Bond Fund	1,701	346,500,000	9,403,333

†	Amount(s) disclosed represent average number of contracts for futures contracts, and notional amounts for purchased options and swap agreements, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2016.

76

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged**	Net Amount*
Blend Fund
Goldman Sachs International	$(80,612)	$-	$-	$(80,612)

Managed Bond Fund
Goldman Sachs International	$(492,549)	$-	$363,253	$(129,296)

*	Represents the net amount payable to the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2016, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

77

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at June 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Ultra Bond	09/21/16	11	$2,050,125	$139,173
U.S. Treasury Note 2 Year	09/30/16	93	20,397,516	134,057
U.S. Treasury Note 5 Year	09/30/16	97	11,849,914	198,507

				$471,737

Managed Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	09/21/16	12	$1,748,063	$36,111
U.S. Ultra Bond	09/21/16	77	14,350,875	974,208
U.S. Treasury Note 2 Year	09/30/16	557	122,165,766	799,753
U.S. Treasury Note 5 Year	09/30/16	651	79,528,805	1,358,989

				$3,169,061

Futures Contracts — Short
U.S. Long Bond	09/21/16	16	$(2,757,500)	$(154,854)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

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Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at June 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,620,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(9,531)	$(19,148)	$(28,679)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	500,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(37,286)	$308	$(36,978)
Goldman Sachs International	USD	160,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	986	(12,819)	(11,833)
Goldman Sachs International	USD	430,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	5,437	(37,238)	(31,801)

						$(30,863)	$(49,749)	$(80,612)

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Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	16,460,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(59,878)	$(120,293)	$(180,171)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	3,200,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(238,632)	$1,971	$(236,661)
Goldman Sachs International	USD	2,540,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	32,115	(219,964)	(187,849)
Goldman Sachs International	USD	920,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	5,671	(73,710)	(68,039)

						$(200,846)	$(291,703)	$(492,549)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International amounted to $34,918 in securities, at June 30, 2016.
**	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $188,319 and $363,253 in securities, respectively, at June 30, 2016.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a

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put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

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Securities Lending

The Blend Fund, Equity Fund, and Managed Bond Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund and Equity Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2016.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2016, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Fund	$140,779	$28,378	$112,401

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates

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include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund and Managed Bond Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

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Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets at the following annual rates:

Blend Fund	0.13% (Equity Segment) 0.09% (Money Market and Bond Segments)
Managed Bond Fund	0.10%
U.S. Government Money Market Fund	0.05%

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Blend Fund and Managed Bond Fund and is primarily responsible for managing each Fund’s commercial mortgage-backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MML Advisers and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect of any Fund shall be considered the acts and omissions of Babson Capital.

MML Advisers has entered into an investment subadvisory agreement with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, pursuant to which OFI serves as one of the subadvisers to the Equity Fund. This agreement provides that OFI manage the investment and reinvestment of a portion of the assets of the Fund. OFI receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that OFI manages, at the following annual rate:

Equity Fund	0.23%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), pursuant to which Loomis Sayles serves as one of the subadvisers to the Equity Fund. This agreement provides that Loomis Sayles manage the investment and reinvestment of a portion of the assets of the Fund. Loomis Sayles receives a subadvisory fee from MassMutual based upon the average daily net assets of the portion of the Fund that Loomis Sayles manages.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statement of Operations.

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Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$328,453,529	$330,508,693	$311,734,947	$360,512,961
Equity Fund	-	177,104,875	-	201,026,214
Managed Bond Fund	1,999,495,280	183,915,534	1,868,129,918	301,216,307

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Blend Fund Initial Class

Sold	288,480	$6,001,280	558,566	$12,967,545
Issued as reinvestment of dividends	2,864,850	58,221,181	2,657,363	60,154,277
Redeemed	(1,518,093)	(31,801,268)	(3,149,277)	(72,444,197)

Net increase (decrease)	1,635,237	$32,421,193	66,652	$677,625

Blend Fund Service Class
Sold	196,585	$4,099,015	498,005	$11,397,767
Issued as reinvestment of dividends	242,055	4,909,521	177,510	4,011,133
Redeemed	(110,764)	(2,321,796)	(179,731)	(4,084,851)

Net increase (decrease)	327,876	$6,686,740	495,784	$11,324,049

Equity Fund Initial Class

Sold	324,184	$8,603,650	1,164,275	$33,102,215
Issued as reinvestment of dividends	-	-	1,986,810	50,534,787
Redeemed	(1,522,786)	(40,042,264)	(3,354,740)	(97,429,051)

Net increase (decrease)	(1,198,602)	$(31,438,614)	(203,655)	$(13,792,049)

86

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Equity Fund Service Class
Sold	149,470	$3,886,347	611,431	$17,362,110
Issued as reinvestment of dividends	-	-	166,229	4,190,086
Redeemed	(98,481)	(2,565,012)	(89,521)	(2,623,632)

Net increase (decrease)	50,989	$1,321,335	688,139	$18,928,564

Managed Bond Fund Initial Class

Sold	4,005,747	$49,943,257	10,863,933	$138,277,347
Issued as reinvestment of dividends	1,036,135	12,868,524	2,774,468	35,085,857
Redeemed	(5,986,706)	(74,672,582)	(29,355,584)	(373,124,819)

Net increase (decrease)	(944,824)	$(11,860,801)	(15,717,183)	$(199,761,615)

Managed Bond Fund Service Class
Sold	978,231	$12,177,464	3,475,099	$43,993,043
Issued as reinvestment of dividends	249,904	3,098,016	563,251	7,095,194
Redeemed	(935,906)	(11,667,431)	(1,067,298)	(13,470,407)

Net increase (decrease)	292,229	$3,608,049	2,971,052	$37,617,830

U.S. Government Money Market Fund Initial Class

Sold	36,142,356	$36,113,527	51,118,737	$51,065,731
Issued as reinvestment of dividends	-	-	9,394	9,384
Redeemed	(41,194,975)	(41,164,669)	(136,009,378)	(135,868,691)

Net increase (decrease)	(5,052,619)	$(5,051,142)	(84,881,247)	$(84,793,576)

6.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$551,176,990	$110,809,183	$(6,178,543)	$104,630,640
Equity Fund	647,991,088	148,064,955	(21,178,022)	126,886,933
Managed Bond Fund	1,425,313,578	41,775,642	(8,485,971)	33,289,671

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2016, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2015, for federal income tax purposes, there were no unused capital losses.

87

Notes to Financial Statements (Unaudited) (Continued)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blend Fund	$33,620,457	$30,544,953	$-
Equity Fund	17,102,863	37,622,010	-
Managed Bond Fund	42,181,051	-	-
U.S. Government Money Market Fund	9,384	-	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2015, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, swap agreements, premium amortization accruals, the deferral of wash sale losses, non-taxable dividends, defaulted bond income accruals, and deferred Trustee compensation.

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$61,949	$59,843,551	$(189,165)	$99,371,587
Equity Fund	13,773,477	48,311,187	(239,028)	111,392,834
Managed Bond Fund	4,354,005	3,415,956	(195,964)	(22,505,959)
U.S. Government Money Market Fund	4,828	-	(49,501)	-

The Funds did not have any unrecognized tax benefits at June 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official

88

Notes to Financial Statements (Unaudited) (Continued)

Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund plus interest and the Official Committee’s court costs, is approximately $207,400.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

9.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

89

Other Information (Unaudited)

Proxy	Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly	Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’	Approval of Investment Advisory Contracts

At their meetings in April and May 2016, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Equity Fund, Managed Bond Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2015. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

90

Other Information (Unaudited) (Continued)

The Committee considered that, in the case of the Blend Fund, total net expense information showed the Fund to be in the first quartile of its peer group (favorable), and performance information showed the Fund to have had second and first quartile investment performance in its performance category for the most recent one- and three-year periods, respectively.

For the Equity Fund, the Committee noted that the Fund’s total net expenses are in the first quartile (5th percentile), and although the Fund experienced performance in the third quartile (53rd percentile) over the one-year period, the Fund experienced performance in the second quartile (41st percentile) over the three-year period.

For the Managed Bond Fund, the Committee noted that the Fund has total net expenses in the first comparative quartile (6th percentile), and an advisory fee 12 basis points below the peer group median. The Committee noted that, although the Fund maintained competitive three-year performance in the second comparative quartile (43rd percentile), it had substantially underperformed its peers in the one-year period (fourth quartile and 92nd percentile). The Committee considered MML Advisers’ statements that the Fund’s investments in investment grade corporate debt, particularly in energy and commodity industries, had hurt recent relative performance.

For the U.S. Government Money Market Fund, the Committee considered that the Fund has total net expenses in the first comparative quartile (25th percentile), and MML Advisers is continuing to waive fees due to low yields. The Committee considered that the Fund’s performance has been at approximately the peer median for the one- and three-year periods (52nd and 47th percentiles, respectively).

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

91

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2016

Expense	Examples:

The following information is in regards to expenses for the six months ended June 30, 2016:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2016.

Actual	Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.46%	$1,028.40	$2.32	$1,022.60	$2.31
Service Class	1,000	0.71%	1,027.10	3.58	1,021.30	3.57
Equity Fund
Initial Class	1,000	0.44%	1,015.20	2.20	1,022.70	2.21
Service Class	1,000	0.69%	1,013.90	3.45	1,021.40	3.47
Managed Bond Fund
Initial Class	1,000	0.39%	1,047.50	1.99	1,022.90	1.96
Service Class	1,000	0.64%	1,046.20	3.26	1,021.70	3.22
U.S. Government Money Market Fund
Initial Class	1,000	0.38%	1,001.10	1.89	1,023.00	1.91

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

92

Underwriter:

MML Distributors, LLC

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

© 2016 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-40287-00

MML Series Investment Fund II
Semiannual Report

MML Asset Momentum Fund

MML Dynamic Bond Fund

MML Equity Rotation Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Short-Duration Bond Fund

MML Small Cap Equity Fund

MML Special Situations Fund

MML Strategic Emerging Markets Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2016

MassMutual FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Brian Haendiges

“As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy.”

June 30, 2016

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2016. During this period, U.S. stocks largely outperformed their foreign counterparts, reflecting a general strengthening of the U.S. economy. Nevertheless, investors closely monitored economic data releases that seemed to signal the U.S. Federal Reserve’s (the “Fed”) hesitation to impose further interest rate hikes in the near term – a reversal of its position going into 2016. Sluggish economic growth elsewhere in the world dragged on global markets, and the surprising outcome of the June 23 Brexit vote for the United Kingdom to exit the European Union (“EU”) only amplified the challenges in global markets. After early declines, commodity prices increased steadily throughout the first half of 2016.

Key events that characterized the period

U.S. stocks performed relatively well in the first quarter of 2016, although trepidation over China’s slowing economy and falling crude oil prices helped drive weakness in share prices. Fear of slowing global and domestic economic growth added to these concerns early in the year. At the end of 2015, initial estimates showed the U.S. gross domestic product (“GDP”) expanding by a disappointing 0.7% annual rate – a number that was subsequently revised to 1.1%.

The U.S. economy strengthened in the second quarter, despite some sluggishness. Consumer spending proved a key driver of growth. Employment also grew during the quarter, though May’s unexpectedly low employment report generated some investor concern. The Fed’s softening on the speed of interest rate hikes – reinforced by Fed Chair Janet Yellen’s June 21 Capitol Hill “slower for longer” testimony – caused investors additional optimism.

Share prices faded early in February, with global equity markets moving roughly in tandem with the price of oil, which declined early on. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon – although the aforementioned upward revisions in estimated fourth-quarter U.S. economic growth helped equity markets rebound. The employment picture also brightened. February’s nonfarm payrolls were strong and the payroll numbers for January were revised upward. The rally in equities that started in mid-February extended into March, with the Fed reassuring investors that the central bank would take a cautious approach with regard to implementing further hikes in short-term interest rates. In spite of a sharp drop early in the first quarter, stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

U.S. stocks also delivered reasonable gains in the second quarter, with small- and mid-cap equities modestly outperforming large-cap issues – and value stocks outperforming their growth counterparts. The three top-performing sectors – energy, telecommunication services and utilities – house equities that tend to be defensive or have interest-rate sensitivity. Safe-haven U.S. fixed-income investments, specifically Treasury bonds, faced high demand during the period, which drove up prices and drove down yield. (Bond prices move in the opposite direction of interest rates [or yields]; when yields rise, the prices of existing bonds fall – and vice versa.) Investment-grade and high-yield bonds delivered positive returns, as did real estate investment trusts (“REITs”).

The global economic picture was mixed during the second quarter. International stocks were down, dragged by Brexit and weakness in Europe, whereas Asian and Pacific country stocks delivered modest gains. Emerging markets, which are more closely affected by Fed policy, also managed a modest positive return. Brexit added considerable uncertainty to European markets on concerns that

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

the immediate impact might slow growth in the U.K. and that other countries might be encouraged to vote themselves out of the EU. Asian financial centers also struggled. Weak business investment and a strong yen undermined growth in Japan. And in China, the world’s second-largest economy, reported GDP growth remained suspect, and weak global trade hampered the country’s planned transition to a consumer-led economy.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2016 – largely outperforming foreign developed and emerging markets. The Dow Jones Industrial AverageSM, which measures the performance of blue-chip stocks, climbed 4.31%. The large-cap stock S&P 500® Index rose 3.84%; and the Russell 2000® Index, a benchmark of small-cap stocks, gained a more modest 2.22%. The technology-laden NASDAQ Composite® Index returned -2.66% in an environment where technology giants Apple Inc. and Microsoft were among the market’s worst performers. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a -4.42% return, while the MSCI Emerging Markets Index, which tracks the performance of emerging stock markets throughout the world, advanced 6.41%. Fixed-income investments benchmarked in the Barclays U.S. Aggregate Bond Index* returned 5.31%, outperforming domestic equities for the six-month period.

Review and maintain your strategy

With respect to the MML Series Investment Fund II, as 2016 plays out, we continue to watch Fed policy overtures, global economic traction, and further developments in the U.S. economy. We will also evaluate the effects of commodity prices and inflation – both of which are key factors for long-term savers – as we seek a balanced exposure to risk. As events unfold, we evaluate and position our portfolios to help ensure appropriate asset allocation and diversification in an effort to support your long-term investment needs.

MassMutual knows that you want to protect those who matter most to you as you seek to secure your long-term financial future. As a long-term retirement investor, it’s important to maintain perspective in volatile markets, like those we’ve seen in the first half of 2016. Remember, it is nearly impossible to predict the future direction of the financial markets. If you work with a financial professional, this might be a good time to review your retirement investment strategy. MassMutual encourages you to build a strategy that is suited to your comfort with market volatility, to how long you have to save and invest, and to what your specific financial goals are. As always, we thank you for your trust in MassMutual.

Sincerely,

Brian Haendiges

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Investment Marketing & Communications as of 7/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Asset Momentum Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Asset Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing in asset classes the Fund’s subadviser considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. The Fund expects that it will allocate its investment among the following asset classes: equity investments, debt investments, property investments, alternative investments, currency, and cash on deposit, excluding short term instruments. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Asset Momentum Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

Common Stock	52.9%
Mutual Funds	7.4%
U.S. Treasury Obligations	5.0%

Total Long-Term Investments	65.3%
Short-Term Investments and Other Assets and Liabilities	34.7%

Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

U.S. Treasury Obligations	30.2%
Non-U.S. Government Agency Obligations	27.1%
Corporate Debt	25.7%
U.S. Government Agency Obligations and Instrumentalities	11.3%
Mutual Funds	2.1%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.2%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser does not typically invest in companies with market capitalizations, at the time of purchase, of less than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/16

Amazon.com, Inc.	5.7%
Lockheed Martin Corp.	3.2%
Caterpillar, Inc.	2.0%
Vantiv, Inc. Class A	2.0%
Global Payments, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Electronic Arts, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Citigroup, Inc.	1.7%
National Oilwell Varco, Inc.	1.7%

23.5%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	18.1%
Industrial	15.7%
Financial	15.5%
Communications	14.1%
Technology	11.5%
Energy	10.9%
Consumer, Cyclical	6.6%
Basic Materials	4.0%
Utilities	2.4%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MML High Yield Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

Corporate Debt	93.7%
Bank Loans	3.9%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

U.S. Treasury Obligations	91.2%
Non-U.S. Government Agency Obligations	48.6%
Corporate Debt	5.1%
U.S. Government Agency Obligations and Instrumentalities	0.3%
Municipal Obligations	0.1%

Total Long-Term Investments	145.3%
Short-Term Investments and Other Assets and Liabilities	(45.3)%

Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/16

Corporate Debt	41.9%
Non-U.S. Government Agency Obligations	39.5%
U.S. Treasury Obligations	7.3%
U.S. Government Agency Obligations and Instrumentalities	6.7%
Municipal Obligations	0.2%

Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%

Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/16

MB Financial, Inc.	2.1%
Pinnacle Foods, Inc.	2.0%
FirstMerit Corp.	2.0%
Prestige Brands Holdings, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Kaiser Aluminum Corp.	1.8%
BankUnited, Inc.	1.8%
Allete, Inc.	1.8%
WellCare Health Plans, Inc.	1.8%
CACI International, Inc. Class A	1.7%

18.8%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/16

Consumer, Non-cyclical	26.8%
Financial	21.4%
Technology	15.0%
Consumer, Cyclical	11.5%
Industrial	10.0%
Mutual Funds	6.9%
Energy	4.0%
Basic Materials	3.6%
Utilities	3.5%
Communications	1.4%

Total Long-Term Investments	104.1%
Short-Term Investments and Other Assets and Liabilities	(4.1)%

Net Assets	100.0%

MML Special Situations Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies that are involved in “special situations.” A special situation might include, for example, a recently announced spin-off or divestiture, a change in dividend policy, involvement in a merger or acquisition transaction, a change in management, a significant change in ownership, or changes due to bankruptcy or insolvency process. The Fund’s subadviser expects that the Fund’s portfolio will initially emphasize “large capitalization” issuers, although the Fund’s holdings of securities of different market capitalizations will vary over time, depending on market conditions generally and on the companies involved at the time (or that the subadviser expects to be involved) in special situations. The Fund will typically invest primarily in common stocks, however, when the subadviser determines that there are an insufficient number of companies involved (or likely to be involved) in special situations, it may invest in any equity securities it considers to be consistent with the Fund’s objective of growth of capital over the long term or exchange-traded funds providing broad equity exposures or in derivatives, including swaps, futures contracts, and options, to gain broad exposures to equity markets. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/16

Gaming and Leisure Properties, Inc.	5.8%
Zoetis, Inc.	5.2%
Vista Outdoor, Inc.	4.4%
Energizer Holdings, Inc.	4.4%
Science Applications International Corp.	3.4%
CDK Global, Inc.	3.3%
Allegion PLC	3.3%
NCR Corp.	3.1%
SPX FLOW, Inc.	3.0%
Tribune Media Co. Class A	2.9%

38.8%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/16

Industrial	24.1%
Consumer, Non-cyclical	19.0%
Consumer, Cyclical	18.5%
Financial	10.9%
Technology	9.8%
Communications	7.2%
Energy	3.5%
Basic Materials	5.2%
Utilities	1.9%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/16

Tencent Holdings Ltd.	5.2%
Housing Development Finance Corp., Ltd.	4.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Baidu, Inc. Sponsored ADR (Cayman Islands)	3.6%
Magnit OJSC	3.0%
Infosys Ltd.	2.8%
AIA Group Ltd.	2.5%
NovaTek OAO Sponsored GDR (Russia)	2.4%
Ctrip.com International Ltd. ADR (Cayman Islands)	2.2%

34.2%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/16

Financial	23.6%
Communications	19.2%
Consumer, Non-cyclical	18.7%
Consumer, Cyclical	14.8%
Technology	8.0%
Mutual Funds	4.3%
Industrial	3.9%
Diversified	2.7%
Energy	2.4%
Basic Materials	1.6%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Asset Momentum Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.9%

COMMON STOCK — 52.9%
Communications — 1.5%
Telecommunications — 1.5%
Drillisch AG	3,800	$145,697
NTT DOCOMO, Inc.	5,600	150,684

		296,381

Consumer, Cyclical — 26.6%
Apparel — 2.7%
Nike, Inc. Class B	9,800	540,960

Auto Manufacturers — 0.5%
Fuji Heavy Industries Ltd.	3,000	102,696

Distribution & Wholesale — 1.4%
Watsco, Inc.	2,100	295,449

Home Builders — 5.3%
NVR, Inc. (a)	600	1,068,204

Leisure Time — 0.7%
Harley-Davidson, Inc.	3,000	135,900

Retail — 15.3%
ABC-Mart, Inc.	1,600	106,484
Dollarama, Inc.	6,100	425,884
Fielmann AG	1,400	102,331
The Home Depot, Inc.	4,400	561,836
O’Reilly Automotive, Inc. (a)	3,700	1,003,070
Texas Roadhouse, Inc.	14,800	674,880
Williams-Sonoma, Inc.	4,000	208,520

		3,083,005

Textiles — 0.7%
Mohawk Industries, Inc. (a)	800	151,808

		5,378,022

Consumer, Non-cyclical — 13.0%
Agriculture — 1.4%
Japan Tobacco, Inc.	2,800	112,170
Reynolds American, Inc.	3,000	161,790

		273,960

Biotechnology — 1.6%
Celgene Corp. (a)	900	88,767
CSL Ltd.	2,800	235,430

		324,197

Commercial Services — 4.9%
Equifax, Inc.	7,700	988,680

Foods — 0.5%
Nestle SA	1,300	100,276

Health Care – Products — 0.7%
Advanced Medical Solutions Group PLC	54,300	141,173

	Number of Shares	Value
Health Care – Services — 2.9%
Fresenius SE & Co. KGaA	5,900	$434,743
Ramsay Health Care Ltd.	3,000	161,322

		596,065

Household Products — 1.0%
Henkel AG & Co. KGaA	1,100	118,202
Portmeirion Group PLC	5,600	76,641

		194,843

		2,619,194

Financial — 2.2%
Diversified Financial — 1.7%
MasterCard, Inc. Class A	3,800	334,628

Diversified Financial Services — 0.5%
Onex Corp.	1,700	103,951

		438,579

Industrial — 4.0%
Building Materials — 0.4%
Breedon Aggregates Ltd. (a)	88,100	72,522

Electronics — 0.7%
Halma PLC	11,200	152,005

Hand & Machine Tools — 2.1%
Snap-on, Inc.	2,700	426,114

Machinery – Diversified — 0.8%
Krones AG	1,600	169,223

		819,864

Technology — 5.6%
Computers — 1.9%
Amdocs Ltd.	5,200	300,144
Cognizant Technology Solutions Corp. Class A (a)	1,600	91,584

		391,728

Software — 3.7%
Constellation Software, Inc.	300	116,106
EMIS Group PLC	11,800	145,461
Nexus AG	3,400	64,512
SS&C Technologies Holdings, Inc	14,800	415,584

		741,663

		1,133,391

TOTAL COMMON STOCK (Cost $10,100,927)		10,685,431

TOTAL EQUITIES (Cost $10,100,927)		10,685,431

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 5.0%

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds & Notes — 5.0%
U.S. Treasury Note (b) 0.750% 4/30/18	$1,000,000	$1,003,018

TOTAL U.S. TREASURY OBLIGATIONS (Cost $998,125)		1,003,018

TOTAL BONDS & NOTES (Cost $998,125)		1,003,018

	Number of Shares

MUTUAL FUNDS — 7.4%
Diversified Financial — 7.4%
iShares MSCI Brazil Capped Index Fund	8,000	241,040
iShares MSCI Canada Index Fund	8,100	198,531
iShares MSCI India ETF	6,600	184,272
iShares MSCI South Korea Capped Index Fund	4,000	208,280
iShares MSCI Taiwan Index Fund	12,000	168,600
VanEck Vectors Russia ETF	11,000	191,620
Vanguard Total Stock Market ETF	2,800	300,048

		1,492,391

TOTAL MUTUAL FUNDS (Cost $1,441,198)		1,492,391

TOTAL LONG-TERM INVESTMENTS (Cost $12,540,250)		13,180,840

	Principal Amount

SHORT-TERM INVESTMENTS — 34.0%
Repurchase Agreement — 34.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (c)	$6,861,195	6,861,195

TOTAL SHORT-TERM INVESTMENTS (Cost $6,861,195)		6,861,195

TOTAL INVESTMENTS — 99.3% (Cost $19,401,445) (d)		20,042,035

Other Assets/(Liabilities) — 0.7%		138,061

NET ASSETS — 100.0%		$20,180,096

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $6,861,197. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/15/18, and an aggregate market value, including accrued interest, of $6,998,658.
(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	47.8%
Germany	5.1%
United Kingdom	4.4%
Canada	3.2%
Japan	2.3%
Australia	2.0%
Switzerland	0.5%

Total Long-Term Investments	65.3%
Short-Term Investments and Other Assets and Liabilities	34.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.8%

CORPORATE DEBT — 25.7%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$545,000	$574,011

Aerospace & Defense — 0.3%
The Boeing Co. 6.875% 3/15/39	405,000	608,060
Lockheed Martin Corp. 4.700% 5/15/46	565,000	666,006
TransDigm, Inc. 6.000% 7/15/22	125,000	125,647

		1,399,713

Agriculture — 0.2%
IOI Investment L Bhd (a) 4.375% 6/27/22	300,000	312,381
Reynolds American, Inc. 4.000% 6/12/22	545,000	592,299

		904,680

Airlines — 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (a) 8.375% 5/10/20	750,000	607,575
Latam Airlines Group SA (b) 7.250% 6/09/20	600,000	581,250

		1,188,825

Apparel — 0.0%
Levi Strauss & Co. 5.000% 5/01/25	85,000	85,425

Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	445,000	596,685
General Motors Financial Co., Inc. 2.400% 5/09/19	475,000	476,323
General Motors Financial Co., Inc. 3.200% 7/13/20	325,000	329,248
General Motors Financial Co., Inc. 3.200% 7/06/21	135,000	135,215

		1,537,471

Automotive & Parts — 0.2%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	115,000	123,050
Dana Holding Corp. 5.500% 12/15/24	65,000	61,750
Delphi Automotive PLC 4.250% 1/15/26	104,000	113,655
Delphi Corp. 4.150% 3/15/24	455,000	483,690

	Principal Amount	Value
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	$120,000	$123,900

		906,045

Banks — 5.1%
Australia & New Zealand Banking Group Ltd. (b) 4.875% 1/12/21	540,000	609,229
Banco Bilbao Vizcaya Argentaria Colombia SA (a) 4.875% 4/21/25	150,000	148,500
Banco Continental SAECA (a) 8.875% 10/15/17	500,000	507,500
Banco de Bogota SA (a) 6.250% 5/12/26	200,000	203,500
Banco de Costa Rica (a) 5.250% 8/12/18	750,000	765,937
Banco de Credito e Inversiones (a) 4.000% 2/11/23	200,000	210,443
Banco de Reservas de la Republica Dominicana (b) 7.000% 2/01/23	200,000	198,000
Banco do Brasil SA 10 year CMT + 6.362%, VRN (a) 9.000% 6/29/49	500,000	387,500
Banco GNB Sudameris SA (a) 7.500% 7/30/22	750,000	781,875
Banco Nacional de Comercio Exterior SNC (b) 4.375% 10/14/25	200,000	208,720
Banco Nacional de Costa Rica (a) 4.875% 11/01/18	1,000,000	1,020,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580%, VRN (a) 5.950% 1/30/24	1,000,000	1,050,000
Bancolombia SA 6.125% 7/26/20	250,000	267,500
Bank of America Corp. 2.000% 1/11/18	450,000	452,877
Bank of America Corp. 2.625% 4/19/21	520,000	527,975
Bank of Montreal 2.375% 1/25/19	570,000	585,160
BB&T Corp. 2.050% 5/10/21	360,000	365,274
BB&T Corp. 2.450% 1/15/20	525,000	539,631
BBVA Bancomer SA (a) 6.008% 5/17/22	500,000	497,500
BBVA Bancomer SA (a) 6.500% 3/10/21	150,000	164,625

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 2.650% 10/26/20	$320,000	$325,639
Citigroup, Inc. 2.700% 3/30/21	610,000	620,854
CorpGroup Banking SA (a) 6.750% 3/15/23	750,000	699,375
Global Bank Corp. (a) 5.125% 10/30/19	700,000	722,750
Industrial Senior Trust (a) 5.500% 11/01/22	700,000	686,000
JP Morgan Chase & Co. 2.400% 6/07/21	630,000	638,805
JP Morgan Chase & Co. 4.250% 10/01/27	570,000	603,079
Morgan Stanley 2.500% 4/21/21	185,000	186,935
Morgan Stanley 2.650% 1/27/20	405,000	411,678
Morgan Stanley 3.875% 1/27/26	565,000	599,797
Oversea-Chinese Banking Corp. Ltd. USD 5 year swap rate + 2.203%, VRN (a) 4.000% 10/15/24	1,100,000	1,150,945
PNC Funding Corp. 3.300% 3/08/22	560,000	595,563
Royal Bank of Canada 2.500% 1/19/21	140,000	144,656
State Street Corp. 2.650% 5/19/26	215,000	219,383
State Street Corp. 3.550% 8/18/25	410,000	445,861
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	570,000	594,096
The Toronto-Dominion Bank 2.125% 4/07/21	590,000	600,431
United Overseas Bank Ltd. USD 5 year swap rate + 1.995%, VRN (a) 3.750% 9/19/24	900,000	931,500
Wells Fargo & Co. 3.000% 4/22/26	475,000	484,192
Wells Fargo & Co. 3.550% 9/29/25	740,000	788,648
Westpac Banking Corp. 2.600% 11/23/20	585,000	604,670

		21,546,603

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	275,000	322,256
The Coca-Cola Co. 1.650% 11/01/18	280,000	284,215

	Principal Amount	Value
The Coca-Cola Co. 1.875% 10/27/20	$290,000	$296,392

		902,863

Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	285,000	303,999

Building Materials — 0.1%
Union Andina de Cementos SAA (a) 5.875% 10/30/21	250,000	253,375

Chemicals — 0.3%
Ashland, Inc. STEP 4.750% 8/15/22	125,000	124,375
Grupo Idesa SA de CV (a) 7.875% 12/18/20	850,000	864,875
PQ Corp. (b) 6.750% 11/15/22	65,000	67,762

		1,057,012

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd. (a) 3.500% 7/29/20	600,000	596,777
ENA Norte Trust (a) 4.950% 4/25/28	839,457	854,147
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 9.250% 5/15/23	120,000	127,200
S&P Global, Inc. 4.400% 2/15/26	285,000	319,870
Team Health, Inc. (b) 7.250% 12/15/23	55,000	58,857

		1,956,851

Computers — 0.4%
Apple, Inc. 4.650% 2/23/46	436,000	492,496
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 7.125% 6/15/24	90,000	93,998
Hewlett Packard Enterprise Co. (b) 3.600% 10/15/20	455,000	474,920
International Business Machines Corp. 1.125% 2/06/18	625,000	627,690
Western Digital Corp. (b) 7.375% 4/01/23	40,000	42,600

		1,731,704

Cosmetics & Personal Care — 0.0%
Revlon Consumer Products Corp. STEP 5.750% 2/15/21	66,000	63,690

Distribution & Wholesale — 0.0%
HD Supply, Inc. 7.500% 7/15/20	120,000	125,688

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 1.9%
Air Lease Corp. 3.375% 6/01/21	$25,000	$25,624
Air Lease Corp. 3.750% 2/01/22	560,000	573,633
Ally Financial, Inc. 4.125% 3/30/20	555,000	556,387
Ally Financial, Inc. 4.250% 4/15/21	30,000	29,963
American Express Credit Corp. 2.250% 8/15/19	300,000	306,245
American Express Credit Corp. 2.250% 5/05/21	935,000	951,587
Bantrab Senior Trust (a) 9.000% 11/14/20	300,000	266,100
CIMPOR Financial Operations BV (a) 5.750% 7/17/24	750,000	553,125
Financiera Independencia SAB de CV (a) 7.500% 6/03/19	500,000	475,000
The Goldman Sachs Group, Inc. 2.875% 2/25/21	595,000	610,004
Guanay Finance Ltd. (a) 6.000% 12/15/20	913,749	906,896
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	1,015,000	1,035,902
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	15,000	18,125
Peru Enhanced Pass-Through Finance Ltd. (a) 0.000% 6/02/25	250,000	198,832
Synchrony Financial 3.000% 8/15/19	555,000	564,250
Tanner Servicios Financieros SA (a) 4.375% 3/13/18	600,000	601,500
Unifin Financiera S.A.P.I. de CV (a) 6.250% 7/22/19	500,000	490,500

		8,163,673

Electric — 1.9%
Abengoa Transmision Sur SA (a) 6.875% 4/30/43	1,200,000	1,248,000
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (b) 7.950% 5/11/26	500,000	520,000
Comision Federal de Electricidad (a) 6.125% 6/16/45	500,000	529,375
Duke Energy Progress, Inc. 4.150% 12/01/44	570,000	627,683
Empresa de Energia de Bogota SA ESP (a) 6.125% 11/10/21	400,000	416,500

	Principal Amount	Value
Empresa Electrica Angamos SA (a) 4.875% 5/25/29	$1,000,000	$982,378
Empresa Electrica Guacolda SA (b) 4.560% 4/30/25	500,000	464,674
Exelon Corp. 3.400% 4/15/26	350,000	365,794
Israel Electric Corp. Ltd. (a) (b) 5.000% 11/12/24	300,000	320,250
Mexico Generadora de Energia S. de R.L. (a) 5.500% 12/06/32	951,380	913,325
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	644,000	885,239
NRG Energy, Inc. (b) 7.250% 5/15/26	85,000	84,575
The Southern Co. 2.450% 9/01/18	875,000	896,049

		8,253,842

Electronics — 0.2%
Thermo Fisher Scientific, Inc. 3.300% 2/15/22	865,000	897,431

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	750,000	783,750
SBA Communications Corp. 5.625% 10/01/19	125,000	129,062

		912,812

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	80,000	82,400
Regal Entertainment Group 5.750% 3/15/22	60,000	61,350
Scientific Games International, Inc. (b) 7.000% 1/01/22	125,000	125,625
WMG Acquisition Corp. (b) 6.750% 4/15/22	105,000	105,788

		375,163

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	475,000	518,372

Foods — 1.2%
Corp. Azucarera del Peru SA (a) 6.375% 8/02/22	500,000	461,500
Cosan Overseas Ltd. (a) 8.250% 11/29/49	700,000	661,500
JBS USA LLC/JBS USA Finance, Inc. (b) 5.750% 6/15/25	135,000	126,900
Kraft Heinz Foods Co. (b) 1.600% 6/30/17	355,000	356,193

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. (b) 2.000% 7/02/18	$140,000	$141,760
The Kroger Co. 3.400% 4/15/22	835,000	893,210
Marfrig Holdings Europe BV (b) 8.000% 6/08/23	200,000	204,100
Minerva Luxembourg SA 5 year CMT + 7.046%, VRN (a) 8.750% 12/29/49	1,000,000	1,005,000
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	40,000	39,900
Post Holdings, Inc. 7.375% 2/15/22	80,000	84,100
TreeHouse Foods, Inc. (b) 6.000% 2/15/24	40,000	42,400
Tyson Foods, Inc. 3.950% 8/15/24	1,100,000	1,187,389

		5,203,952

Forest Products & Paper — 0.3%
Georgia-Pacific LLC (b) 3.600% 3/01/25	1,125,000	1,203,266

Gas — 0.3%
Fermaca Enterprises S de RL de CV (a) 6.375% 3/30/38	386,764	384,830
National Gas Co., of Trinidad & Tobago Ltd. (a) 6.050% 1/15/36	800,000	828,000

		1,212,830

Hand & Machine Tools — 0.0%
Milacron LLC/Mcron Finance Corp. (b) 7.750% 2/15/21	120,000	123,600

Health Care – Products — 0.1%
Zimmer Biomet Holdings, Inc. 1.450% 4/01/17	565,000	565,360

Health Care – Services — 0.6%
Anthem, Inc. 2.300% 7/15/18	585,000	593,415
Centene Escrow Corp. (b) 5.625% 2/15/21	110,000	114,675
HCA, Inc. 5.375% 2/01/25	60,000	61,500
HCA, Inc. 5.875% 2/15/26	55,000	57,063
Laboratory Corp. of America Holdings 2.500% 11/01/18	575,000	584,100
Laboratory Corp. of America Holdings 4.700% 2/01/45	600,000	640,408
MPH Acquisition Holdings LLC (b) 7.125% 6/01/24	115,000	120,750
RegionalCare Hospital Partners Holdings, Inc. (b) 8.250% 5/01/23	40,000	41,000

	Principal Amount	Value
Select Medical Corp. 6.375% 6/01/21	$135,000	$129,600
Tenet Healthcare Corp. 6.750% 6/15/23	130,000	124,475

		2,466,986

Holding Company – Diversified — 0.4%
Argos Merger Sub, Inc. (b) 7.125% 3/15/23	100,000	103,000
Hutchison Whampoa International 12 Ltd. 5 year CMT + 5.176%, VRN (a) 6.000% 5/29/49	1,000,000	1,030,000
MUFG Americas Holdings Corp. 1.625% 2/09/18	560,000	560,529

		1,693,529

Household Products — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	120,000	124,950

Housewares — 0.0%
Newell Brands, Inc. 3.150% 4/01/21	135,000	140,641

Insurance — 0.4%
Liberty Mutual Group, Inc. (b) 6.500% 5/01/42	730,000	884,124
TIAA Asset Management Finance Co. LLC (b) 2.950% 11/01/19	550,000	563,452

		1,447,576

Internet — 0.2%
Amazon.com, Inc. 3.800% 12/05/24	280,000	313,833
Tencent Holdings Ltd. (a) 3.800% 2/11/25	500,000	526,562

		840,395

Investment Companies — 0.3%
Grupo Aval Ltd. (a) 4.750% 9/26/22	800,000	782,000
GrupoSura Finance SA (b) 5.500% 4/29/26	400,000	417,000

		1,199,000

Iron & Steel — 0.0%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b) 6.375% 5/01/22	90,000	86,063

Leisure Time — 0.1%
NCL Corp. Ltd. (b) 5.250% 11/15/19	125,000	126,250
Sabre GLBL, Inc. (b) 5.250% 11/15/23	85,000	86,488

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viking Cruises Ltd. (b) 8.500% 10/15/22	$100,000	$85,250

		297,988

Lodging — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (b) 5.625% 5/01/24	25,000	26,438
Station Casinos LLC 7.500% 3/01/21	80,000	84,700

		111,138

Machinery – Construction & Mining — 0.0%
Terex Corp. 6.000% 5/15/21	115,000	115,144

Manufacturing — 0.0%
Gates Global LLC/Gates Global Co. (b) 6.000% 7/15/22	95,000	83,125

Media — 0.8%
21st Century Fox America, Inc. 4.750% 9/15/44	280,000	310,208
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/23	30,000	30,169
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	70,000	71,838
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b) 6.375% 9/15/20	125,000	127,100
Comcast Corp. 4.400% 8/15/35	560,000	631,678
CSC Holdings LLC 5.250% 6/01/24	45,000	40,950
Gray Television, Inc. (b) 5.875% 7/15/26	60,000	60,150
Gray Television, Inc. 7.500% 10/01/20	82,000	85,485
Sinclair Television Group, Inc. (b) 5.625% 8/01/24	120,000	122,700
Sirius XM Radio, Inc. (b) 5.375% 7/15/26	125,000	124,062
TEGNA, Inc. (b) 4.875% 9/15/21	125,000	128,125
Tribune Media Co. 5.875% 7/15/22	80,000	79,600
TV Azteca SAB de CV (a) 7.500% 5/25/18	550,000	367,125
VTR Finance BV (a) 6.875% 1/15/24	1,000,000	996,980

		3,176,170

	Principal Amount	Value
Mining — 0.5%
Cia Minera Ares SAC (a) 7.750% 1/23/21	$300,000	$311,625
Freeport-McMoRan, Inc. 3.875% 3/15/23	1,000,000	875,000
Lundin Mining Corp. (b) 7.500% 11/01/20	80,000	81,600
Vedanta Resources PLC (a) 7.125% 5/31/23	500,000	378,750
Volcan Cia Minera SAA (a) 5.375% 2/02/22	600,000	537,000

		2,183,975

Office Equipment/Supplies — 0.1%
Xerox Corp. 2.950% 3/15/17	555,000	559,807

Oil & Gas — 2.0%
Apache Corp. 4.750% 4/15/43	330,000	339,262
Bharat Petroleum Corp. Ltd. (a) 4.000% 5/08/25	200,000	202,905
Bharat Petroleum Corp. Ltd. (a) 4.625% 10/25/22	200,000	215,760
BP Capital Markets PLC 3.062% 3/17/22	470,000	485,633
BP Capital Markets PLC 3.119% 5/04/26	115,000	117,468
Chevron Corp. 1.365% 3/02/18	353,000	354,939
Chevron Corp. 1.561% 5/16/19	270,000	273,023
Delek & Avner Tamar Bond Ltd. (b) 4.435% 12/30/20	1,000,000	1,037,500
Ecopetrol SA 5.875% 5/28/45	1,000,000	869,000
EOG Resources, Inc. 4.150% 1/15/26	280,000	306,535
Memorial Production Partners LP/Memorial Production Finance Corp. 6.875% 8/01/22	240,000	120,000
Occidental Petroleum Corp. 3.400% 4/15/26	145,000	152,930
ONGC Videsh Ltd. (a) 3.250% 7/15/19	750,000	770,775
ONGC Videsh Ltd. (a) 3.750% 5/07/23	200,000	204,222
Petroleos Mexicanos 5.625% 1/23/46	985,000	897,828
Petronas Global Sukuk Ltd. (a) 2.707% 3/18/20	600,000	606,782
Phillips 66 4.875% 11/15/44	50,000	54,578
Phillips 66 5.875% 5/01/42	200,000	240,161

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sanchez Energy Corp. 6.125% 1/15/23	$80,000	$61,800
SandRidge Energy, Inc. (b) (c) 8.750% 6/01/20	30,000	12,300
Shell International Finance BV 1.375% 5/10/19	600,000	602,086
Sinopec Group Overseas Development 2015 Ltd. (b) 2.500% 4/28/20	400,000	404,315

		8,329,802

Oil & Gas Services — 0.1%
Schlumberger Holding Corp. (b) 2.350% 12/21/18	285,000	290,560

Packaging & Containers — 0.1%
Berry Plastics Corp. 5.500% 5/15/22	80,000	81,900
Plastipak Holdings, Inc. (b) 6.500% 10/01/21	130,000	132,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 8.250% 2/15/21	200,000	209,224

		423,724

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.700% 5/14/45	580,000	613,380
Actavis Funding SCS Co. 2.350% 3/12/18	561,000	568,646
AstraZeneca PLC 2.375% 11/16/20	585,000	600,221
Cardinal Health, Inc. 1.950% 6/15/18	560,000	566,490
Eli Lilly & Co. 3.700% 3/01/45	420,000	447,329
Express Scripts Holding Co. 3.400% 3/01/27	125,000	124,841
Express Scripts Holding Co. 4.500% 2/25/26	285,000	313,114
Mylan NV (b) 3.150% 6/15/21	595,000	603,537
Quintiles Transnational Corp. (b) 4.875% 5/15/23	85,000	86,275
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	595,000	605,185
Vizient, Inc. (b) 10.375% 3/01/24	80,000	85,800

		4,614,818

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	85,000	81,526
Energy Transfer Equity LP 5.500% 6/01/27	70,000	65,800

	Principal Amount	Value
Energy Transfer Partners LP 4.750% 1/15/26	$605,000	$622,185
Energy Transfer Partners LP 5.200% 2/01/22	80,000	84,284
Enterprise Products Operating Co. 3.700% 2/15/26	425,000	442,280
Kinder Morgan Energy Partners LP 6.950% 1/15/38	535,000	590,413
MPLX LP (b) 5.500% 2/15/23	125,000	126,999
Transportadora de Gas Internacional SA ESP (a) 5.700% 3/20/22	900,000	938,250

		2,951,737

Real Estate Investment Trusts (REITS) — 0.4%
Boston Properties LP 4.125% 5/15/21	600,000	654,107
Equinix, Inc. 5.875% 1/15/26	80,000	83,350
ESH Hospitality, Inc. (b) 5.250% 5/01/25	130,000	126,587
Realogy Group LLC/Realogy Co-Issuer Corp. (b) 4.875% 6/01/23	65,000	64,188
Simon Property Group LP 3.300% 1/15/26	565,000	603,552

		1,531,784

Retail — 0.5%
Asbury Automotive Group, Inc. 6.000% 12/15/24	70,000	70,525
CVS Health Corp. 2.875% 6/01/26	300,000	306,577
Dollar Tree, Inc. (b) 5.750% 3/01/23	31,000	32,937
Grupo Elektra SAB DE CV (a) 7.250% 8/06/18	400,000	395,000
Rite Aid Corp. (b) 6.125% 4/01/23	80,000	85,400
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	115,000	119,169
The Home Depot, Inc. 3.000% 4/01/26	300,000	318,832
The Home Depot, Inc. 3.350% 9/15/25	260,000	283,348
Wal-Mart Stores, Inc. 4.300% 4/22/44	510,000	595,123

		2,206,911

Semiconductors — 0.1%
Intel Corp. 4.100% 5/19/46	295,000	306,714
Lam Research Corp. 2.800% 6/15/21	37,000	37,879

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lam Research Corp. 3.450% 6/15/23	$110,000	$113,606
Micron Technology, Inc. (b) 5.250% 8/01/23	55,000	46,887
Microsemi Corp. (b) 9.125% 4/15/23	25,000	27,500
NXP BV/NXP Funding LLC (b) 4.125% 6/01/21	50,000	50,750

		583,336

Software — 0.8%
Activision Blizzard, Inc. (b) 5.625% 9/15/21	117,000	122,411
Cengage Learning, Inc. (b) 9.500% 6/15/24	40,000	40,700
Ensemble S Merger Sub, Inc. (b) 9.000% 9/30/23	125,000	123,438
Fidelity National Information Services, Inc. 3.625% 10/15/20	420,000	443,990
First Data Corp. (b) 5.750% 1/15/24	60,000	59,550
First Data Corp. (b) 7.000% 12/01/23	60,000	60,750
Infor US, Inc. 6.500% 5/15/22	140,000	132,213
Microsoft Corp. 4.450% 11/03/45	565,000	637,122
Open Text Corp. (b) 5.875% 6/01/26	85,000	85,213
Oracle Corp. 2.250% 10/08/19	1,095,000	1,128,856
Oracle Corp. 4.125% 5/15/45	590,000	608,168
Solera LLC/ Solera Finance, Inc. (b) 10.500% 3/01/24	60,000	63,075

		3,505,486

Telecommunications — 1.6%
AT&T, Inc. 3.400% 5/15/25	470,000	480,766
AT&T, Inc. 4.125% 2/17/26	110,000	118,166
Axiata SPV2 Bhd (a) 3.466% 11/19/20	200,000	208,422
Bharti Airtel Ltd. (a) 4.375% 6/10/25	500,000	524,014
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,097,036
Cisco Systems, Inc. 1.650% 6/15/18	550,000	557,151
CommScope, Inc. (b) 5.000% 6/15/21	125,000	127,687

	Principal Amount	Value
Digicel Group Ltd. (a) 7.125% 4/01/22	$1,000,000	$743,750
Embarq Corp. 7.995% 6/01/36	60,000	60,075
Frontier Communications Corp. 10.500% 9/15/22	80,000	84,650
Intelsat Jackson Holdings SA 5.500% 8/01/23	100,000	63,500
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	40,000	39,400
Level 3 Communications, Inc. 5.750% 12/01/22	125,000	126,562
Orange SA 2.750% 9/14/16	265,000	265,989
Orange SA 2.750% 2/06/19	314,000	323,578
Sixsigma Networks Mexico SA de CV (a) 8.250% 11/07/21	200,000	199,000
Telefonica Celular del Paraguay SA (a) 6.750% 12/13/22	500,000	502,500
Verizon Communications, Inc. 4.400% 11/01/34	1,200,000	1,237,376

		6,759,622

Transportation — 0.4%
Air Medical Merger Sub Corp. (b) 6.375% 5/15/23	130,000	123,500
Burlington Northern Santa Fe LLC 4.550% 9/01/44	565,000	649,845
FedEx Corp. 4.750% 11/15/45	600,000	668,650
OPE KAG Finance Sub, Inc. (b) 7.875% 7/31/23	80,000	78,800

		1,520,795

TOTAL CORPORATE DEBT (Cost $108,153,364)		109,213,318

MUNICIPAL OBLIGATIONS — 0.2%
New York State Dormitory Authority 5.000% 3/15/33	340,000	422,222
State of California 5.000% 8/01/33	340,000	421,770

		843,992

TOTAL MUNICIPAL OBLIGATIONS (Cost $782,282)		843,992

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.1%
Commercial MBS — 6.8%
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (b) 1.673% 5/15/29	$700,000	$697,812
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN 1.257% 1/10/48	5,861,463	457,721
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN 1.058% 11/10/48	5,364,398	309,306
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	290,254
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN 4.200% 6/10/48	700,000	640,515
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C 4.652% 11/10/48	413,000	404,574
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN 1.136% 2/10/49	998,837	73,538
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (b) 4.264% 3/10/48	650,000	501,826
COMM Mortgage Trust, Series 2016-CR28, Class C, VRN 4.647% 2/10/49	517,000	510,370
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN 4.801% 10/10/53	470,000	461,274
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX 5.475% 3/10/39	650,000	659,815
Commercial Mortgage Trust, Series 2007-GG11, Class AM, VRN 5.867% 12/10/49	650,000	666,549
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM, VRN 6.138% 9/15/39	800,000	820,744
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (b) 6.268% 2/15/41	700,000	736,508
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN 4.585% 11/15/48	427,000	420,412
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN 1.753% 2/10/46	5,695,892	446,431

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN 0.989% 11/10/48	$8,222,023	$499,880
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN 1.337% 4/10/47	7,792,071	476,293
GS Mortgage Securities Trust, Series 2015-GC32, Class B, VRN 4.549% 7/10/48	610,400	655,101
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (b) 4.661% 11/10/47	267,000	205,227
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN 1.314% 1/15/49	5,425,477	355,685
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class C, 1 mo. LIBOR + 2.250%, FRN (b) 2.692% 1/15/32	700,000	694,800
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, VRN 6.203% 2/15/51	540,000	558,176
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN 6.284% 2/12/51	510,000	507,705
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN 0.718% 7/15/48	11,188,333	440,708
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN 1.093% 5/15/48	12,395,441	557,697
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN 1.152% 11/15/47	5,204,657	300,045
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN 1.342% 10/15/48	8,943,850	584,607
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN 4.312% 7/15/48	610,000	603,429
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN 4.773% 12/15/48	527,000	521,163

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN 4.819% 11/15/48	$100,000	$93,173
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN 4.905% 3/15/49	466,000	465,334
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ 5.484% 2/15/40	1,160,000	1,154,972
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, VRN 5.493% 2/15/40	700,000	710,222
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AJ, VRN 6.198% 6/12/46	321,080	321,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (b) 3.060% 10/15/48	650,000	445,906
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (b) 3.237% 12/15/47	504,000	338,707
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	185,580
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	592,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN 4.274% 7/15/50	650,000	619,361
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN 4.537% 12/15/47	351,000	328,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN 4.912% 5/15/49	475,000	474,201
Morgan Stanley Capital I, Series 2015-UBS8, Class XA, VRN 1.136% 12/15/48	6,678,191	450,960
Morgan Stanley Capital I, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (b) 3.442% 8/15/26	478,000	477,170
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	464,687

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AM 5.383% 12/15/43	$650,000	$660,347
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN 5.413% 12/15/43	175,000	172,794
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN 5.632% 10/15/48	1,160,000	1,157,635
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (b) 5.703% 6/15/49	415,000	426,115
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN 0.942% 7/15/58	12,920,520	613,597
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN 1.174% 12/15/48	5,512,187	376,743
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN 1.273% 11/15/48	6,770,585	510,716
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	433,139
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (b) 3.938% 8/15/50	560,000	437,603
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN 4.539% 9/15/58	390,000	375,836
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN 4.756% 12/15/48	421,000	421,849
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN 4.766% 11/15/48	468,000	469,190
WFRBS Commercial Mortgage Trust IO, Series 2014-C21, Class XA, VRN 1.322% 8/15/47	12,870,829	818,527

		29,054,915

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.0%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	$5,724,824	$4,083,418

Other ABS — 7.5%
Adams Mill CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.108% 7/15/26	500,000	494,770
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (b) 3.634% 7/15/28	500,000	501,197
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (b) 4.984% 7/15/28	500,000	499,963
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.600%, FRN (b) 2.228% 10/15/26	1,000,000	995,118
Apidos Cinco CDO Ltd., Series 2007-CA, Class B, 3 mo. USD LIBOR + .800%, FRN (b) 1.426% 5/14/20	1,000,000	974,687
Atrium V, Series 5A, Class A4, 3 mo. USD LIBOR + .390%, FRN (b) 1.026% 7/20/20	1,000,000	972,924
Baker Street Funding CLO Ltd., Series 2005-1A, Class B, 3 mo. USD LIBOR + .450%, FRN (b) 1.103% 12/15/18	299,000	297,793
BlueMountain CLO II Ltd., Series 2006-2A, Class C, 3 mo. USD LIBOR + .800%, FRN (b) 1.473% 7/15/18	1,025,000	986,233
BlueMountain CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (b) 1.826% 5/15/25	1,000,000	994,289
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (b) 3.333% 7/18/27	1,000,000	975,409
BlueMountain CLO Ltd., Series 2012-2A, Class C, 3 mo. USD LIBOR + 2.750%, FRN (b) 3.386% 11/20/24	1,000,000	986,590
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (b) 3.734% 10/20/27	1,000,000	1,000,624

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.183% 7/18/27	$1,000,000	$909,355
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.184% 10/20/27	1,000,000	922,955
Carlyle High Yield Partners VIII Ltd., Series 2006-8A, Class A2A, 3 mo. USD LIBOR + .240%, FRN (b) 0.894% 5/21/21	177,065	176,151
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (b) 4.628% 1/15/25	833,000	786,433
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (b) 3.984% 7/20/27	1,000,000	901,347
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (b) 4.078% 7/15/27	1,000,000	901,038
Limerock CLO I, Series 2007-1A, Class B, 3 mo. LIBOR + .630%, FRN (b) 1.268% 4/24/23	1,000,000	941,033
Madison Park Funding Ltd., Series 2007-6A, Class C, 3 mo. USD LIBOR + 1.000%, FRN (b) 1.636% 7/26/21	1,000,000	956,052
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 3.600%, FRN (b) 4.234% 7/20/26	1,000,000	941,832
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (b) 4.585% 10/21/26	1,000,000	949,134
MAPS CLO Fund II Ltd., Series 2007-2A, Class B, 3 mo. USD LIBOR + .900%, FRN (b) 1.534% 7/20/22	500,000	476,603
Marea CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 3.750%, FRN (b) 4.378% 10/15/23	1,000,000	899,247
Merrill Lynch Mortgage Investors Trust Series, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%, FRN 0.596% 8/25/37	3,361,715	2,685,722
OneMain Financial Issuance Trust, Series 2015-2A, Class A (b) 2.570% 7/18/25	200,000	200,774

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Financial Issuance Trust, Series 2015-1A, Class A (b) 3.190% 3/18/26	$3,000,000	$3,043,808
Race Point VIII CLO Ltd., Series 2013-8A, Class B, 3 mo. USD LIBOR + 1.900%, FRN (b) 2.536% 2/20/25	500,000	492,133
Springleaf Funding Trust, Series 2015-AA, Class A (b) 3.160% 11/15/24	3,000,000	3,019,038
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (b) 3.925% 7/15/28	500,000	494,787
Venture VI CDO Ltd., Series 2006-1A, Class B, 3 mo. USD LIBOR + .640%, FRN (b) 1.277% 8/03/20	1,000,000	930,099
Venture XVII CLO Ltd., Series 2014-17A, Class B2, 3 mo. USD LIBOR + 2.100%, FRN (b) 2.728% 7/15/26	1,000,000	988,092
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (b) 5.007% 7/20/28	500,000	494,500

		31,789,730

WL Collateral CMO — 11.1%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN 2.992% 4/25/37	4,638,981	4,263,911
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	4,543,510	4,175,313
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,051,550	2,388,575
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	5,455,042	3,928,934
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN 2.898% 2/25/47	3,153,250	2,476,184
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,904,585	2,633,381
CSMC Trust, Series 2015-RPL3, Class A1, STEP (b) 3.750% 12/25/56	5,568,539	5,519,234

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170%, FRN 0.608% 12/19/36	$2,431,148	$1,794,135
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN 3.055% 5/25/37	4,765,299	3,820,179
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN 2.829% 7/25/35	1,269,609	1,075,004
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2006-AR1, Class 2A1, VRN 3.185% 2/25/36	4,528,668	3,583,980
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (b) 6.499% 10/26/37	1,857,670	1,692,011
RFMSI Series Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%, FRN 6.000% 4/25/37	929,966	903,441
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, FRN 2.803% 10/25/37	3,069,205	2,581,432
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (b) 2.500% 11/25/60	5,011,553	4,986,197
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,983,284	1,459,205

		47,281,116

WL Collateral PAC — 0.7%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	3,586,617	3,165,063

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $118,585,616)		115,374,242

SOVEREIGN DEBT OBLIGATIONS — 0.3%
U.S. Treasury Bonds & Notes — 0.3%
Instituto Costarricense de Electricidad (a) 6.950% 11/10/21	200,000	207,000
United Mexican States 4.000% 10/02/23	850,000	915,068

		1,122,068

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,090,016)		1,122,068

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.3%
Collateralized Mortgage Obligations — 7.2%
Federal Home Loan Mortgage Corp. Series 4481, Class B 3.000% 12/15/42	$9,266,554	$9,749,788
Series 4483, Class CA 3.000% 6/15/44	8,870,338	9,336,329
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1 1.312% 3/25/23 VRN	6,746,000	482,999
Series K053, Class A2 2.995% 12/25/25	463,000	497,001
Series K050, Class A2 3.334% 8/25/25 VRN	350,000	386,055
Federal National Mortgage Association Series 2016-M3, Class A2 2.702% 2/25/26	465,000	481,120
Series 2015-9, Class HA 3.000% 1/25/45	1,512,789	1,580,576
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	2,974,766	3,176,563
Series 2015-92, Class CZ 3.500% 6/20/45	4,733,302	5,059,009

		30,749,440

Pass-Through Securities — 4.1%
Federal Home Loan Mortgage Corp. Pool #G08658 3.000% 8/01/45	4,764,105	4,943,317
Pool #G08632 3.500% 3/01/45	4,359,220	4,603,064
Federal National Mortgage Association Pool #MA2248 3.000% 4/01/45	3,601,498	3,698,288
Pool #AX2501 4.000% 10/01/44	3,879,418	4,170,828

		17,415,497

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $45,774,677)		48,164,937

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bonds & Notes — 30.2%
U.S. Treasury Bond 2.750% 11/15/42	12,040,000	13,229,656

	Principal Amount	Value
U.S. Treasury Bond 3.000% 11/15/44	$12,340,000	$14,172,442
U.S. Treasury Note 0.500% 9/30/16	5,200,000	5,202,996
U.S. Treasury Note 0.500% 11/30/16	5,420,000	5,423,599
U.S. Treasury Note 0.500% 1/31/17	5,540,000	5,542,381
U.S. Treasury Note 0.750% 10/31/17	14,900,000	14,937,687
U.S. Treasury Note 1.000% 5/15/18	1,390,000	1,400,635
U.S. Treasury Note 1.000% 11/30/19	290,000	291,895
U.S. Treasury Note 1.750% 3/31/22	5,750,000	5,942,266
U.S. Treasury Note 1.875% 11/30/21	590,000	614,389
U.S. Treasury Note 2.000% 11/30/20	16,080,000	16,802,500
U.S. Treasury Note 2.000% 2/15/25	9,830,000	10,283,773
U.S. Treasury Note 2.250% 3/31/21	12,230,000	12,941,705
U.S. Treasury Note 2.250% 11/15/24	10,080,000	10,752,820
U.S. Treasury Note 2.375% 8/15/24	390,000	419,829
U.S. Treasury Note 2.500% 5/15/24	9,750,000	10,591,319

		128,549,892

TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,368,009)		128,549,892

TOTAL BONDS & NOTES (Cost $397,753,964)		403,268,449

	Number of Shares

MUTUAL FUNDS — 2.1%
Diversified Financial — 2.1%
DoubleLine Floating Rate Fund	884,484	8,667,941

TOTAL MUTUAL FUNDS (Cost $9,012,781)		8,667,941

TOTAL LONG-TERM INVESTMENTS (Cost $406,766,745)		411,936,390

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$11,590,825	$11,590,825

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	135,257	135,257

TOTAL SHORT-TERM INVESTMENTS (Cost $11,726,082)		11,726,082

TOTAL INVESTMENTS — 99.6% (Cost $418,492,827) (e)		423,662,472

Other Assets/(Liabilities) — 0.4%		1,752,984

NET ASSETS — 100.0%		$425,415,456

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $35,308,113 or 8.30% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $60,134,871 or 14.14% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2016, these securities amounted to a value of $12,300 or 0.00% of net assets.
(d)	Maturity value of $11,590,828. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 3.500%, maturity dates ranging from 2/15/18 – 6/30/19, and an aggregate market value, including accrued interest, of $11,823,437.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	79.2%
Cayman Islands	6.7%
Mexico	2.0%
Colombia	0.9%
Chile	0.8%
Netherlands	0.8%
Panama	0.7%
Peru	0.7%
United Kingdom	0.7%
India	0.6%
Singapore	0.5%
Costa Rica	0.5%
Australia	0.4%
Luxembourg	0.4%
Canada	0.4%
Israel	0.3%
Malaysia	0.3%
Paraguay	0.2%
Bermuda	0.2%
Trinidad And Tobago	0.2%
Japan	0.1%
France	0.1%
British Virgin Islands	0.1%
Brazil	0.1%
Dominican Republic	0.0%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.0%
Chemicals — 0.2%
Eastman Chemical Co.	300	$20,370
Praxair, Inc.	200	22,478

		42,848

Foods — 0.7%
BHP Billiton Ltd. Sponsored ADR (Australia)	5,000	142,800

Iron & Steel — 3.1%
ArcelorMittal (a)	46,900	218,554
Nucor Corp.	4,800	237,168
Reliance Steel & Aluminum Co.	2,100	161,490

		617,212

		802,860

Communications — 14.1%
Internet — 8.6%
Alphabet, Inc. Class A (a)	280	196,988
Alphabet, Inc. Class C (a)	50	34,605
Amazon.com, Inc. (a)	1,590	1,137,836
Facebook, Inc. Class A (a)	1,000	114,280
VeriSign, Inc. (a)	2,900	250,734

		1,734,443

Media — 0.9%
News Corp. Class A	2,400	27,240
Scripps Networks Interactive Class A	2,600	161,902

		189,142

Telecommunications — 4.6%
AT&T, Inc.	5,000	216,050
Cisco Systems, Inc.	6,000	172,140
Corning, Inc.	13,600	278,528
Sprint Corp. (a)	9,300	42,129
Vodafone Group PLC Sponsored ADR (United Kingdom)	6,800	210,052

		918,899

		2,842,484

Consumer, Cyclical — 6.6%
Airlines — 0.2%
JetBlue Airways Corp. (a)	1,800	29,808

Automotive & Parts — 2.0%
The Goodyear Tire & Rubber Co.	8,500	218,110
Lear Corp.	1,800	183,168

		401,278

Entertainment — 0.5%
Six Flags Entertainment Corp.	1,700	98,515

	Number of Shares	Value
Home Builders — 0.6%
Thor Industries, Inc.	1,900	$123,006

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR (Japan)	3,600	105,660

Retail — 2.8%
Darden Restaurants, Inc.	2,100	133,014
The Home Depot, Inc.	2,000	255,380
Target Corp.	2,500	174,550

		562,944

		1,321,211

Consumer, Non-cyclical — 18.1%
Biotechnology — 3.0%
Amgen, Inc.	1,040	158,236
Biogen, Inc. (a)	680	164,438
Gilead Sciences, Inc.	3,330	277,788

		600,462

Commercial Services — 9.2%
Global Payments, Inc.	5,400	385,452
McKesson Corp.	1,110	207,182
Quanta Services, Inc. (a)	5,400	124,848
ServiceMaster Global Holdings, Inc. (a)	2,200	87,560
Total System Services, Inc.	1,500	79,665
United Rentals, Inc. (a)	3,000	201,300
Vantiv, Inc. Class A (a)	7,100	401,860
Visa, Inc. Class A	2,600	192,842
The Western Union Co.	8,500	163,030

		1,843,739

Foods — 1.2%
Hormel Foods Corp.	3,200	117,120
Tyson Foods, Inc. Class A	2,000	133,580

		250,700

Health Care – Products — 2.6%
Johnson & Johnson	2,420	293,546
Varian Medical Systems, Inc. (a)	2,800	230,244

		523,790

Health Care – Services — 1.1%
Aetna, Inc.	1,730	211,285

Pharmaceuticals — 1.0%
AbbVie, Inc.	1,600	99,056
Merck & Co., Inc.	300	17,283
Pfizer, Inc.	800	28,168
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,100	55,253

		199,760

		3,629,736

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 10.9%
Oil & Gas — 8.9%
Apache Corp.	400	$22,268
Canadian Natural Resources Ltd.	5,400	166,482
Chevron Corp.	200	20,966
Crescent Point Energy Corp.	17,000	268,430
Exxon Mobil Corp.	3,900	365,586
Helmerich & Payne, Inc.	4,600	308,798
Hess Corp.	3,000	180,300
Marathon Petroleum Corp.	2,600	98,696
Murphy Oil Corp.	4,300	136,525
Tesoro Corp.	2,900	217,268

		1,785,319

Oil & Gas Services — 2.0%
National Oilwell Varco, Inc.	9,900	333,135
Oceaneering International, Inc.	2,100	62,706

		395,841

		2,181,160

Financial — 15.5%
Banks — 7.7%
Bank of America Corp.	7,000	92,890
Bank of Montreal	1,900	120,441
Fifth Third Bancorp	8,400	147,756
Huntington Bancshares, Inc.	23,600	210,984
KeyCorp	13,000	143,650
PacWest Bancorp	5,400	214,812
The PNC Financial Services Group, Inc.	2,600	211,614
State Street Corp.	3,100	167,152
SunTrust Banks, Inc.	2,600	106,808
Wells Fargo & Co.	500	23,665
Zions Bancorp	4,000	100,520

		1,540,292

Diversified Financial — 4.8%
Citigroup, Inc.	8,100	343,359
The Goldman Sachs Group, Inc.	1,200	178,296
JP Morgan Chase & Co.	5,600	347,984
Legg Mason, Inc.	2,900	85,521

		955,160

Insurance — 2.9%
Aflac, Inc.	1,800	129,888
Berkshire Hathaway, Inc. Class B (a)	300	43,437
Lincoln National Corp.	7,300	283,021
Torchmark Corp.	700	43,274
The Travelers Cos., Inc.	770	91,661

		591,281

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	21,690

		3,108,423

	Number of Shares	Value
Industrial — 15.7%
Aerospace & Defense — 4.5%
The Boeing Co.	1,600	$207,792
Lockheed Martin Corp.	2,560	635,315
Spirit AeroSystems Holdings, Inc. Class A (a)	1,600	68,800

		911,907

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.	1,070	55,094

Electronics — 1.4%
Jabil Circuit, Inc.	3,100	57,257
Waters Corp. (a)	1,520	213,788

		271,045

Engineering & Construction — 1.1%
Fluor Corp.	4,600	226,688

Machinery – Construction & Mining — 2.0%
Caterpillar, Inc.	5,400	409,374

Machinery – Diversified — 0.5%
BWX Technologies, Inc.	2,800	100,156

Manufacturing — 3.0%
3M Co.	1,900	332,728
Illinois Tool Works, Inc.	2,500	260,400

		593,128

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	900	79,299

Packaging & Containers — 1.1%
Packaging Corporation of America	3,400	227,562

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	1,000	168,030

Transportation — 0.6%
Expeditors International of Washington, Inc.	1,900	93,176
Union Pacific Corp.	200	17,450

		110,626

		3,152,909

Technology — 11.5%
Computers — 3.4%
Amdocs Ltd.	700	40,404
Apple, Inc.	1,210	115,676
Cadence Design Systems, Inc. (a)	11,300	274,590
NetApp, Inc.	10,300	253,277

		683,947

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	1,400	111,552

Semiconductors — 5.2%
Applied Materials, Inc.	13,600	325,992
ASML Holding NV	810	80,360

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Ltd.	500	$77,700
Lam Research Corp.	2,900	243,774
NVIDIA Corp.	2,700	126,927
NXP Semiconductor NV (a)	590	46,221
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,200	31,476
Texas Instruments, Inc.	1,900	119,035

		1,051,485

Software — 2.3%
Electronic Arts, Inc. (a)	4,700	356,072
Microsoft Corp.	900	46,053
Nuance Communications, Inc. (a)	4,500	70,335

		472,460

		2,319,444

Utilities — 2.4%
Electric — 1.4%
Entergy Corp.	2,800	227,780
The Southern Co.	900	48,267

		276,047

Gas — 1.0%
NiSource, Inc.	8,000	212,160

		488,207

TOTAL COMMON STOCK (Cost $18,922,745)		19,846,434

TOTAL EQUITIES (Cost $18,922,745)		19,846,434

TOTAL LONG-TERM INVESTMENTS (Cost $18,922,745)		19,846,434

	Principal Amount

SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$285,382	285,382

TOTAL SHORT-TERM INVESTMENTS (Cost $285,382)		285,382

TOTAL INVESTMENTS — 100.2% (Cost $19,208,127) (c)		20,131,816

Other Assets/(Liabilities) — (0.2)%		(42,721)

NET ASSETS — 100.0%		$20,089,095

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $285,382. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/15/18, and an aggregate market value, including accrued interest, of $291,390.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.6%

BANK LOANS — 3.9%
Oil & Gas — 2.9%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$3,139,220	$1,852,139
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	1,687,384	890,095
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	2,013,087	553,599
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 9/28/18	1,274,554	1,049,379

		4,345,212

Pharmaceuticals — 1.0%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	1,468,985	1,395,536

TOTAL BANK LOANS (Cost $7,243,133)		5,740,748

CORPORATE DEBT — 93.7%
Agriculture — 1.2%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,204,000	1,851,359

Apparel — 1.4%
Hanesbrands, Inc. (a) 4.625% 5/15/24	266,000	266,665
Hanesbrands, Inc. (a) 4.875% 5/15/26	1,026,000	1,029,694
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	730,000

		2,026,359

Auto Manufacturers — 1.9%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	2,808,000	2,843,100

Automotive & Parts — 3.3%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,430,979
Deck Chassis Acquisition, Inc. (a) 10.000% 6/15/23	1,363,000	1,410,705
International Automotive Components Group SA (a) 9.125% 6/01/18	2,100,000	2,100,000

		4,941,684

	Principal Amount	Value
Banks — 0.9%
Ally Financial, Inc. 8.000% 11/01/31	$1,230,000	$1,423,725

Building Materials — 1.9%
Griffon Corp. (a) 5.250% 3/01/22	1,400,000	1,382,500
Headwaters, Inc. 7.250% 1/15/19	1,500,000	1,530,000

		2,912,500

Chemicals — 2.5%
CVR Partners LP/CVR Nitrogen Finance Corp. (a) 9.250% 6/15/23	750,000	763,125
Omnova Solutions, Inc. STEP 7.875% 11/01/18	1,001,000	1,001,000
Platform Specialty Products Corp. (a) 6.500% 2/01/22	423,000	370,125
Platform Specialty Products Corp. (a) 10.375% 5/01/21	1,059,000	1,066,942
TPC Group, Inc. (a) 8.750% 12/15/20	616,000	482,020

		3,683,212

Commercial Services — 5.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a) 6.375% 4/01/24	690,000	683,100
Multi-Color Corp. (a) 6.125% 12/01/22	696,000	711,660
Mustang Merger Corp. (a) 8.500% 8/15/21	4,355,000	4,550,975
Prime Security Services Borrower LLC/Prime Finance, Inc. (a) 9.250% 5/15/23	1,121,000	1,188,260
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	1,385,000	1,371,150

		8,505,145

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 5.875% 6/15/21	219,000	223,330
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 7.125% 6/15/24	569,000	594,276
Western Digital Corp. (a) 10.500% 4/01/24	1,112,000	1,189,840

		2,007,446

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	$790,000	$819,032
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	569,000	582,702
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,413,945
National Financial Partners Corp. (a) 9.000% 7/15/21	657,000	633,184

		3,448,863

Engineering & Construction — 0.7%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	1,090,000	1,079,100

Entertainment — 0.5%
WMG Acquisition Corp. (a) 6.750% 4/15/22	700,000	705,250

Foods — 0.9%
Post Holdings, Inc. (a) 7.750% 3/15/24	741,000	814,173
Post Holdings, Inc. (a) 8.000% 7/15/25	485,000	537,744

		1,351,917

Forest Products & Paper — 2.3%
Appvion, Inc. (a) 9.000% 6/01/20	2,157,000	1,218,705
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	2,273,380

		3,492,085

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	646,000	623,390

Hand & Machine Tools — 0.3%
Apex Tool Group LLC (a) 7.000% 2/01/21	524,000	451,950

Health Care – Products — 1.9%
Alere, Inc. (a) 6.375% 7/01/23	1,157,000	1,206,172
Alere, Inc. 6.500% 6/15/20	1,485,000	1,477,575
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	180,000	160,582

		2,844,329

Health Care – Services — 2.8%
HCA, Inc. 5.375% 2/01/25	645,000	661,125

	Principal Amount	Value
HCA, Inc. 5.875% 2/15/26	$1,138,000	$1,180,675
Kindred Healthcare, Inc. 8.750% 1/15/23	1,119,000	1,104,319
RegionalCare Hospital Partners Holdings, Inc. (a) 8.250% 5/01/23	176,000	180,400
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,065,792

		4,192,311

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,025,000	978,875

Home Builders — 3.7%
Brookfield Residential Properties, Inc. (a) 6.375% 5/15/25	491,000	448,038
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,251,863
Lennar Corp. 4.500% 11/15/19	657,000	684,364
Lennar Corp. 4.750% 5/30/25	1,101,000	1,067,970
William Lyon Homes, Inc. 7.000% 8/15/22	684,000	677,160
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,388,152

		5,517,547

Insurance — 1.6%
CNO Financial Group, Inc. 4.500% 5/30/20	187,000	193,545
CNO Financial Group, Inc. 5.250% 5/30/25	1,199,000	1,234,970
Onex York Acquisition Corp. (a) 8.500% 10/01/22	1,212,000	893,850

		2,322,365

Iron & Steel — 1.3%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (a) 6.500% 5/15/21	971,000	1,005,373
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (a) 6.375% 5/01/22	750,000	717,188
United States Steel Corp. (a) 8.375% 7/01/21	188,000	197,400

		1,919,961

Leisure Time — 3.1%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	501,188
Brunswick Corp. 7.375% 9/01/23	285,000	312,360

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brunswick Corp. 7.125% 8/01/27	$2,245,000	$2,414,497
Carlson Wagonlit BV (a) 6.875% 6/15/19	1,409,000	1,460,076

		4,688,121

Lodging — 0.7%
Interval Acquisition Corp. 5.625% 4/15/23	1,063,000	1,065,658

Machinery – Diversified — 0.4%
Manitowoc Foodservice, Inc. (a) 9.500% 2/15/24	508,000	567,690

Manufacturing — 4.2%
Amsted Industries, Inc. (a) 5.375% 9/15/24	850,000	833,000
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	825,000	726,000
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,277,355
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	2,990,000	3,109,600
LSB Industries, Inc. 7.750% 8/01/19	289,000	287,916

		6,233,871

Media — 10.1%
Altice Financing SA (a) 7.500% 5/15/26	741,000	726,180
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	1,500,000	1,556,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	881,911
DISH DBS Corp. (a) 7.750% 7/01/26	987,000	1,016,610
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,055,000
Gray Television, Inc. 7.500% 10/01/20	1,348,000	1,405,290
MHGE Parent LLC/MHGE Parent Finance, Inc. (a) 8.500% 8/01/19	1,500,000	1,515,000
Midcontinent Communications & Midcontinent Finance Corp. (a) 6.875% 8/15/23	864,000	885,600
Numericable-SFR SAS (a) 6.000% 5/15/22	475,000	461,938
Numericable-SFR SAS (a) 6.250% 5/15/24	260,000	248,625
Numericable-SFR SAS (a) 7.375% 5/01/26	895,000	884,931

	Principal Amount	Value
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	$1,584,000	$1,623,600
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	1,457,000	1,450,626
Sirius XM Radio, Inc. (a) 5.375% 7/15/26	1,400,000	1,389,500

		15,101,061

Metal Fabricate & Hardware — 0.1%
Zekelman Industries, Inc. (a) 9.875% 6/15/23	144,000	145,440

Mining — 2.6%
Constellium NV (a) 7.875% 4/01/21	688,000	709,500
Freeport-McMoRan, Inc. 3.550% 3/01/22	1,478,000	1,300,640
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,216,982
Teck Resources Ltd. (a) 8.000% 6/01/21	274,000	282,220
Teck Resources Ltd. (a) 8.500% 6/01/24	342,000	354,825

		3,864,167

Oil & Gas — 7.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.750% 4/15/23	1,500,000	1,031,250
Citgo Holding, Inc. (a) 10.750% 2/15/20	1,327,000	1,333,635
Continental Resources, Inc. 5.000% 9/15/22	601,000	587,478
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	2,104,000	1,488,580
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	750,000	699,300
Kosmos Energy Ltd. (a) 7.875% 8/01/21	1,823,000	1,759,195
Newfield Exploration Co. 5.375% 1/01/26	473,000	459,993
PBF Holding Co. LLC/PBF Finance Corp. (a) 7.000% 11/15/23	77,000	74,401
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	641,000	551,260
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	614,400

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp. (a) 5.500% 8/01/20	$454,000	$448,325
Sunoco LP/Sunoco Finance Corp. (a) 6.250% 4/15/21	853,000	850,867
Tullow Oil PLC (a) 6.250% 4/15/22	1,045,000	836,000

		10,734,684

Oil & Gas Services — 0.4%
SESI LLC 7.125% 12/15/21	598,000	575,575

Packaging & Containers — 1.6%
Coveris Holdings SA (a) 7.875% 11/01/19	2,217,000	2,153,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 7.000% 7/15/24	225,000	231,638

		2,384,899

Pharmaceuticals — 1.9%
Capsugel SA (a) 7.000% 5/15/19	317,000	317,792
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	3,070,000	2,463,675

		2,781,467

Pipelines — 2.3%
Energy Transfer Equity LP 5.500% 6/01/27	700,000	658,000
Energy Transfer Equity LP 5.875% 1/15/24	939,000	913,177
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,094,885
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	261,900
Sabine Pass Liquefaction LLC (a) 5.875% 6/30/26	462,000	463,733

		3,391,695

Real Estate Investment Trusts (REITS) — 0.5%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	783,083

Retail — 3.0%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	749,000	807,048
Dollar Tree, Inc. (a) 5.750% 3/01/23	2,375,000	2,523,437
Family Tree Escrow LLC (a) 5.250% 3/01/20	455,000	468,650

	Principal Amount	Value
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	$129,000	$129,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 5.000% 6/01/24	194,000	197,395
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 5.250% 6/01/26	328,000	336,200

		4,461,730

Savings & Loans — 1.2%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	1,935,000	1,818,900

Semiconductors — 0.5%
NXP BV/NXP Funding LLC (a) 4.625% 6/01/23	746,000	759,055

Software — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc. (a) 7.125% 5/01/21	1,767,000	1,563,795

Telecommunications — 8.4%
Altice Financing SA (a) 6.500% 1/15/22	875,000	883,750
Altice Finco SA (a) 8.125% 1/15/24	615,000	595,013
Altice SA (a) 7.750% 5/15/22	1,210,000	1,222,100
CPI International, Inc. STEP 8.750% 2/15/18	1,729,000	1,716,032
Digicel Ltd. (a) 6.000% 4/15/21	1,025,000	878,630
GCI, Inc. 6.875% 4/15/25	1,550,000	1,568,414
Level 3 Financing, Inc. (a) 5.250% 3/15/26	552,000	540,960
Sprint Corp. 7.250% 9/15/21	745,000	635,112
Sprint Corp. 7.875% 9/15/23	918,000	750,465
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	468,855
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	716,345
West Corp. (a) 5.375% 7/15/22	1,270,000	1,181,100
Wind Acquisition Finance SA (a) 7.375% 4/23/21	1,412,000	1,344,930

		12,501,706

Transportation — 5.0%
Hornbeck Offshore Services, Inc. 5.000% 3/01/21	1,250,000	740,625

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OPE KAG Finance Sub, Inc. (a) 7.875% 7/31/23	$3,200,000	$3,152,000
Topaz Marine SA (a) 8.625% 11/01/18	1,509,000	1,421,569
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	1,531,000	1,515,690
XPO Logistics, Inc. (a) 6.500% 6/15/22	750,000	715,312

		7,545,196

TOTAL CORPORATE DEBT (Cost $141,612,968)		140,090,266

TOTAL BONDS & NOTES (Cost $148,856,101)		145,831,014

TOTAL LONG-TERM INVESTMENTS (Cost $148,856,101)		145,831,014

SHORT-TERM INVESTMENTS — 1.4%
Time Deposit — 1.4%
Euro Time Deposit 0.010% 7/01/16	2,147,312	2,147,312

TOTAL SHORT-TERM INVESTMENTS (Cost $2,147,312)		2,147,312

TOTAL INVESTMENTS — 99.0% (Cost $151,003,413) (b)		147,978,326

Other Assets/(Liabilities) — 1.0%		1,554,576

NET ASSETS — 100.0%		$149,532,902

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $89,009,620 or 59.53% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.4%
Luxembourg	8.5%
Canada	3.2%
Netherlands	2.4%
Bermuda	1.8%
France	1.1%
Ireland	0.9%
Australia	0.7%
United Kingdom	0.6%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 145.3%

CORPORATE DEBT — 5.1%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.688% 1/15/19	$1,720,000	$1,750,311
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.231% 3/03/17	1,400,000	1,401,028

		3,151,339

Banks — 0.2%
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.063% 4/24/17	935,000	934,142

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,100,000	1,126,851
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.559% 10/05/18	1,700,000	1,723,433

		2,850,284

Diversified Financial — 1.2%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.305% 6/04/17	1,875,000	1,876,419
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.453% 12/15/17	1,750,000	1,748,145
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,709,263

		5,333,827

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.202% 2/09/18	1,130,000	1,125,417

Pharmaceuticals — 0.8%
Actavis Funding SCS 3 mo. USD LIBOR + .875%, FRN 1.548% 9/01/16	1,750,000	1,751,748
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.736% 3/12/18	1,750,000	1,756,696

		3,508,444

	Principal Amount	Value
Telecommunications — 1.2%
Verizon Communications, Inc. 3 mo. USD LIBOR + 1.530%, FRN 2.183% 9/15/16	$5,000,000	$5,012,835

TOTAL CORPORATE DEBT (Cost $17,376,466)		21,916,288

MUNICIPAL OBLIGATIONS — 0.1%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.838% 4/25/24	360,641	360,399
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	244,336	241,980

		602,379

TOTAL MUNICIPAL OBLIGATIONS (Cost $598,665)		602,379

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.6%
Auto Floor Plan ABS — 1.0%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.012% 1/15/21	1,200,000	1,196,061
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A, FRN (a) 1.203% 10/25/19	2,700,000	2,703,408
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	330,000	330,000

		4,229,469

Automobile ABS — 17.0%
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	70,007	69,989
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	440,563	439,429
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,402,677	1,399,952

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	$462,612	$462,753
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	392,070	392,209
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.767% 4/09/18	25,797	25,797
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B, 1 mo. USD LIBOR + .400%, FRN 0.847% 4/09/18	187,823	187,793
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	1,471,774	1,470,954
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	605,237
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	189,087	189,248
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	393,219	395,143
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	2,197,918	2,205,767
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	176,259	174,057
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	54,882	54,770
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	427,282	425,969
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.442% 6/15/28	1,960,000	1,959,804
Chesapeake Funding LLC, Series 2012-2A, Class A, 1 mo. LIBOR + .450%, FRN (a) 0.915% 5/07/24	6,553	6,553
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.415% 2/07/27	350,000	349,750
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	242,626	241,395
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	74,761	74,565

	Principal Amount	Value
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	$291,905	$291,706
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	302,152	298,917
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	128,900	128,116
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,157,416	1,157,590
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	331,314	331,076
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	137,734	137,416
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	68,125	68,090
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	687,283	686,983
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	502,799	502,318
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	137,338	136,927
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	331,507	328,276
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	278,209	278,005
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	594,719	596,201
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	629,800
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	31,560	31,564
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	841,668
Drive Auto Receivables Trust, Series 2016-BA, Class A1 (a) 0.750% 5/15/17	2,002,815	2,003,016

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	$230,948	$230,948
Drive Auto Receivables Trust, Series 2015-DA, Class A2B, 1 mo. USD LIBOR + .870%, FRN (a) 1.312% 6/15/18	410,715	410,765
Drive Auto Receivables Trust, Series 2016-BA, Class A2 (a) 1.380% 8/15/18	2,600,000	2,600,252
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	112,875	112,880
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	800,000	801,103
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	2,900,000	2,911,026
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	360,000	361,126
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	146,707	146,694
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	1,212,782	1,213,061
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	320,364	320,642
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	1,069,969	1,070,044
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	650,000	649,797
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	2,041,800	2,043,780
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	2,150,000	2,163,224
Enterprise Fleet Financing LLC, Series 2016-1, Class A1 (a) 0.800% 2/20/17	1,628,802	1,625,883
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	216,844	216,437
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,020,000	1,019,748

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	$39,620	$39,598
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	90,197	89,979
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	294,444	293,449
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	254,767	254,598
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	952,877	950,273
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	359,517	359,983
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	278,241	278,117
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	439,835	439,477
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	59,274	59,263
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	1,044,061	1,046,047
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,352,713	1,357,949
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	150,474	150,045
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	214,163	213,675
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	505,706	502,354
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	111,696	111,705
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	1,053,840	1,051,138
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,039,590	1,038,263

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	$956,420	$964,161
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	690,000	697,006
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	735,518	735,284
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	238,004	237,843
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.545% 4/10/30	1,470,000	1,470,000
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.142% 4/15/21	960,000	962,044
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	743,797
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	252,028	251,812
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	18,953	18,949
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	620,000	619,449
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	424,608	424,614
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	2,917	2,917
Santander Drive Auto Receivables Trust, Series 2016-2, Class A1 0.750% 5/15/17	2,589,462	2,589,924
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	211,953	211,958
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B, 1 mo. USD LIBOR + .450%, FRN 0.892% 7/16/18	164,282	164,256
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.142% 12/17/18	1,101,908	1,101,684

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.222% 7/15/19	$2,900,000	$2,899,999
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	509,984	510,509
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	69,404	68,883
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	650,000	653,639
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,200,000	1,212,582
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	38,663	38,686
Tidewater Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.900% 2/15/17	499,326	499,339
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	1,470,000	1,470,354
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	437,044	437,000
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	533,003	533,015
Westlake Automobile Receivables Trust, Series 2016-2A, Class A1 (a) 0.850% 6/15/17	2,800,000	2,799,912
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	9,153	9,152
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	283,936	283,801
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	413,580	413,030
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.484% 1/15/19	3,900,000	3,906,691
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	790,000	790,930

		73,435,346

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	$575,784	$587,392
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.243% 3/15/29	1,185,000	1,165,003
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	109,854	109,222
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	13,478	13,630
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	539,861	539,753
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.184% 4/17/45	671,924	671,790
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	464,687
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	368,333	367,872
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $538,987) (a) (b) 2.750% 12/20/31	8,093	8,092
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	26,450	26,446

		3,953,887

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	10,700,000	10,718,774

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	104,581	104,380
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.188% 8/25/35	303,955	302,196

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	$83,564	$82,060
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	177,119	176,113
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	64,625	64,583
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	348,728	344,614
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.903% 8/25/35	21,183	21,185
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	50,581	50,503

		1,145,634

Other ABS — 13.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/41	1,034,128	998,897
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 6/15/41	2,554,810	2,465,631
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 12/15/41	608,593	589,443
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/42	920,555	877,792
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 9/15/41	296,166	282,572
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,777,557	1,728,674
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.634% 10/20/27	750,000	749,711

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.192% 12/15/42	$1,288,414	$1,248,328
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A1 (a) 1.000% 11/10/16	139,311	139,310
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	295,006	294,996
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	2,260,000	2,263,003
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	76,642	76,645
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	71,662	71,215
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	904,146	902,722
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,690,640	1,684,942
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,854,916	1,845,642
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	10,559	10,559
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	124,738	124,752
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	103,264	102,997
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	397,552	397,080
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	177,640	177,676
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	66,512	66,921
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	967,750	984,828
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.348% 12/22/17	1,700,000	1,702,511

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	$616,384	$613,135
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	1,065,223	1,061,119
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	188,039	189,905
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	395,789	403,382
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,038,620	1,096,387
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	483,333	478,450
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.478% 7/15/23	558,048	562,145
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1, 3 mo. USD LIBOR + .250%, FRN (a) 0.881% 4/12/20	165,400	165,379
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	424,216	425,822
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	520,199	524,151
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	558,342	554,067
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	794,467	793,626
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	291,209	287,665
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + .230%, FRN (a) 0.856% 8/18/22	1,718,893	1,701,114
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	920,000	919,384
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	840,000	843,536
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	264,512	263,820

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 7/22/14, Cost $328,557) (a) (b) 4.229% 1/25/43	$281,378	$261,856
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.867% 5/01/22	279,529	277,957
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	3,793,845	3,793,873
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	844,626	847,630
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 4/25/35	471,812	470,217
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	121,281	121,190
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	932,187	934,099
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	1,693	1,693
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	854,684	855,562
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	600,000	600,177
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	500,000	502,085
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	700,000	700,812
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	320,000	320,021
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	258,741	259,729
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	240,000	240,487
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	499,693

	Principal Amount	Value
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.042% 2/15/19	$1,900,000	$1,896,559
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.042% 10/15/19	1,100,000	1,093,488
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.696% 2/25/37	268,324	265,022
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	591,873	592,153
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	492,487	493,872
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	604,006	604,969
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	516,121	518,804
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	136,298	136,647
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	156,943	156,965
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	253,956	254,576
Sofi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,530,000	1,538,128
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,089,186	1,087,825
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	2,550,000	2,553,895
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	420,000	421,838
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	958,810	951,367
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	326,454	327,849
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	850,000	866,557

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$594,204	$586,364
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.145% 12/10/18	1,870,000	1,862,505
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.942% 7/15/41	453,898	460,788
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	432,284	444,574
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	405,829	399,637
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	540,642	543,107
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	859,297	860,999
WG Horizons CLO I, Series 2006-1A, Class A1, 3 mo. USD LIBOR + .260%, FRN (a) 0.927% 5/24/19	11,249	11,237

		60,286,740

Student Loans ABS — 12.3%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.253% 12/26/44	2,899,676	2,823,730
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 0.772% 8/25/23	408,031	406,169
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 0.834% 11/22/24	361,582	358,273
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.898% 4/25/29	189,099	188,229
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.510% 7/01/38	227,712	204,960
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. USD LIBOR + .120%, FRN 0.445% 6/25/26	450,000	425,128

	Principal Amount	Value
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10, 3 mo. LIBOR + .120%, FRN 0.760% 12/26/19	$79,015	$78,902
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 0.773% 3/15/26	1,402,697	1,387,722
College Loan Corp. Trust I, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.788% 4/25/27	3,075,000	3,056,242
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.118% 1/15/37	742,426	637,552
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 0.834% 9/28/26	277,109	276,297
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.153% 1/25/40	1,399,396	1,364,964
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	301,536	302,962
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	428,363	427,137
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	463,895	463,241
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	950,000	956,466
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.486% 2/26/35	1,350,000	1,349,981
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	1,300,000	1,292,877
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.934% 6/15/43	800,000	781,790
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	400,000	388,678

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	$100,000	$84,578
Educational Services of America, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.246% 10/25/56	811,546	790,413
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 12/25/58	1,000,000	917,053
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.732% 5/25/23	60,819	60,580
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.362% 8/25/48	612,285	594,323
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.207% 12/01/31	611,958	595,013
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	668,947	664,666
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 0.950% 9/27/35	1,612,354	1,589,684
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 0.982% 5/25/29	823,714	794,795
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. USD LIBOR + .130%, FRN 0.583% 11/27/28	83,919	83,793
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	252,031	250,948
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	343,137	339,092
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. USD LIBOR + .480%, FRN (a) 0.922% 5/16/22	182,452	182,319

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 0.942% 12/15/21	$579,977	$579,427
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 5/15/23	236,656	236,430
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.457% 6/25/65	750,000	749,994
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.642% 12/15/28	900,000	889,938
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 0.890% 6/25/41	534,628	435,711
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.253% 4/25/46	151,973	151,456
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.939% 6/25/41	375,000	326,882
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. USD LIBOR + 1.650%, FRN 2.312% 11/25/24	1,500,000	1,504,545
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 1.944% 4/25/44	600,000	576,064
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.946% 7/25/42	850,000	818,367
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	3,982,186	3,955,485
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 2.942% 1/15/43	440,000	443,774
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. USD LIBOR + .060%, FRN 0.698% 7/25/22	530,000	490,068

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-3, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.738% 1/25/21	$500,000	$481,350
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	500,000	489,064
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.748% 1/26/43	600,000	514,238
SLM Student Loan Trust, Series 2005-5, Class A4, FRN 0.778% 10/25/28	700,000	659,365
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 0.858% 1/25/41	570,658	470,641
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 0.933% 9/15/22	461,588	460,154
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.938% 7/25/25	400,000	376,444
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.948% 1/25/40	583,358	496,927
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 1.008% 1/25/40	553,247	438,412
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 7/15/22	647,873	647,348
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.108% 10/25/64	440,367	385,947
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. USD LIBOR + .750%, FRN (a) 1.192% 10/16/23	81,703	81,685
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.303% 12/15/38	655,380	585,839
SLM Student Loan Trust, Series 2012-C, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.542% 8/15/23	17,237	17,235

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 1.838% 7/27/26	$653,597	$656,800
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.842% 8/15/25	90,699	90,959
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.338% 7/25/23	441,159	441,293
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.744% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.947% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.952% 3/15/28	490,000	490,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 0.942% 9/15/21	513,404	512,948
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.136% 5/15/23	1,600,000	1,599,994
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.639% 3/25/33	441,276	431,884
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	2,700,000	2,697,853
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.703% 8/25/32	1,000,955	1,000,955
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. USD LIBOR + 1.600%, FRN (a) 2.039% 6/25/25	547,464	547,463

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.203% 8/25/36	$1,228,265	$1,237,394

		53,088,890

WL Collateral CMO — 0.7%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.603% 5/25/25	532,593	532,742
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	1,591,368	1,594,082
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.153% 3/25/45	378,417	369,235
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 10/25/27	455,610	455,448

		2,951,507

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	56,860	56,808

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $210,121,365)		209,867,055

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp., Pool #1Q0239, 1 year CMT + 2.254%, FRN 2.757% 3/01/37	1,091,170	1,158,522
Government National Mortgage Association II, Pool #82462, 1 year CMT + 1.500%, FRN 2.000% 1/20/40	229,081	235,456

		1,393,978

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,355,154)		1,393,978

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 91.2%
U.S. Treasury Bonds & Notes — 91.2%
U.S. Treasury Inflation Index (c) 0.125% 4/15/19	$21,230,239	$21,678,898
U.S. Treasury Inflation Index (c) 0.125% 4/15/20	21,094,435	21,578,404
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	17,714,314	18,053,845
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	17,804,221	18,205,279
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	17,307,880	17,537,296
U.S. Treasury Inflation Index (c) 0.125% 7/15/24	16,845,150	17,014,478
U.S. Treasury Inflation Index (c) 0.250% 1/15/25	17,099,225	17,359,714
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	17,207,883	17,792,005
U.S. Treasury Inflation Index (c) 0.375% 7/15/25	15,888,128	16,359,814
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	16,000,605	16,839,597
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	17,167,896	17,973,310
U.S. Treasury Inflation Index (c) 0.625% 1/15/26	18,927,464	19,931,263
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	6,232,595	6,066,309
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	8,421,879	8,438,436
U.S. Treasury Inflation Index (c) 0.750% 2/15/45	9,498,572	9,539,016
U.S. Treasury Inflation Index (c) 1.000% 2/15/46	2,725,974	2,942,915
U.S. Treasury Inflation Index (c) (d) 1.125% 1/15/21	14,457,128	15,462,722
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	13,196,068	14,179,927
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	2,218,720	2,326,969
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	8,230,574	8,787,743
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	9,171,331	10,602,086
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	6,851,400	8,009,807
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	6,856,787	7,418,899
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	8,207,936	9,655,971
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	6,072,499	6,514,492

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	$3,652,440	$4,774,948
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	4,730,049	6,239,663
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,529,864	13,766,624
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	7,354,688	9,022,996
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,484,760	8,216,393
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,695,480	3,947,474
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	5,916,240	8,185,367
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	6,519,251	9,389,756

		393,812,416

TOTAL U.S. TREASURY OBLIGATIONS (Cost $382,338,052)		393,812,416

TOTAL BONDS & NOTES (Cost $611,789,702)		627,592,116

TOTAL LONG-TERM INVESTMENTS (Cost $611,789,702)		627,592,116

SHORT-TERM INVESTMENTS — 34.8%
Commercial Paper — 34.5%
Agrium, Inc. 1.016% 8/22/16	7,000,000	6,991,797
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	7,000,000	6,999,027
BAT International Finance (a) 0.950% 9/08/16	7,000,000	6,988,567
CenterPoint Energy, Inc. (a) 0.900% 7/12/16	7,000,000	6,998,292
Deutsche Telekom AG (a) 0.970% 8/15/16	7,000,000	6,993,005
Enbridge, Inc. (a) 1.120% 7/20/16	7,000,000	6,997,091
ERAC USA Finance LLC (a) 1.050% 9/13/16	7,000,000	6,987,531
FMC Technologies, Inc. (a) 1.015% 8/02/16	4,400,000	4,396,919
Fortive Corp. (a) 1.119% 10/26/16	7,000,000	6,977,629
Hyundai Capital America (a) 1.250% 8/19/16	7,000,000	6,992,319

	Principal Amount	Value
Monsanto Co. (a) 1.180% 8/05/16	$7,000,000	$6,994,624
National Grid USA (a) 0.880% 7/18/16	7,000,000	6,997,392
NBCUniversal Enterprise, Inc. (a) 1.100% 10/12/16	7,000,000	6,981,052
ONEOK Partners LP (a) 1.167% 7/12/16	7,000,000	6,998,292
Schlumberger Holding Corp. (a) 1.017% 7/13/16	7,000,000	6,998,076
Schlumberger Holding Corp. (a) 1.017% 7/21/16	4,500,000	4,497,769
Sempra Energy Holdings (a) 1.050% 7/06/16	7,000,000	6,999,162
Telus Corp. (a) 0.920% 8/15/16	3,500,000	3,496,503
Telus Corp. (a) 1.017% 9/26/16	3,500,000	3,492,351
Thomson Reuters Corp. (a) 1.110% 9/06/16	7,000,000	6,990,295
TransCanada American (a) 1.120% 7/12/16	7,000,000	6,998,292
Whirlpool Corp. 1.016% 9/29/16	7,000,000	6,984,022
WPP CP LLC (a) 1.050% 7/27/16	7,000,000	6,996,026

		148,746,033

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	1,460,217	1,460,217

Time Deposit — 0.0%
Euro Time Deposit, 0.010% 7/01/16	18	18

TOTAL SHORT-TERM INVESTMENTS (Cost $150,171,823)		150,206,268

TOTAL INVESTMENTS — 180.1% (Cost $761,961,525) (f)		777,798,384

Other Assets/(Liabilities) — (80.1)%		(345,921,551)

NET ASSETS — 100.0%		$431,876,833

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury Index

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $290,214,208 or 67.20% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $269,948 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	Maturity value of $1,460,217. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 1.625%, maturity dates ranging from 4/30/19 –11/30/19, and an aggregate market value, including accrued interest, of $1,492,574.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.6%

CORPORATE DEBT — 41.9%
Aerospace & Defense — 1.1%
Harris Corp. 2.700% 4/27/20	$874,000	$885,879
L-3 Communications Corp. 5.200% 10/15/19	885,000	963,545

		1,849,424

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	830,000	842,899
Bunge Ltd. Finance Corp. 3.500% 11/24/20	10,000	10,482
Imperial Brands Finance PLC (a) 2.950% 7/21/20	887,000	913,417

		1,766,798

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	34,583	34,929
WestJet Airlines Ltd. (a) 3.500% 6/16/21	525,000	529,187

		564,116

Auto Manufacturers — 1.8%
American Honda Finance Corp. 1.700% 2/22/19	535,000	544,252
Ford Motor Credit Co. LLC 2.240% 6/15/18	1,000,000	1,010,082
General Motors Co. 3.500% 10/02/18	205,000	211,063
General Motors Financial Co., Inc. 2.400% 5/09/19	110,000	110,306
General Motors Financial Co., Inc. 3.100% 1/15/19	320,000	326,899
General Motors Financial Co., Inc. 3.200% 7/13/20	25,000	25,327
Hyundai Capital America (a) 2.000% 7/01/19	65,000	65,401
Hyundai Capital America (a) 2.550% 2/06/19	170,000	172,806
Hyundai Capital America (a) 3.000% 10/30/20	600,000	620,617

		3,086,753

Automotive & Parts — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	850,000	877,625
Lear Corp. 4.750% 1/15/23	850,000	873,375

		1,751,000

	Principal Amount	Value
Banks — 3.3%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	$890,000	$905,520
CIT Group, Inc. 4.250% 8/15/17	760,000	774,060
Credit Agricole SA (a) 2.750% 6/10/20	460,000	474,554
First Horizon National Corp. 3.500% 12/15/20	980,000	988,974
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	268,920
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	910,000	934,790
Regions Financial Corp. 3.200% 2/08/21	965,000	993,273
Regions Financial Corp. 7.500% 5/15/18	130,000	142,570
SVB Financial Group 5.375% 9/15/20	75,000	83,722

		5,566,383

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	560,000	580,728
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	700,000	713,465
Molson Coors Brewing Co. (b) 2.100% 7/15/21	185,000	185,562

		1,479,755

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	70,000	71,167
Celgene Corp. 2.875% 8/15/20	805,000	832,475

		903,642

Building Materials — 0.7%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.731% 6/30/17	205,000	204,354
Masco Corp. 3.500% 4/01/21	310,000	316,293
Masco Corp. 7.125% 3/15/20	500,000	575,750

		1,096,397

Chemicals — 1.6%
Airgas, Inc. 3.050% 8/01/20	915,000	952,362
Ecolab, Inc. 2.000% 1/14/19	460,000	466,001
LyondellBasell Industries NV 5.000% 4/15/19	760,000	822,612

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.125% 10/15/19	$328,000	$364,981
RPM International, Inc. 6.500% 2/15/18	85,000	90,935

		2,696,891

Commercial Services — 1.0%
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	525,000
S&P Global, Inc. 3.300% 8/14/20	635,000	664,364
The Western Union Co. 5.930% 10/01/16	545,000	550,330

		1,739,694

Computers — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	370,000	379,032
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	205,000	211,000

		590,032

Diversified Financial — 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	710,000	726,508
Air Lease Corp. 3.375% 1/15/19	365,000	372,300
Air Lease Corp. STEP 5.625% 4/01/17	465,000	474,881
Ally Financial, Inc. 3.600% 5/21/18	440,000	441,100
Ally Financial, Inc. 4.750% 9/10/18	650,000	663,000
BGC Partners, Inc. (a) 5.125% 5/27/21	525,000	534,515
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	191,756
The Goldman Sachs Group, Inc. 2.875% 2/25/21	590,000	604,878
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	959,107
International Lease Finance Corp. 3.875% 4/15/18	100,000	101,832
Lazard Group LLC 4.250% 11/14/20	465,000	494,950
Lazard Group LLC 6.850% 6/15/17	39,000	40,785
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,242,212

	Principal Amount	Value
Morgan Stanley 2.450% 2/01/19	$1,415,000	$1,441,567

		8,289,391

Electric — 1.6%
Ameren Corp. 2.700% 11/15/20	385,000	396,510
EDP Finance BV (a) 4.125% 1/15/20	750,000	773,700
EDP Finance BV (a) 4.900% 10/01/19	108,000	114,715
Entergy Texas, Inc. 2.550% 6/01/21	75,000	77,453
Entergy Texas, Inc. 7.125% 2/01/19	580,000	656,963
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	329,175
The Southern Co. 1.850% 7/01/19	135,000	136,708
The Southern Co. 2.350% 7/01/21	290,000	295,758

		2,780,982

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	180,000	184,818
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	145,145
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	98,325

		428,288

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	415,000	424,856

Foods — 0.2%
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	211,000
Tyson Foods, Inc. 2.650% 8/15/19	60,000	61,641

		272,641

Forest Products & Paper — 0.6%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,000,000	1,037,500

Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc. 2.451% 11/17/18	630,000	643,697

Health Care – Products — 0.4%
Boston Scientific Corp. 2.850% 5/15/20	255,000	264,165
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	398,000	401,326

		665,491

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 2.1%
Aetna, Inc. 1.900% 6/07/19	$485,000	$491,300
Cigna Corp. 4.000% 2/15/22	276,000	297,286
Cigna Corp. 4.500% 3/15/21	470,000	515,960
HCA, Inc. 3.750% 3/15/19	900,000	931,500
Laboratory Corp. of America Holdings 2.625% 2/01/20	440,000	449,412
UnitedHealth Group, Inc. 1.700% 2/15/19	855,000	864,017

		3,549,475

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	888,000	924,985

Housewares — 0.3%
Newell Brands, Inc. 2.600% 3/29/19	560,000	574,661

Insurance — 2.2%
American International Group, Inc. 3.300% 3/01/21	450,000	464,897
CNA Financial Corp. 5.750% 8/15/21	93,000	107,077
Lincoln National Corp. 6.250% 2/15/20	400,000	449,725
Reinsurance Group of America, Inc. 5.625% 3/15/17	450,000	462,872
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	945,000	968,113
Trinity Acquisition PLC 3.500% 9/15/21	120,000	124,391
Unum Group 3.000% 5/15/21	135,000	138,069
Willis North America, Inc. 6.200% 3/28/17	270,000	278,731
Willis Towers Watson PLC 5.750% 3/15/21	255,000	285,140
XLIT Ltd. 5.750% 10/01/21	375,000	428,888

		3,707,903

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	758,000	838,250

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	465,000	480,966

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$365,000	$368,685

		849,651

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	187,789

Leisure Time — 0.2%
Brunswick Corp. (a) 4.625% 5/15/21	338,000	342,225

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	30,000	30,180
Marriott International, Inc. 2.875% 3/01/21	605,000	625,415

		655,595

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.375% 7/15/19	215,000	210,162
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,000
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	117,013
CNH Industrial Capital LLC 6.250% 11/01/16	190,000	192,375

		619,550

Manufacturing — 0.4%
Tyco Electronics Group SA 6.550% 10/01/17	700,000	744,148

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	605,000	632,494
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	909,876
Viacom, Inc. 6.125% 10/05/17	550,000	579,751

		2,122,121

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	650,000	664,749
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	153,000	152,426

		817,175

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	790,905

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pitney Bowes, Inc. 5.750% 9/15/17	$33,000	$34,616

		825,521

Oil & Gas Services — 0.2%
Cameron International Corp. 1.400% 6/15/17	300,000	300,142

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	850,000	888,777

Pharmaceuticals — 2.3%
AbbVie, Inc. 1.800% 5/14/18	815,000	820,721
Actavis Funding SCS Co. 2.350% 3/12/18	520,000	527,087
Baxalta, Inc. 2.000% 6/22/18	485,000	485,247
Express Scripts Holding Co. 3.300% 2/25/21	895,000	938,510
Mylan NV (a) 2.500% 6/07/19	360,000	364,780
Mylan NV (a) 3.150% 6/15/21	690,000	699,900

		3,836,245

Pipelines — 0.2%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	380,192

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. 3.300% 2/15/21	355,000	370,337
Crown Castle International Corp. 3.400% 2/15/21	422,000	440,540
DDR Corp. 7.500% 7/15/18	925,000	1,020,657
Digital Realty Trust LP 3.400% 10/01/20	320,000	332,605
Duke Realty LP 8.250% 8/15/19	200,000	237,449
HCP, Inc. 6.000% 1/30/17	550,000	564,401
Highwoods Realty LP 5.850% 3/15/17	275,000	282,784
Highwoods Realty LP 7.500% 4/15/18	25,000	27,279
Realty Income Corp. 2.000% 1/31/18	25,000	25,208
Weyerhaeuser Co. 7.375% 10/01/19	135,000	155,176

		3,456,436

Retail — 1.5%
AutoNation, Inc. 3.350% 1/15/21	255,000	261,112

	Principal Amount	Value
CVS Health Corp. 2.125% 6/01/21	$630,000	$637,747
Dollar Tree, Inc. (a) 5.750% 3/01/23	850,000	903,125
The Home Depot, Inc. 2.000% 4/01/21	470,000	482,725
QVC, Inc. 3.125% 4/01/19	240,000	246,381

		2,531,090

Semiconductors — 0.6%
KLA-Tencor Corp. 2.375% 11/01/17	455,000	458,878
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	570,000	578,550

		1,037,428

Transportation — 1.0%
Asciano Finance Ltd. (a) 5.000% 4/07/18	547,000	565,166
Ryder System, Inc. 2.500% 3/01/18	475,000	482,132
Ryder System, Inc. 2.550% 6/01/19	65,000	66,243
Ryder System, Inc. 2.875% 9/01/20	280,000	284,822
TTX Co. (a) 2.250% 2/01/19	300,000	305,080

		1,703,443

Trucking & Leasing — 1.4%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,070,000	1,059,300
GATX Corp. 2.600% 3/30/20	455,000	452,218
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	374,031
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	525,000	534,543

		2,420,092

TOTAL CORPORATE DEBT (Cost $71,567,771)		70,946,625

MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.838% 4/25/24	146,453	146,355

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	$103,164	$102,169

		248,524

TOTAL MUNICIPAL OBLIGATIONS (Cost $247,054)		248,524

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.5%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.942% 10/20/20	200,000	200,000

Automobile ABS — 7.0%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	176,225	175,772
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	323,695	323,066
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	397,846	397,968
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	153,753	153,807
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	212,113
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	200,555
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	200,000	206,998
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	192,759	198,025
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	149,052	148,594
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	97,050	96,558
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	110,275	110,200
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	77,161	77,173
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	38,451	38,362
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	119,084	118,970
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	190,440	188,584

	Principal Amount	Value
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	$250,000	$249,921
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	370,000	370,735
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	250,000	252,305
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	140,000	140,438
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	138,003	138,123
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	428,119	428,534
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	450,000	452,768
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	230,000	230,973
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	450,000	449,889
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	21,508	21,496
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	45,098	44,990
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	126,190	125,764
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	183,245	182,745
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	91,262	91,380
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	100,393	100,392
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	131,253	131,503
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	352,525	353,890
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	107,081	106,838

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	$33,509	$33,511
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	177,836	177,379
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	434,736	438,255
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	280,000	282,843
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	101,841	101,808
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	28,974	28,955
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.142% 4/15/21	370,000	370,788
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	250,050
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	297,519
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	101,781	101,693
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	6,783	6,782
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, FRN (a) 2.142% 7/15/20	250,000	249,778
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	121,317	121,318
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	45,870	45,871
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	180,000	180,047
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	27,761	27,553
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	470,000	474,928

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	$340,000	$340,250
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	203,762
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	516,395
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	174,818	174,800
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	134,231	134,234
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	4,576	4,576
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.484% 1/15/19	820,000	821,407

		11,903,931

Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	251,906	256,984
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.933% 2/10/51	218,388	225,593
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.000% 2/10/51	180,000	186,911
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	342,389	359,769
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	214,363	215,526
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	227,622
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	395,481	402,266
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	290,000	291,531

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	$103,505	$107,545
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	425,000	438,893
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	300,783
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	354,625	365,374
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + ..800%, FRN (a) 1.243% 3/15/29	365,000	358,841
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	64,397	64,027
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	6,575	6,649
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 6.060% 7/10/38	215,945	215,901
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	303,710	305,423
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 6.087% 2/12/51	270,000	281,719
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	489,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	455,490	472,802
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	250,000	259,763
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	201,801
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	400,000	405,011

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	$300,000	$303,464
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	190,000	187,852
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	30,935	30,894
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	122,562	128,788
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	23,420	23,391
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.538% 8/15/39	43,931	44,268
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (c) 2.750% 12/20/31	3,747	3,746
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	440,000	442,811
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	193,400	197,729
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.147% 2/15/51	440,000	453,963
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	7,428	7,427

		8,264,334

Credit Card ABS — 2.6%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	4,460,000	4,467,826

Home Equity ABS — 1.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.723% 8/25/35	50,877	50,780
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.113% 11/25/35	81,663	80,740
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.188% 8/25/35	147,075	146,224

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.633% 4/25/36	$13,044	$13,022
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.933% 12/25/35	271,323	264,346
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.883% 7/25/35	25,458	25,280
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.913% 9/25/34	34,449	33,829
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 2/25/35	102,644	82,875
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.693% 10/25/34	170,573	169,427
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.083% 5/25/36	77,490	77,050
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 5/25/35	35,026	35,003
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.693% 1/25/36	48,928	47,568
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.098% 4/25/35	57,004	56,905
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.623% 8/25/36	29,412	29,387
Home Equity Asset Trust, Series 2005-HF1, Class A1, 1 mo. LIBOR + .520%, FRN 0.973% 2/25/36	23,743	23,566
Home Equity Asset Trust, Series 2005-HF1, Class A2B, 1 mo. LIBOR + .700%, FRN 1.153% 2/25/36	27,637	27,440
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.673% 10/25/35	159,062	158,589

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.278% 6/25/35	$177,593	$175,498
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 7/25/35	74,266	74,672
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.325% 10/25/28	6	6
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.823% 1/25/36	179,852	178,139
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.663% 12/25/35	172,622	171,480
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.713% 9/25/35	57,884	57,824
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.833% 8/25/35	26,163	26,122
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.203% 3/25/35	24,881	24,758
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.883% 11/25/35	90,638	89,862
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (a) 0.726% 1/25/37	3,119	3,119
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.173% 8/25/35	14,281	14,306

		2,137,817

Other ABS — 16.4%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 3/15/41	127,277	122,941
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	337,212	352,909

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.174% 7/20/26	$350,000	$348,555
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 1/20/26	250,000	248,510
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	477,553	464,420
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	298,500	311,559
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.192% 12/15/42	343,161	332,484
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	42,285	42,287
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	40,425	40,172
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	365,136	364,561
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.068% 7/15/26	340,000	338,486
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.108% 1/15/26	765,000	760,489
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.063% 7/18/27	475,000	471,374
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	706,995	704,612
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	250,000	248,391
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.153% 4/17/25	535,000	534,295
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	404,709	402,685
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	79,399	79,377

	Principal Amount	Value
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	$41,306	$41,199
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	169,622	169,421
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	76,131	76,147
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	485,138	483,575
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + ..300%, FRN (a) 0.753% 7/25/36	161,398	160,508
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	404,875	412,020
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	169,818	169,164
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	73,229	73,385
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	188,039	189,905
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	256,916	262,423
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	173,592	176,922
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	22,393	22,393
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	427,850	439,744
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	324,569	342,621
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	181,250	179,419
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.478% 7/15/23	190,553	191,952
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. LIBOR + 5.250%, FRN (a) 5.878% 7/15/24	107,333	109,361

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.078% 7/15/26	$450,000	$447,761
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	350,000	349,959
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	171,706	172,357
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	174,505	169,252
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	81,303	79,824
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	202,300	203,836
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	93,932	98,315
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	226,826	225,090
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	190,672	190,470
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	74,747	73,025
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/27	475,000	471,349
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	201,583	192,127
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	121,337	119,860
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.788% 4/25/25	535,000	527,972
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	340,000	341,431
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	250,000	248,125
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	225,117	224,528
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	193,014	194,519

	Principal Amount	Value
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12, Cost $100,000) (a) (c) 4.229% 1/25/43	$150,325	$139,895
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 6/14/13, Cost $210,000) (a) (c) 4.352% 1/25/43	167,852	158,799
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 1/18/26	260,000	258,190
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.867% 5/01/22	209,647	208,468
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (a) 1.581% 4/15/22	391,558	390,936
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 7/15/26	430,000	428,717
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.933% 4/19/22	1,205,000	1,200,539
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	541,978	541,982
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.134% 7/20/26	430,000	429,266
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.084% 7/20/26	290,000	289,005
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	155,496	156,049
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 4/25/35	263,092	262,203
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	160,248	160,394
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	254,820	256,576
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	60,641	60,595

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	$372,875	$373,640
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	350,640	351,000
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	250,000	250,074
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	300,000	300,348
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	120,000	120,008
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	120,000	120,488
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	65,486	66,239
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	100,000	100,203
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	200,000	199,877
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.696% 2/25/37	155,628	153,713
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.052% 11/08/24	200,000	199,194
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	300,000	304,166
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	275,047	275,177
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	53,402	53,552
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	249,933	250,332
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	466,515	469,788
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	177,187	178,972

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	$34,916	$35,097
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	68,149	68,323
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	27,855	28,022
Sofi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	600,000	603,187
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	526,132	525,475
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	180,000	180,788
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	99,417	96,634
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	37,406	37,566
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.083% 10/17/26	365,000	364,074
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	380,000	387,402
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	163,886	161,724
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.145% 12/10/18	605,000	602,575
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.942% 7/15/41	226,949	230,394
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	64,843	66,686
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	155,348	157,468
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	918,063	920,502
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	194,576	191,607

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	$376,454	$377,199

		27,741,174

Student Loans ABS — 6.1%
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.898% 4/25/29	102,816	102,343
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.153% 7/25/56	374,104	365,720
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.510% 7/01/38	113,856	102,480
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS, FRN 1.968% 7/01/38	200,000	186,753
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.118% 1/15/37	296,971	255,021
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	258,565	244,455
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.153% 1/25/40	401,101	391,232
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	241,229	242,370
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.453% 4/25/40	390,286	389,169
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	188,457	188,192
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	320,000	322,178
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	205,894	205,856
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	175,151	178,090
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	415,568	424,324

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.486% 2/26/35	$550,000	$549,992
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	250,000	248,630
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.934% 6/15/43	200,000	194,339
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.732% 5/25/23	32,113	31,986
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 0.934% 10/28/41	38,765	38,517
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 0.950% 9/27/35	213,884	210,876
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. USD LIBOR + .130%, FRN 0.583% 11/27/28	33,568	33,517
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.603% 10/25/27	105,013	104,562
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.686% 11/27/28	140,374	138,719
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.042% 5/15/23	94,662	94,572
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	340,000	341,768
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.953% 10/25/47	170,000	149,803
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.953% 7/27/50	130,000	111,981
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + ..900%, FRN 1.538% 1/26/26	151,102	150,912

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.798% 7/15/36	$103,284	$102,592
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 0.748% 7/26/21	200,000	195,626
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.748% 1/26/43	120,000	102,847
SLM Student Loan Trust, Series 2005-5, Class A4, FRN 0.778% 10/25/28	280,000	263,746
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 0.858% 3/25/44	158,768	130,279
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.938% 7/25/25	150,000	141,167
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.948% 1/25/40	234,684	199,913
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 1.008% 1/25/40	215,152	170,493
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.053% 2/26/29	200,000	190,487
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.842% 8/15/25	48,838	48,978
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 12/28/43	120,000	106,129
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.948% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.136% 5/15/23	630,000	629,998
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.643% 6/25/33	400,000	399,997
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	380,000	379,698

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.703% 8/25/32	$150,143	$150,143
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. USD LIBOR + 1.600%, FRN (a) 2.039% 6/25/25	207,659	207,659
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.203% 8/25/36	396,824	399,773
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	444,628	442,568

		10,310,450

WL Collateral CMO — 1.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.858% 8/25/34	13,476	12,996
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.603% 5/25/25	193,670	193,724
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.953% 7/25/25	635,694	636,778
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.053% 4/25/28	389,725	390,253
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	3,593	3,403
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	1,443	1,345
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.626% 1/26/34	63,048	62,267
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.093% 8/25/34	2,235	2,113
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.659% 8/25/34	11,704	9,788
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.703% 8/25/36	4,946	4,910

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 2.795% 7/25/33	$803	$775
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.011% 2/25/34	1,409	1,364
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	47	47
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 2.978% 3/25/34	7,737	7,612
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.353% 10/25/27	223,338	223,259
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.903% 7/25/28	241,278	242,110
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.837% 4/25/44	17,255	16,752

		1,809,496

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.703% 11/25/37	29,164	29,137
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.134% 6/25/32	4,920	4,718

		33,855

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,383,592)		66,868,883

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.7%
Agency Collateral CMO — 6.5%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	820,576	853,614
Series 4447, Class PA 3.000% 12/15/44	212,299	224,717
Series 3990, Class VA 3.500% 1/15/25	542,967	583,915
Series 4213, Class VE 3.500% 6/15/26	476,486	515,844

	Principal Amount	Value
Series 4290, Class CA 3.500% 12/15/38	$1,157,077	$1,220,827
Series 4443, Class BA 3.500% 4/15/41	277,405	292,272
Series 4328, Class DA 4.000% 1/15/36	932,691	991,942
Series 4325, Class MA 4.000% 9/15/39	1,108,357	1,176,329
Series 4336, Class MA 4.000% 1/15/40	1,721,107	1,829,083
Series 4323, Class CA 4.000% 3/15/40	606,681	651,586
Series 2178, Class PB 7.000% 8/15/29	14,577	16,806
Federal National Mortgage Association
Series 2015-58, Class JP 2.500% 3/25/37	376,849	388,564
Series 2015-20, Class EV 3.500% 7/25/26	544,052	592,048
Series 2014-14, Class A 3.500% 2/25/37	614,182	642,481
Series 2015-62, Class VA 4.000% 10/25/26	158,654	175,699
Series 2014-48, Class AB 4.000% 10/25/40	526,065	559,768
Government National Mortgage Association, Series 2014-131, Class BW VRN 3.865% 5/20/41	254,571	259,669
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	14,805	16,595

		10,991,759

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	165	165
Pool #G11431 6.000% 2/01/18	320	326
Pool #E85409 6.500% 9/01/16	105	105
Pool #E85032 6.500% 9/01/16	19	19
Pool #E85301 6.500% 9/01/16	578	580
Pool #C01079 7.500% 10/01/30	462	556
Pool #C01135 7.500% 2/01/31	1,372	1,647
Pool #554904 9.000% 3/01/17	3	3

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #725692 2.482% 10/01/33 1 year CMT + 2.144%, FRN	$41,241	$43,424
Pool #888586 2.557% 10/01/34 1 year CMT + 2.213%, FRN	37,543	39,618
Pool #775539 2.841% 5/01/34 12 mo. USD LIBOR + 1.641%, FRN	16,026	16,804
Pool #253880 6.500% 7/01/16	3	3
Pool #575667 7.000% 3/01/31	2,570	3,090
Pool #497120 7.500% 8/01/29	60	73
Pool #529453 7.500% 1/01/30	560	676
Pool #531196 7.500% 2/01/30	76	92
Pool #532418 7.500% 2/01/30	862	1,039
Pool #530299 7.500% 3/01/30	81	95
Pool #536386 7.500% 4/01/30	94	113
Pool #535996 7.500% 6/01/31	1,951	2,350
Pool #523499 8.000% 11/01/29	61	74
Pool #252926 8.000% 12/01/29	43	52
Pool #532819 8.000% 3/01/30	48	59
Pool #534703 8.000% 5/01/30	575	704
Pool #253437 8.000% 9/01/30	44	54
Pool #253481 8.000% 10/01/30	21	26
Pool #190317 8.000% 8/01/31	930	1,139
Pool #596656 8.000% 8/01/31	461	509
Pool #602008 8.000% 8/01/31	1,216	1,484
Pool #597220 8.000% 9/01/31	686	841
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	368	415
Pool #352022 7.000% 11/15/23	2,070	2,355
Pool #491089 7.000% 12/15/28	5,929	7,072
Pool #478658 7.000% 5/15/29	469	567

	Principal Amount	Value
Pool #500928 7.000% 5/15/29	$905	$1,090
Pool #499410 7.000% 7/15/29	271	329
Pool #510083 7.000% 7/15/29	387	463
Pool #493723 7.000% 8/15/29	1,441	1,742
Pool #581417 7.000% 7/15/32	4,991	5,960
Pool #591581 7.000% 8/15/32	2,046	2,456
Pool #203940 7.500% 4/15/17	170	173
Pool #193870 7.500% 5/15/17	274	280
Pool #226163 7.500% 7/15/17	492	504
Government National Mortgage Association II
Pool #008746 2.000% 11/20/25 1 year CMT + 1.500%, FRN	1,209	1,238
Pool #080136 2.000% 11/20/27 1 year CMT + 1.500%, FRN	231	237
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	96,455	99,139
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	121,623	125,987

		365,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,344,924)		11,357,486

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds & Notes — 7.3%
U.S. Treasury Note 0.750% 2/15/19	1,300,000	1,302,729
U.S. Treasury Note (d) 1.500% 8/31/18	3,065,000	3,123,427
U.S. Treasury Note 1.750% 10/31/18	7,800,000	7,998,961

		12,425,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,379,224)		12,425,117

TOTAL BONDS & NOTES (Cost $160,922,565)		161,846,635

TOTAL LONG-TERM INVESTMENTS (Cost $160,922,565)		161,846,635

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Commercial Paper — 1.1%
Tyco Electronics Group SA (a) 0.610% 7/01/16	$1,800,000	$1,799,965

TOTAL SHORT-TERM INVESTMENTS (Cost $1,800,000)		1,799,965

TOTAL INVESTMENTS — 96.7% (Cost $162,722,565) (e)		163,646,600

Other Assets/(Liabilities) — 3.3%		5,573,420

NET ASSETS — 100.0%		$169,220,020

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $63,194,495 or 37.34% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $302,440 or 0.18% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%

Basic Materials — 3.6%
Forest Products & Paper — 1.8%
P.H. Glatfelter Co.	67,000	$1,310,520
Schweitzer-Mauduit International, Inc.	14,844	523,696

		1,834,216

Mining — 1.8%
Kaiser Aluminum Corp.	20,090	1,816,337

		3,650,553

Communications — 1.4%
Advertising — 0.2%
MDC Partners, Inc. Class A	12,500	228,625

Internet — 0.8%
Zynga, Inc. Class A (a)	308,830	768,987

Telecommunications — 0.4%
RigNet, Inc. (a)	27,910	373,715

		1,371,327

Consumer, Cyclical — 11.5%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	22,480	1,008,678

Automotive & Parts — 0.9%
Visteon Corp.	13,780	906,862

Entertainment — 1.5%
International Speedway Corp. Class A	23,660	791,427
The Madison Square Garden Co. Class A (a)	4,430	764,219

		1,555,646

Retail — 7.4%
Burlington Stores, Inc. (a)	27,990	1,867,213
Group 1 Automotive, Inc.	18,020	889,467
Popeyes Louisiana Kitchen, Inc. (a)	19,290	1,054,006
Sally Beauty Holdings, Inc. (a)	35,230	1,036,114
Sonic Corp.	51,320	1,388,206
Texas Roadhouse, Inc.	25,350	1,155,960

		7,390,966

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	49,210	660,398

		11,522,550

Consumer, Non-cyclical — 26.8%
Agriculture — 1.6%
Universal Corp.	27,700	1,599,398

	Number of Shares	Value
Biotechnology — 0.6%
Sage Therapeutics, Inc. (a) (b)	7,850	$236,521
Ultragenyx Pharmaceutical, Inc. (a)	7,700	376,607

		613,128

Commercial Services — 10.0%
ABM Industries, Inc.	36,800	1,342,464
Booz Allen Hamilton Holding Corp.	45,780	1,356,919
James River Group Holdings Ltd.	31,210	1,059,891
KAR Auction Services, Inc.	37,770	1,576,520
Korn/Ferry International	64,971	1,344,900
On Assignment, Inc. (a)	35,120	1,297,684
Paylocity Holding Corp. (a) (b)	31,560	1,363,392
Rent-A-Center, Inc.	51,760	635,613

		9,977,383

Foods — 2.0%
Pinnacle Foods, Inc.	44,250	2,048,332

Health Care – Products — 1.8%
NxStage Medical, Inc. (a)	41,340	896,251
The Spectranetics Corp. (a)	48,000	898,080

		1,794,331

Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	12,980	719,092
Addus HomeCare Corp. (a)	10,750	187,373
HealthSouth Corp.	35,671	1,384,748
WellCare Health Plans, Inc. (a)	16,483	1,768,296

		4,059,509

Household Products — 3.1%
Acco Brands Corp. (a)	111,040	1,147,043
Prestige Brands Holdings, Inc. (a)	34,881	1,932,408

		3,079,451

Pharmaceuticals — 3.6%
Acadia Pharmaceuticals, Inc. (a) (b)	15,300	496,638
Akorn, Inc. (a)	13,730	391,099
Axovant Sciences Ltd. (a)	14,840	190,546
Diplomat Pharmacy, Inc. (a) (b)	20,650	722,750
Impax Laboratories, Inc. (a)	12,520	360,826
Santhera Pharmaceutical Holding AG (a) (b)	3,567	281,198
TherapeuticsMD, Inc. (a) (b)	30,210	256,785
VWR Corp. (a)	31,840	920,176

		3,620,018

		26,791,550

Energy — 4.0%
Energy — Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	101,389	895,265

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 2.2%
Suburban Propane Partners LP	41,560	$1,388,104
Western Refining, Inc.	36,900	761,247

		2,149,351

Pipelines — 0.9%
Cone Midstream Partners LP	54,450	944,163

		3,988,779

Financial — 21.4%
Banks — 7.5%
BancorpSouth, Inc.	47,910	1,087,078
FirstMerit Corp.	98,195	1,990,413
MB Financial, Inc.	59,070	2,143,059
Talmer Bancorp, Inc. Class A	33,590	643,920
Webster Financial Corp.	49,140	1,668,303

		7,532,773

Diversified Financial — 1.3%
Evercore Partners, Inc. Class A	14,600	645,174
Stifel Financial Corp. (a)	19,820	623,339

		1,268,513

Insurance — 2.1%
Endurance Specialty Holdings Ltd.	18,570	1,247,161
Old Republic International Corp.	46,790	902,579

		2,149,740

Real Estate — 1.3%
Four Corners Property Trust, Inc.	63,190	1,301,082

Real Estate Investment Trusts (REITS) — 6.4%
Brandywine Realty Trust	90,350	1,517,880
Chatham Lodging Trust	46,600	1,024,268
DiamondRock Hospitality Co.	112,840	1,018,945
DuPont Fabros Technology, Inc.	24,780	1,178,042
National Storage Affiliates Trust	54,360	1,131,775
Seritage Growth Properties Class A (b)	9,830	489,927

		6,360,837

Savings & Loans — 2.8%
BankUnited, Inc.	58,809	1,806,613
Oritani Financial Corp.	61,370	981,306

		2,787,919

		21,400,864

Industrial — 10.0%
Aerospace & Defense — 1.6%
AAR Corp.	29,590	690,631
Curtiss-Wright Corp.	10,730	904,002

		1,594,633

Building Materials — 3.1%
Boise Cascade Co. (a)	52,550	1,206,022
Masonite International Corp. (a)	18,590	1,229,543
Summit Materials, Inc. Class A (a)	30,733	628,797

		3,064,362

	Number of Shares	Value
Electrical Components & Equipment — 0.9%
Generac Holdings, Inc. (a)	26,050	$910,708

Engineering & Construction — 1.8%
AECOM (a)	29,977	952,369
Dycom Industries, Inc. (a)	10,080	904,781

		1,857,150

Manufacturing — 1.0%
Matthews International Corp. Class A	17,650	982,046

Miscellaneous – Manufacturing — 0.5%
Hexcel Corp.	12,390	515,920

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	18,350	1,081,733

		10,006,552

Technology — 15.0%
Computers — 5.0%
CACI International, Inc. Class A (a)	18,850	1,704,228
FleetMatics Group PLC (a)	24,650	1,068,084
Fortinet, Inc. (a)	24,525	774,745
j2 Global, Inc.	23,111	1,459,922

		5,006,979

Office Equipment/Supplies — 0.9%
Pitney Bowes, Inc.	47,600	847,280

Semiconductors — 3.1%
Cavium, Inc. (a)	16,910	652,726
Cypress Semiconductor Corp. (b)	78,503	828,207
MKS Instruments, Inc.	37,200	1,601,832

		3,082,765

Software — 6.0%
Black Knight Financial Services, Inc. Class A (a) (b)	33,250	1,250,200
Guidewire Software, Inc. (a)	16,440	1,015,334
Imperva, Inc. (a)	21,750	935,468
Proofpoint, Inc. (a) (b)	18,710	1,180,414
SYNNEX Corp.	17,370	1,647,023

		6,028,439

		14,965,463

Utilities — 3.5%
Electric — 3.5%
Allete, Inc.	27,370	1,768,923
Portland General Electric Co.	38,360	1,692,443

		3,461,366

TOTAL COMMON STOCK (Cost $81,726,447)		97,159,004

TOTAL EQUITIES (Cost $81,726,447)		97,159,004

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.9%
Diversified Financial — 6.9%
State Street Navigator Securities Lending Prime Portfolio (c)	6,945,969	$6,945,969

TOTAL MUTUAL FUNDS (Cost $6,945,969)		6,945,969

TOTAL LONG-TERM INVESTMENTS (Cost $88,672,416)		104,104,973

	Principal Amount

SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$2,759,849	2,759,849

TOTAL SHORT-TERM INVESTMENTS (Cost $2,759,849)		2,759,849

TOTAL INVESTMENTS — 106.9% (Cost $91,432,265) (e)		106,864,822

Other Assets/(Liabilities) — (6.9)%		(6,882,661)

NET ASSETS — 100.0%		$99,982,161

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $6,764,600 or 6.77% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,759,850. Collateralized by U.S. Government Agency obligations with rates ranging from 2.125% – 3.125%, maturity dates ranging from 5/15/21 – 9/30/21, and an aggregate market value, including accrued interest, of $2,818,209.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 5.2%
Chemicals — 5.2%
CSW Industrials, Inc. (a)	15,400	$502,194
GCP Applied Technologies, Inc. (a)	13,400	348,936
Ingevity Corp. (a)	2,600	88,504

		939,634

Communications — 7.2%
Media — 6.0%
Liberty Broadband Corp. Class A (a)	3,500	207,900
Starz Class A (a)	11,450	342,584
Tribune Media Co. Class A	13,500	528,930

		1,079,414

Telecommunications — 1.2%
Windstream Holdings, Inc.	23,800	220,626

		1,300,040

Consumer, Cyclical — 18.5%
Auto Manufacturers — 2.0%
Oshkosh Corp.	7,500	357,825

Automotive & Parts — 2.0%
Allison Transmission Holdings, Inc.	12,800	361,344

Distribution & Wholesale — 1.4%
WESCO International, Inc. (a)	4,750	244,578

Entertainment — 8.7%
Gaming and Leisure Properties, Inc.	30,300	1,044,744
The Madison Square Garden Co. Class A (a)	3,010	519,255

		1,563,999

Retail — 4.4%
Vista Outdoor, Inc. (a)	16,500	787,545

		3,315,291

Consumer, Non-cyclical — 19.0%
Biotechnology — 1.6%
Gilead Sciences, Inc.	3,400	283,628

Commercial Services — 2.1%
Global Payments, Inc.	3,200	228,416
Sotheby’s	5,200	142,480

		370,896

Cosmetics & Personal Care — 1.9%
Coty, Inc. Class A	13,000	337,870

Foods — 2.3%
ConAgra Foods, Inc.	8,500	406,385

Health Care – Products — 2.4%
Halyard Health, Inc. (a)	6,100	198,372
West Pharmaceutical Services, Inc.	3,100	235,228

		433,600

	Number of Shares	Value
Pharmaceuticals — 8.7%
AbbVie, Inc.	6,300	$390,033
Mallinckrodt PLC (a)	4,090	248,590
Zoetis, Inc.	19,700	934,962

		1,573,585

		3,405,964

Energy — 3.5%
Oil & Gas — 1.3%
Murphy USA, Inc. (a)	3,100	229,896

Oil & Gas Services — 2.2%
NOW, Inc. (a)	22,400	406,336

		636,232

Financial — 10.9%
Diversified Financial — 3.3%
Legg Mason, Inc.	12,650	373,048
NorthStar Asset Management Group, Inc.	9,300	94,953
Synchrony Financial (a)	5,000	126,400

		594,401

Insurance — 0.7%
Fidelity & Guaranty Life	5,400	125,172

Real Estate — 1.2%
Four Corners Property Trust, Inc.	10,300	212,077

Real Estate Investment Trusts (REITS) — 2.3%
CareTrust REIT, Inc.	2,800	38,584
Communications Sales & Leasing, Inc. (a)	3,500	101,150
Mack-Cali Realty Corp.	10,600	286,200

		425,934

REITS — 1.3%
Colony Starwood Homes	7,600	231,192

Savings & Loans — 2.1%
Beneficial Bancorp, Inc. (a)	22,400	284,928
Poage Bankshares, Inc.	5,400	92,772

		377,700

		1,966,476

Industrial — 24.1%
Aerospace & Defense — 1.5%
KLX, Inc. (a)	9,000	279,000

Building Materials — 1.3%
Armstrong Flooring, Inc. (a)	14,080	238,656

Electrical Components & Equipment — 4.4%
Energizer Holdings, Inc.	15,200	782,648

Electronics — 7.0%
Allegion PLC	8,500	590,155
Kimball Electronics, Inc. (a)	30,483	379,513

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knowles Corp. (a)	20,600	$281,808

		1,251,476

Machinery – Construction & Mining — 1.9%
Hyster-Yale Materials Handling, Inc.	5,800	345,042

Machinery – Diversified — 6.3%
AGCO Corp.	9,500	447,735
The Manitowoc Co., Inc.	25,400	138,430
SPX FLOW, Inc. (a)	20,800	542,256

		1,128,421

Manufacturing — 1.7%
Pentair PLC	5,200	303,108

		4,328,351

Technology — 9.8%
Computers — 6.5%
NCR Corp. (a)	20,000	555,400
Science Applications International Corp.	10,400	606,840

		1,162,240

Software — 3.3%
CDK Global, Inc.	10,750	596,518

		1,758,758

Utilities — 1.9%
Gas — 1.9%
ONE Gas, Inc.	5,100	339,609

TOTAL COMMON STOCK (Cost $18,161,855)		17,990,355

TOTAL EQUITIES (Cost $18,161,855)		17,990,355

TOTAL LONG-TERM INVESTMENTS (Cost $18,161,855)		17,990,355

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$265,459	$265,459

TOTAL SHORT-TERM INVESTMENTS (Cost $265,459)		265,459

TOTAL INVESTMENTS — 101.6% (Cost $18,427,314) (c)		18,255,814

Other Assets/(Liabilities) — (1.6)%		(281,695)

NET ASSETS — 100.0%		$17,974,119

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $265,459. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/15/18, and an aggregate market value, including accrued interest, of $275,496.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	93.7%
Ireland	6.4%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%

COMMON STOCK — 92.2%
Bermuda — 1.3%
Jardine Strategic Holdings Ltd.	40,362	$1,221,795

Brazil — 5.5%
Ambev SA ADR (Brazil)	117,920	696,907
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	292,500	1,639,013
Cielo SA	10,100	106,461
Embraer SA Sponsored ADR (Brazil)	34,080	740,218
Estacio Participacoes SA	149,700	790,372
Kroton Educacional SA	160,119	677,900
Odontoprev SA	7,000	29,004
Porto Seguro SA	2,700	22,484
Sul America SA	94,600	460,587

		5,162,946

Cayman Islands — 20.2%
3SBio, Inc. (a) (b)	60,500	62,367
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	48,267	3,838,675
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	20,430	3,374,014
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	15,298	557,306
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (c)	49,600	2,043,520
JD.com, Inc. ADR (Cayman Islands) (a) (c)	10,993	233,381
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (c)	58,740	738,949
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	40,120	1,680,226
SOHO China Ltd.	669,000	324,991
Tencent Holdings Ltd.	217,059	4,950,591
Tingyi Cayman Islands Holding Corp.	504,000	480,209
Want Want China Holdings Ltd.	1,064,000	763,164

		19,047,393

China — 3.3%
China Pacific Insurance Group Co. Ltd. Class H	251,000	856,851
PICC Property & Casualty Co. Ltd. Class H	166,000	262,816
Sinopharm Group Co. Ltd. Class H	361,600	1,742,271
Tsingtao Brewery Co. Ltd. Class H	70,000	243,088

		3,105,026

Colombia — 2.2%
Almacenes Exito SA (b)	29,800	145,466
Almacenes Exito SA	41,975	204,064

	Number of Shares	Value
Grupo Aval Acciones y Valores SA (c)	110,720	$891,296
Grupo de Inversiones Suramericana SA	60,382	791,759

		2,032,585

Egypt — 0.6%
Commercial International Bank	123,148	547,795

France — 2.4%
Kering	5,815	948,348
LVMH Moet Hennessy Louis Vuitton SE	8,976	1,359,120

		2,307,468

Hong Kong — 4.1%
AIA Group Ltd.	387,600	2,330,584
Hang Lung Properties Ltd.	136,000	409,714
Hang Lung Properties Ltd.	79,000	160,801
Hong Kong Exchanges and Clearing Ltd.	40,671	992,210

		3,893,309

India — 15.0%
Apollo Hospitals Enterprise Ltd.	38,947	760,542
Asian Paints Ltd.	13,887	205,563
Dr Reddy’s Laboratories Ltd.	22,768	1,149,224
Glenmark Pharmaceuticals Ltd.	29,590	350,852
Housing Development Finance Corp.	238,793	4,452,084
Infosys Ltd.	150,691	2,623,200
Kotak Mahindra Bank Ltd.	53,499	605,977
Sun Pharmaceutical Industries Ltd.	57,122	647,186
Tata Consultancy Services Ltd.	28,693	1,083,787
UltraTech Cement Ltd.	13,404	679,751
Zee Entertainment Enterprises Ltd.	241,510	1,637,715

		14,195,881

Indonesia — 1.6%
Astra International Tbk PT	1,268,000	714,763
Indocement Tunggal Prakarsa Tbk PT	377,000	483,130
Semen Indonesia Persero Tbk PT	461,500	327,955

		1,525,848

Italy — 1.5%
Prada SpA	443,700	1,374,385

Japan — 1.5%
Fast Retailing Co., Ltd. (c)	2,300	616,626
Murata Manufacturing Co. Ltd.	6,800	762,813

		1,379,439

Malaysia — 2.1%
Genting Bhd	745,500	1,517,180
Genting Malaysia Bhd	452,400	499,684

		2,016,864

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 4.7%
Fomento Economico Mexicano SAB de CV	95,880	$887,710
Grupo Aeroportuario del Sureste SAB de CV Class B	29,459	469,409
Grupo Financiero Banorte SAB de CV Class O	188,469	1,053,341
Grupo Financiero Inbursa SAB de CV Class O	502,897	855,191
Grupo Televisa SAB Sponsored ADR (Mexico)	31,850	829,374
Wal-Mart de Mexico SAB de CV	153,204	368,544

		4,463,569

Nigeria — 0.6%
Nigerian Breweries PLC	636,635	302,704
Zenith Bank PLC	3,850,015	216,316

		519,020

Philippines — 3.3%
Ayala Land, Inc.	61,900	51,195
Jollibee Foods Corp.	140,490	722,984
SM Investments Corp.	57,930	1,195,392
SM Prime Holdings, Inc.	1,891,500	1,104,212

		3,073,783

Poland — 0.5%
Bank Pekao SA	13,861	485,088

Republic of Korea — 1.2%
LG Household & Health Care Ltd.	133	129,005
NAVER Corp.	1,626	1,011,044

		1,140,049

Russia — 7.9%
Alrosa AO (a)	689,075	743,044
Magnit OJSC (a)	20,319	2,867,830
NovaTek OAO Sponsored GDR (Russia) (d)	21,884	2,236,445
Sberbank of Russia PJSC Sponsored ADR (Russia)	186,830	1,632,703

		7,480,022

Singapore — 0.5%
Global Logistic Properties Ltd.	384,000	518,249

Switzerland — 0.5%
Cie Financiere Richemont SA	8,151	478,179

Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	689,000	3,483,974

Thailand — 0.9%
Airports of Thailand PCL	25,000	277,461
CP ALL PCL	371,300	530,957

		808,418

	Number of Shares	Value
Turkey — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	77,484	$523,700
BIM Birlesik Magazalar AS	32,787	643,449

		1,167,149

United Arab Emirates — 1.3%
DP World Ltd.	71,445	1,186,387

United Kingdom — 2.9%
Glencore PLC	255,101	521,206
Old Mutual PLC	485,998	1,275,046
SABMiller PLC	15,994	932,400

		2,728,652

United States — 1.7%
Cognizant Technology Solutions Corp. Class A (a)	5,620	321,689
Las Vegas Sands Corp.	21,040	915,029
MercadoLibre, Inc.	710	99,876
Tiffany & Co.	4,110	249,230

		1,585,824

TOTAL COMMON STOCK (Cost $90,068,625)		86,929,097

PREFERRED STOCK — 2.5%
Brazil — 2.1%
Lojas Americanas SA 0.670%	401,400	2,009,312

Colombia — 0.3%
Banco Davivienda SA 1.610%	30,866	284,051

India — 0.1%
Zee Entertainment Enterprises Ltd., 6.000%	503,840	67,632

TOTAL PREFERRED STOCK (Cost $2,257,334)		2,360,995

TOTAL EQUITIES (Cost $92,325,959)		89,290,092

MUTUAL FUNDS — 4.3%
United States — 4.3%
State Street Navigator Securities Lending Prime Portfolio (e)	4,070,244	4,070,244

TOTAL MUTUAL FUNDS (Cost $4,070,244)		4,070,244

RIGHTS — 0.2%
Russia — 0.2%
Moscow Exchange OAO (a)	103,250	181,986

TOTAL RIGHTS (Cost $170,600)		181,986

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	$31,132

TOTAL WARRANTS (Cost $38,401)		31,132

TOTAL LONG-TERM INVESTMENTS (Cost $96,605,204)		93,573,454

	Principal Amount

SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (f)	$4,417,008	4,417,008

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	902	902

TOTAL SHORT-TERM INVESTMENTS (Cost $4,417,910)		4,417,910

TOTAL INVESTMENTS — 103.9% (Cost $101,023,114) (g)		97,991,364

Other Assets/(Liabilities) — (3.9)%		(3,665,080)

NET ASSETS — 100.0%		$94,326,284

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $207,833 or 0.22% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $3,959,741 or 4.20% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $2,236,445 or 2.37% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $4,417,009. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $4,507,320.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$13,180,840	$411,936,390
Repurchase agreements, at value (b)	6,861,195	11,590,825
Other short-term investments, at value (Note 2) (c)	-	135,257

Total investments (d)	20,042,035	423,662,472

Cash	-	-
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold	-	82,099
Investments sold on a when-issued basis (Note 2)	-	165,487
Open forward foreign currency contracts (Note 2)	38,924	-
Investment adviser (Note 3)	2,612	-
Fund shares sold	-	-
Variation margin on open derivative instruments (Note 2)	140,920	-
Interest and dividends	9,645	2,339,175
Foreign taxes withheld	2,402	-
Open swap agreements, at value (Note 2)	-	-

Total assets	20,236,538	426,249,233

Liabilities:
Payables for:
Investments purchased	-	431,932
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	23,860	-
Investments purchased on a when-issued basis (Note 2)	-	164,937
Securities on loan (Note 2)	-	-
Fund shares repurchased	17	63
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	525	11,015
Variation margin on open derivative instruments (Note 2)	-	-
Collateral held for reverse repurchase agreements (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	9,775	138,224
Administration fees	2,444	51,835
Service fees	336	1,106
Due to custodian	-	-
Accrued expense and other liabilities	19,485	34,665

Total liabilities	56,442	833,777

Net assets	$20,180,096	$425,415,456

Net assets consist of:
Paid-in capital	$20,554,506	$417,635,658
Undistributed (accumulated) net investment income (loss)	-	4,769,673
Distributions in excess of net investment income	(3,155)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(977,456)	(2,159,520)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	606,201	5,169,645

Net assets	$20,180,096	$425,415,456

(a) Cost of investments:	$12,540,250	$406,766,745
(b) Cost of repurchase agreements:	$6,861,195	$11,590,825
(c) Cost of other short-term investments:	$-	$135,257
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$19,846,434	$145,831,014	$627,592,116	$161,846,635	$104,104,973	$17,990,355	$93,573,454
285,382	-	1,460,217	-	2,759,849	265,459	4,417,008
-	2,147,312	148,746,051	1,799,965	-	-	902

20,131,816	147,978,326	777,798,384	163,646,600	106,864,822	18,255,814	97,991,364

-	-	18	-	-	1,020	-
-	-	-	-	-	-	129,745

115,603	-	3,320,396	5,023,279	107,020	-	323,842
-	-	-	-	-	-	-
-	-	-	-	-	-	-
1,788	12,186	-	2,409	-	1,816	3,604
-	19,889	101,068	19,609	5,375	-	26,297
-	-	-	38,462	-	-	-
21,174	2,691,236	1,710,711	1,038,589	133,780	14,970	269,245
-	-	-	-	-	-	18,324
-	-	196,321	-	-	-	-

20,270,381	150,701,637	783,126,898	169,768,948	107,110,997	18,273,620	98,762,421

148,935	1,007,779	7,337,960	-	-	266,696	68,285
-	-	337,073,813	-	-	-	-
-	-	248,795	-	-	-	-
-	-	-	-	-	-	-
-	-	-	184,930	-	-	-
-	-	-	-	6,945,969	-	4,070,244
5	4,213	244,769	141,625	67,145	6	33,527
-	-	259,586	71,738	-	-	-
528	15,539	73,726	26,170	29,527	508	8,661
-	-	25,517	3,784	-	-	-
-	-	5,719,576	-	-	-	-

7,430	73,116	191,971	48,891	53,596	8,875	79,899
2,477	18,278	-	20,953	-	2,219	11,414
162	16,632	30,420	16,557	7,017	172	5,632
-	-	-	2,424	-	-	114
21,749	33,178	43,932	31,856	25,582	21,025	158,361

181,286	1,168,735	351,250,065	548,928	7,128,836	299,501	4,436,137

$20,089,095	$149,532,902	$431,876,833	$169,220,020	$99,982,161	$17,974,119	$94,326,284

$20,326,034	$157,443,179	$421,519,047	$171,376,058	$82,601,603	$20,184,507	$111,940,531
152,942	2,730,236	3,279,501	697,078	1,917,566	44,424	-
-	-	-	-	-	-	(44,402)
(1,313,574)	(7,615,426)	(8,390,909)	(3,725,933)	30,435	(2,083,312)	(14,431,163)
923,693	(3,025,087)	15,469,194	872,817	15,432,557	(171,500)	(3,138,682)

$20,089,095	$149,532,902	$431,876,833	$169,220,020	$99,982,161	$17,974,119	$94,326,284

$18,922,745	$148,856,101	$611,789,702	$160,922,565	$88,672,416	$18,161,855	$96,605,204
$285,382	$-	$1,460,217	$-	$2,759,849	$265,459	$4,417,008
$-	$2,147,312	$148,711,606	$1,800,000	$-	$-	$902
$-	$-	$-	$-	$6,764,600	$-	$3,959,741
$-	$-	$-	$-	$-	$-	$163,474

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$19,509,192	$423,220,332

Shares outstanding (a)	1,991,674	41,573,426

Net asset value, offering price and redemption price per share	$9.80	$10.18

Service Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class I shares:
Net assets	$670,904	$2,195,124

Shares outstanding (a)	68,637	215,984

Net asset value, offering price and redemption price per share	$9.77	$10.16

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund
$-	$-	$382,356,670	$-	$88,603,031	$-	$-

-	-	36,229,492	-	10,411,462	-	-

$-	$-	$10.55	$-	$8.51	$-	$-

$19,793,473	$122,515,959	$-	$142,410,131	$-	$17,684,275	$84,962,275

2,004,798	12,644,057	-	14,445,690	-	1,990,591	10,067,424

$9.87	$9.69	$-	$9.86	$-	$8.88	$8.44

$-	$-	$49,520,163	$-	$11,379,130	$-	$-

-	-	4,716,510	-	1,358,156	-	-

$-	$-	$10.50	$-	$8.38	$-	$-

$295,622	$27,016,943	$-	$26,809,889	$-	$289,844	$9,364,009

29,986	2,797,520	-	2,723,743	-	32,699	1,107,462

$9.86	$9.66	$-	$9.84	$-	$8.86	$8.46

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$70,959	$148,449
Interest (b)	1,970	8,140,498
Securities lending net income	-	-

Total investment income	72,929	8,288,947

Expenses (Note 3):
Investment advisory fees	56,457	818,335
Custody fees	3,630	18,918
Interest expense	-	-
Audit fees	14,828	27,845
Legal fees	72	1,466
Proxy fees	499	499
Shareholder reporting fees	2,191	18,813
Trustees’ fees	489	10,601

	78,166	896,477
Administration fees:
Class II	13,805	305,988
Service Class I	309	887
Service fees:
Service Class	-	-
Service Class I	515	1,479

Total expenses	92,795	1,204,831
Expenses waived (Note 3):
Class II fees reimbursed by adviser	(16,633)	-
Service Class I fees reimbursed by adviser	(370)	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	75,792	1,204,831

Net investment income (loss)	(2,863)	7,084,116

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(634,272)	320,496
Futures contracts	944,385	-
Swap agreements	-	-
Foreign currency transactions	54,609	-

Net realized gain (loss)	364,722	320,496

Net change in unrealized appreciation (depreciation) on:
Investment transactions	437,341	15,504,910
Futures contracts	(53,215)	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	15,074	-

Net change in unrealized appreciation (depreciation)	399,200	15,504,910

Net realized gain (loss) and change in unrealized appreciation (depreciation)	763,922	15,825,406

Net increase (decrease) in net assets resulting from operations	$761,059	$22,909,522

(a) Net of foreign withholding tax of:	$2,807	$-
(b) Net of foreign withholding tax of:	$-	$183

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$215,805	$-	$-	$3,203	$1,112,567	$112,281	$1,005,971
37	5,803,234	5,657,639	2,186,580	121	11	287
-	-	-	-	20,881	-	7,253

215,842	5,803,234	5,657,639	2,189,783	1,133,569	112,292	1,013,511

43,171	424,835	1,168,371	305,579	312,727	50,471	474,799
2,240	29,117	48,349	20,524	10,283	1,410	112,246
-	-	1,031,228	-	-	-	-
12,924	17,968	18,754	18,244	17,587	13,429	32,754
73	613	1,862	788	464	70	418
499	499	499	499	498	499	499
2,183	6,799	17,492	8,108	4,878	2,106	6,703
498	3,675	11,557	4,743	2,647	456	2,433

61,588	483,506	2,298,112	358,485	349,084	68,441	629,852

14,242	86,617	-	111,417	-	12,447	61,341
148	19,592	-	19,545	-	171	6,488

-	-	60,412	-	13,523	-	-
248	32,653	-	32,576	-	285	10,814

76,226	622,368	2,358,524	522,023	362,607	81,344	708,495

(13,486)	-	-	(7,820)	-	(13,578)	(55,697)
(135)	-	-	(1,431)	-	(186)	(5,873)
-	(57,747)	-	-	-	-	(2,745)
-	(13,059)	-	-	-	-	(299)

62,605	551,562	2,358,524	512,772	362,607	67,580	643,881

153,237	5,251,672	3,299,115	1,677,011	770,962	44,712	369,630

(1,106,061)	(2,995,101)	1,495,848	(1,261,562)	(280,097)	(328,064)	(4,002,473)
22,834	-	(245,307)	562,462	-	-	-
-	-	50,864	12,797	-	-	-
37	-	-	-	(172)	-	(21,962)

(1,083,190)	(2,995,101)	1,301,405	(686,303)	(280,269)	(328,064)	(4,024,435)

1,266,255	8,277,000	22,952,535	2,941,447	2,334,261	1,204,838	6,997,394
-	-	(394,418)	143,529	-	-	-
-	-	63,524	(18,494)	-	-	-
4	-	-	-	(3)	-	(30,585)

1,266,259	8,277,000	22,621,641	3,066,482	2,334,258	1,204,838	6,966,809

183,069	5,281,899	23,923,046	2,380,179	2,053,989	876,774	2,942,374

$336,306	$10,533,571	$27,222,161	$4,057,190	$2,824,951	$921,486	$3,312,004

$1,528	$-	$-	$-	$325	$-	$92,132
$-	$-	$-	$823	$-	$-	$-

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Momentum Fund
	Six Months Ended June 30, 2016 (Unaudited)	Period Ended December 31, 2015+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,863)	$1,159
Net realized gain (loss) on investment transactions	364,722	(1,342,512)
Net change in unrealized appreciation (depreciation) on investments	399,200	207,001

Net increase (decrease) in net assets resulting from operations	761,059	(1,134,352)

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(1,117)
Service Class I	-	-

Total distributions from net investment income	-	(1,117)

Tax return of capital:
Class II	-	(14,648)
Service Class I	-	-

Total tax return of capital	-	(14,648)

Net fund share transactions (Note 5):
Class II	-	19,915,765
Service Class I	414,450	238,939

Increase (decrease) in net assets from fund share transactions	414,450	20,154,704

Total increase (decrease) in net assets	1,175,509	19,004,587
Net assets
Beginning of period	19,004,587	-

End of period	$20,180,096	$19,004,587

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$-

Distributions in excess of net investment income included in net assets at end of period	$(3,155)	$(292)

+	Fund commenced operations on May 15, 2015.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2016 (Unaudited)	Period Ended December 31, 2015+	Six Months Ended June 30, 2016 (Unaudited)	Period Ended December 31, 2015+

$7,084,116	$7,056,117	$153,237	$132,107
320,496	(1,959,485)	(1,083,190)	(230,384)
15,504,910	(10,335,265)	1,266,259	(342,566)

22,909,522	(5,238,633)	336,306	(440,843)

(3,505,539)	(6,371,746)	-	(131,849)
(11,595)	(2,208)	-	(553)

(3,517,134)	(6,373,954)	-	(132,402)

-	-	-	(11,546)
-	-	-	(48)

-	-	-	(11,594)

3,505,539	411,992,570	-	20,043,395
1,750,815	386,731	163,984	130,249

5,256,354	412,379,301	163,984	20,173,644

24,648,742	400,766,714	500,290	19,588,805

400,766,714	-	19,588,805	-

$425,415,456	$400,766,714	$20,089,095	$19,588,805

$4,769,673	$1,202,691	$152,942	$-

$-	$-	$-	$(295)

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,251,672	$9,448,332
Net realized gain (loss) on investment transactions	(2,995,101)	(4,291,500)
Net change in unrealized appreciation (depreciation) on investments	8,277,000	(6,827,441)

Net increase (decrease) in net assets resulting from operations	10,533,571	(1,670,609)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	(2,055,030)	(7,859,288)
Service Class	-	-
Service Class I	(452,369)	(1,692,539)

Total distributions from net investment income	(2,507,399)	(9,551,827)

From net realized gains:
Class II	-	(666,362)
Service Class I	-	(143,984)

Total distributions from net realized gains	-	(810,346)

Tax return of capital:
Class II	-	(21,491)
Service Class I	-	(4,628)

Total tax return of capital	-	(26,119)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	2,055,030	7,410,299
Service Class	-	-
Service Class I	(844,432)	3,413,102

Increase (decrease) in net assets from fund share transactions	1,210,598	10,823,401

Total increase (decrease) in net assets	9,236,770	(1,235,500)
Net assets
Beginning of period	140,296,132	141,531,632

End of period	$149,532,902	$140,296,132

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,730,236	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(14,037)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund		MML Short-Duration Bond Fund
Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$3,299,115	$2,504,208	$1,677,011	$3,156,165
1,301,405	345,441	(686,303)	666,757
22,621,641	(9,229,662)	3,066,482	(2,175,913)

27,222,161	(6,380,013)	4,057,190	1,647,009

(341,376)	(4,521,221)	-	-
-	-	(1,020,585)	(3,766,756)
(13,925)	(512,261)	-	-
-	-	(162,829)	(508,301)

(355,301)	(5,033,482)	(1,183,414)	(4,275,057)

-	-	-	-
-	-	-	-

-	-	-	-

-	-	-	-
-	-	-	-

-	-	-	-

(21,724,114)	(22,569,481)	-	-
-	-	(15,262,715)	(8,961,900)
(1,304,645)	(2,846,921)	-	-
-	-	2,297,585	175,349

(23,028,759)	(25,416,402)	(12,965,130)	(8,786,551)

3,838,101	(36,829,897)	(10,091,354)	(11,414,599)

428,038,732	464,868,629	179,311,374	190,725,973

$431,876,833	$428,038,732	$169,220,020	$179,311,374

$3,279,501	$335,687	$697,078	$203,481

$-	$-	$-	$-

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$770,962	$957,836
Net realized gain (loss) on investment transactions	(280,269)	4,227,177
Net change in unrealized appreciation (depreciation) on investments	2,334,258	(11,239,637)

Net increase (decrease) in net assets resulting from operations	2,824,951	(6,054,624)

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(831,938)
Class II	-	-
Service Class	-	(74,514)
Service Class I	-	-

Total distributions from net investment income	-	(906,452)

From net realized gains:
Initial Class	-	(15,107,079)
Service Class	-	(1,752,680)

Total distributions from net realized gains	-	(16,859,759)

Tax return of capital:
Class II	-	-

Total tax return of capital	-	-

Net fund share transactions (Note 5):
Initial Class	(3,456,458)	6,125,603
Class II	-	-
Service Class	(97,979)	3,745,895
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(3,554,437)	9,871,498

Total increase (decrease) in net assets	(729,486)	(13,949,337)
Net assets
Beginning of period	100,711,647	114,660,984

End of period	$99,982,161	$100,711,647

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,917,566	$1,146,604

Distributions in excess of net investment income included in net assets at end of period	$-	$-

+	Fund commenced operations on May 15, 2015.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2016 (Unaudited)	Period Ended December 31, 2015+	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

$44,712	$(8,791)	$369,630	$313,948
(328,064)	(1,755,248)	(4,024,435)	(9,108,746)
1,204,838	(1,376,338)	6,966,809	(6,093,994)

921,486	(3,140,377)	3,312,004	(14,888,792)

-	-	-	-
-	-	-	(1,066,654)
-	-	-	-
-	-	-	(78,067)

-	-	-	(1,144,721)

-	-	-	-
-	-	-	-

-	-	-	-

-	(4,967)	-	-

-	(4,967)	-	-

-	-	-	-
-	19,904,967	(2,371,899)	13,116,397
-	-	-	-
93,477	199,533	621,645	728,273

93,477	20,104,500	(1,750,254)	13,844,670

1,014,963	16,959,156	1,561,750	(2,188,843)

16,959,156	-	92,764,534	94,953,377

$17,974,119	$16,959,156	$94,326,284	$92,764,534

$44,424	$(288)	$-	$-

$-	$-	$(44,402)	$(414,032)

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

MML Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$27,222,161
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(129,205,013)
Investments sold	155,182,220
(Increase) Decrease to the principal amount of inflation-indexed bonds	(2,035,021)
(Purchase) Sale of short-term investments, net	(6,656,656)
Amortization (accretion) of discount and premium, net	895,625
(Increase) Decrease in receivable from interest and dividends	244,314
(Increase) Decrease in receivable for open swap agreements	(150,059)
Increase (Decrease) in payable for Trustees’ fees and expenses	1,441
Increase (Decrease) in payable for investment advisory fees	(5,589)
Increase (Decrease) in payable for service fees	(244)
Increase (Decrease) in payable for open swap agreements	187,611
Increase (Decrease) in collateral held for open swap agreements	(280,000)
Increase (Decrease) in variation margin receivable on open derivative instrument	7,607
Increase (Decrease) in payable for accrued expenses and other liabilities	(11,970)
Net change in unrealized (appreciation) depreciation on investments	(22,952,535)
Net realized (gain) loss from investments	(1,495,847)

Net cash from (used in) operating activities	20,948,045

Cash flows from (used in) financing activities:
Proceeds from shares sold	15,577,189
Payment on shares redeemed	(33,889,421)
Proceeds from reverse repurchase agreements	(37,340,474)
Repayment of reverse repurchase agreements	23,365,361
Increase (Decrease) in collateral pledged for reverse repurchase agreements	11,466,675
Increase (Decrease) in payable for interest for reverse repurchase agreements	(127,357)

Net cash from (used in) financing activities	(20,948,027)

Net increase (decrease) in cash	18
Cash at beginning of period	-

Cash at end of period	$18

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$355,301
Cash paid out for interest on reverse repurchase agreements	$1,158,585

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Asset Momentum Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$9.43	$(0.00)[d]	$0.37	$0.37	$-	$-	$-	$9.80	3.92%	[b]	$19,509	0.98%	[a]	0.80%	[a]	(0.03%	)[a]
12/31/15[g]	10.00	0.00 [d]	(0.56)	(0.56)	(0.00)[d]	(0.01)	(0.01)	9.43	(5.62%	)[b]	18,773	1.25%	[a]	0.80%	[a]	0.01%	[a]
Service Class I
06/30/16[r]	$9.42	$(0.01)	$0.36	$0.35	$-	$-	$-	$9.77	3.72%	[b]	$671	1.23%	[a]	1.05%	[a]	(0.18%	)[a]
12/31/15[g]	10.00	(0.02)	(0.56)	(0.58)	-	-	-	9.42	(5.80%	)[b]	232	1.50%	[a]	1.05%	[a]	(0.25%	)[a]

	Six months ended June 30, 2016[b,r]	Period ended December 31, 2015[b]
Portfolio turnover rate	32%	141%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$9.71	$0.17	$0.39	$0.56	$(0.09)	$(0.09)	$10.18	5.64%	[b]	$423,220	0.59%	[a]	0.59%	[a,l]	3.46%	[a]
12/31/15[g]	10.00	0.17	(0.30)	(0.13)	(0.16)	(0.16)	9.71	(1.34%	)[b]	400,385	0.61%	[a]	0.60%	[a]	2.78%	[a]
Service Class I
06/30/16[r]	$9.71	$0.18	$0.35	$0.53	$(0.08)	$(0.08)	$10.16	5.42%	[b]	$2,195	0.84%	[a]	0.84%	[a,l]	3.72%	[a]
12/31/15[g]	10.00	0.15	(0.29)	(0.14)	(0.15)	(0.15)	9.71	(1.45%	)[b]	382	0.86%	[a]	0.85%	[a]	2.39%	[a]

	Six months ended June 30, 2016[b,r]	Period ended December 31, 2015[b]
Portfolio turnover rate	35%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$9.71	$0.08	$0.08	$0.16	$-	$-	$-	$9.87	1.65%	[b]	$19,793	0.79%	[a]	0.65%	[a]	1.60%	[a]
12/31/15[g]	10.00	0.07	(0.29)	(0.22)	(0.06)	(0.01)	(0.07)	9.71	(2.18%	)[b]	19,462	0.96%	[a]	0.65%	[a]	1.06%	[a]
Service Class I
06/30/16[r]	$9.71	$0.06	$0.09	$0.15	$-	$-	$-	$9.86	1.54%	[b]	$296	1.04%	[a]	0.90%	[a]	1.26%	[a]
12/31/15[g]	10.00	0.05	(0.28)	(0.23)	(0.06)	(0.00)[d]	(0.06)	9.71	(2.32%	)[b]	127	1.21%	[a]	0.90%	[a]	0.80%	[a]

	Six months ended June 30, 2016[b,r]	Period ended December 31, 2015[b]
Portfolio turnover rate	66%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$9.17	$0.34	$0.35	$0.69	$(0.17)	$-	$-	$(0.17)	$9.69	7.58%	[b]	$122,516	0.83%	[a]	0.73%	[a]	7.46%	[a]
12/31/15	9.98	0.65	(0.74)	(0.09)	(0.66)	(0.06)	(0.00)[d]	(0.72)	9.17	(1.13%	)	113,880	0.83%		0.71%		6.56%
12/31/14	11.03	0.72	(0.57)	0.15	(0.74)	(0.46)	-	(1.20)	9.98	1.05%		116,277	0.83%		0.69%		6.62%
12/31/13	10.93	0.76	0.38	1.14	(0.74)	(0.30)	-	(1.04)	11.03	10.84%		129,251	0.84%		0.69%		6.88%
12/31/12	10.03	0.74	0.89	1.63	(0.67)	(0.06)	-	(0.73)	10.93	16.76%		122,192	0.86%		0.69%		7.01%
12/31/11	10.18	0.75	(0.15)	0.60	(0.75)	-	-	(0.75)	10.03	6.07%		70,558	0.84%		0.69%		7.28%
Service Class I
06/30/16[r]	$9.14	$0.33	$0.35	$0.68	$(0.16)	$-	$-	$(0.16)	$9.66	7.53%	[b]	$27,017	1.08%	[a]	0.98%	[a]	7.21%	[a]
12/31/15	9.95	0.62	(0.73)	(0.11)	(0.64)	(0.06)	(0.00)[d]	(0.70)	9.14	(1.39%	)	26,416	1.08%		0.97%		6.31%
12/31/14	11.01	0.69	(0.58)	0.11	(0.71)	(0.46)	-	(1.17)	9.95	0.71%		25,255	1.08%		0.94%		6.38%
12/31/13	10.91	0.73	0.38	1.11	(0.71)	(0.30)	-	(1.01)	11.01	10.59%		22,141	1.09%		0.94%		6.63%
12/31/12	10.01	0.72	0.89	1.61	(0.65)	(0.06)	-	(0.71)	10.91	16.53%		16,699	1.11%		0.94%		6.77%
12/31/11	10.17	0.72	(0.15)	0.57	(0.73)	-	-	(0.73)	10.01	5.77%		7,353	1.09%		0.94%		7.06%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	31%	70%	79%	113%	95%	69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[n]		Interest expenses to average daily net assets[p]		Net investment income (loss) to average daily net assets[n]
Initial Class
06/30/16[r]	$9.92	$0.08	$0.56	$0.64	$(0.01)	$-	$(0.01)	$10.55	6.55%	[b]	$382,357	1.07%	[a]	0.48%	[a]	1.57%	[a]
12/31/15	10.18	0.06	(0.20)	(0.14)	(0.12)	-	(0.12)	9.92	(1.41%	)*	380,221	0.84%		0.25%		0.58%
12/31/14	10.35	0.19	0.16	0.35	(0.29)	(0.23)	(0.52)	10.18	3.45%		412,861	0.73%		0.13%		1.85%
12/31/13	11.86	0.16	(1.16)	(1.00)	(0.21)	(0.30)	(0.51)	10.35	(8.68%	)	326,380	0.77%		0.17%		1.45%
12/31/12	11.56	0.32	0.47	0.79	(0.38)	(0.11)	(0.49)	11.86	6.89%		365,094	0.81%		0.21%		2.70%
12/31/11	10.71	0.51	0.90	1.41	(0.56)	-	(0.56)	11.56	13.49%		357,595	0.76%		0.16%		4.55%
Service Class
06/30/16[r]	$9.87	$0.07	$0.56	$0.63	$(0.00)[d]	$-	$-	$10.50	6.41%	[b]	$49,520	1.33%	[a]	0.48%	[a]	1.34%	[a]
12/31/15	10.14	0.03	(0.20)	(0.17)	(0.10)	-	(0.10)	9.87	(1.65%	)	47,818	1.09%		0.25%		0.33%
12/31/14	10.32	0.18	0.14	0.32	(0.27)	(0.23)	(0.50)	10.14	3.16%		52,008	0.98%		0.13%		1.75%
12/31/13	11.83	0.13	(1.16)	(1.03)	(0.18)	(0.30)	(0.48)	10.32	(8.95%	)	53,902	1.02%		0.17%		1.20%
12/31/12	11.53	0.29	0.47	0.76	(0.35)	(0.11)	(0.46)	11.83	6.65%		65,419	1.06%		0.21%		2.44%
12/31/11	10.69	0.45	0.92	1.37	(0.53)	-	(0.53)	11.53	13.15%		47,034	1.01%		0.16%		4.04%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	22%	50%	67%	57%	31%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
*	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager report.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$9.70	$0.10	$0.13	$0.23	$(0.07)	$-	$(0.07)	$9.86	2.35%	[b]	$142,410	0.56%	[a]	0.55%	[a]	1.96%	[a]
12/31/15	9.84	0.17	(0.08)	0.09	(0.23)	-	(0.23)	9.70	0.93%		155,210	0.55%		0.55%	[k]	1.73%
12/31/14	9.94	0.15	(0.01)	0.14	(0.24)	(0.00)[d]	(0.24)	9.84	1.46%		166,438	0.55%		0.55%	[k]	1.50%
12/31/13	10.10	0.14	(0.05)	0.09	(0.20)	(0.05)	(0.25)	9.94	0.89%		195,279	0.55%		0.55%	[k]	1.38%
12/31/12	10.25	0.16	0.14	0.30	(0.20)	(0.25)	(0.45)	10.10	3.00%		166,054	0.58%		0.55%		1.58%
12/31/11	10.13	0.15	0.22	0.37	(0.17)	(0.08)	(0.25)	10.25	3.65%		204,222	0.55%		0.55%		1.49%
Service Class I
06/30/16[r]	$9.69	$0.08	$0.13	$0.21	$(0.06)	$-	$(0.06)	$9.84	2.18%	[b]	$26,810	0.81%	[a]	0.80%	[a]	1.72%	[a]
12/31/15	9.83	0.15	(0.08)	0.07	(0.21)	-	(0.21)	9.69	0.68%		24,101	0.80%		0.80%	[k]	1.48%
12/31/14	9.94	0.12	(0.01)	0.11	(0.22)	(0.00)[d]	(0.22)	9.83	1.11%		24,288	0.80%		0.80%	[k]	1.26%
12/31/13	10.09	0.11	(0.03)	0.08	(0.18)	(0.05)	(0.23)	9.94	0.74%		21,697	0.80%		0.80%	[k]	1.13%
12/31/12	10.24	0.14	0.14	0.28	(0.18)	(0.25)	(0.43)	10.09	2.77%		20,825	0.83%		0.80%		1.35%
12/31/11	10.13	0.13	0.21	0.34	(0.15)	(0.08)	(0.23)	10.24	3.32%		13,085	0.80%		0.80%		1.26%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	42%	51%	86%	114%	322%	317%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
06/30/16[r]	$8.27	$0.07	$0.17	$0.24	$-	$-	$-	$8.51	2.96%[b]	$88,603	0.73%[a]	1.63%[a]
12/31/15	10.64	0.09	(0.73)	(0.64)	(0.09)	(1.64)	(1.73)	8.27	(5.63%)	89,557	0.71%	0.89%
12/31/14	10.97	0.13	1.11	1.24	(0.11)	(1.46)	(1.57)	10.64	12.16%	104,745	0.70%	1.19%
12/31/13	8.82	0.09	3.39	3.48	(0.11)	(1.22)	(1.33)	10.97	41.02%	104,147	0.72%	0.86%
12/31/12	7.57	0.09	1.29	1.38	-	(0.13)	(0.13)	8.82	18.39%	82,675	0.82%	1.09%
12/31/11	9.27	0.05	(0.32)	(0.27)	(0.09)	(1.34)	(1.43)	7.57	(2.17%)	93,881	0.77%	0.59%
Service Class
06/30/16[r]	$8.15	$0.05	$0.18	$0.23	$-	$-	$-	$8.38	2.84%[b]	$11,379	0.98%[a]	1.38%[a]
12/31/15	10.52	0.06	(0.72)	(0.66)	(0.07)	(1.64)	(1.71)	8.15	(5.87%)	11,155	0.96%	0.67%
12/31/14	10.87	0.10	1.10	1.20	(0.09)	(1.46)	(1.55)	10.52	11.88%	9,916	0.95%	0.94%
12/31/13	8.76	0.06	3.36	3.42	(0.09)	(1.22)	(1.31)	10.87	40.67%	7,674	0.97%	0.63%
12/31/12	7.53	0.08	1.28	1.36	-	(0.13)	(0.13)	8.76	18.09%	4,545	1.07%	0.96%
12/31/11	9.23	0.03	(0.32)	(0.29)	(0.07)	(1.34)	(1.41)	7.53	(2.41%)	3,090	1.02%	0.37%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	25%	40%	65%	65%	92%	103%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$8.43	$0.02	$0.43	$0.45	$-	$-	$8.88	5.34%	[b]	$17,684	0.96%	[a]	0.80%	[a]	0.53%	[a]
12/31/15[g]	10.00	(0.00)[d]	(1.57)	(1.57)	(0.00)[d]	(0.00)[d]	8.43	(15.67%	)[b]	16,776	1.13%	[a]	0.80%	[a]	(0.07%	)[a]
Service Class I
06/30/16[r]	$8.42	$0.01	$0.43	$0.44	$-	$-	$8.86	5.23%	[b]	$290	1.21%	[a]	1.05%	[a]	0.31%	[a]
12/31/15[g]	10.00	(0.02)	(1.56)	(1.58)	-	-	8.42	(15.80%	)[b]	183	1.38%	[a]	1.05%	[a]	(0.30%	)[a]

	Six months ended June 30, 2016[b,r]	Period ended December 31, 2015[b]
Portfolio turnover rate	38%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/16[r]	$8.15	$0.03	$0.26	$0.29	$-	$-	$-	$8.44	3.56%	[b]	$84,962	1.54%	[a]	1.40%	[a]	0.84%	[a]
12/31/15	9.63	0.03	(1.41)	(1.38)	(0.10)	-	(0.10)	8.15	(14.23%	)	84,356	1.60%		1.40%		0.34%
12/31/14	10.21	0.04	(0.59)	(0.55)	(0.03)	-	(0.03)	9.63	(5.41%	)	85,833	1.70%		1.40%		0.42%
12/31/13	10.91	0.08	(0.78)	(0.70)	-	-	-	10.21	(6.42%	)	91,651	1.56%		1.40%		0.82%
12/31/12	9.43	0.06	1.47	1.53	(0.05)	-	(0.05)	10.91	16.20%		46,830	1.63%		1.40%		0.56%
12/31/11	13.31	0.03	(2.96)	(2.93)	(0.07)	(0.88)	(0.95)	9.43	(22.26%	)	17,992	1.70%		1.40%		0.28%
Service Class I
06/30/16[r]	$8.17	$0.02	$0.27	$0.29	$-	$-	$-	$8.46	3.42%	[b]	$9,364	1.79%	[a]	1.65%	[a]	0.61%	[a]
12/31/15	9.65	0.01	(1.41)	(1.40)	(0.08)	-	(0.08)	8.17	(14.46%	)*	8,409	1.85%		1.65%		0.09%
12/31/14	10.23	0.01	(0.59)	(0.58)	(0.00)[d]	-	(0.00)[d]	9.65	(5.63%	)	9,120	1.95%		1.65%		0.14%
12/31/13	10.97	0.08	(0.82)	(0.74)	-	-	-	10.23	(6.75%	)	9,122	1.81%		1.65%		0.76%
12/31/12	9.48	0.03	1.48	1.51	(0.02)	-	(0.02)	10.97	15.91%		8,851	1.88%		1.65%		0.26%
12/31/11	13.32	0.11	(3.07)	(2.96)	(0.00)[d]	(0.88)	(0.88)	9.48	(22.44%	)	7,183	1.95%		1.65%		0.84%

	Six months ended June 30, 2016[b,r]	Year ended December 31
		2015	2014	2013	2012	2011
Portfolio turnover rate	15%	39%	44%	145%	62%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
*	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager report.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The High Yield Fund characterized all investments at Level 2, as of June 30, 2016. The Equity Rotation Fund and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$8,093,859	$2,591,572 *	$-	$10,685,431
U.S. Treasury Obligations	-	1,003,018	-	1,003,018
Mutual Funds	1,492,391	-	-	1,492,391
Short-Term Investments	-	6,861,195	-	6,861,195

Total Investments	$9,586,250	$10,455,785	$-	$20,042,035

Asset Derivatives
Forward Contracts	$-	$38,924	$-	$38,924
Futures Contracts	53,204	-	-	53,204

Total	$53,204	$38,924	$-	$92,128

Liability Derivatives
Forward Contracts	$-	$(23,860)	$-	$(23,860)
Futures Contracts	(102,663)	-	-	(102,663)

Total	$(102,663)	$(23,860)	$-	$(126,523)

Dynamic Bond Fund
Asset Investments
Corporate Debt	$-	$109,213,318	$-	$109,213,318
Municipal Obligations	-	843,992	-	843,992
Non-U.S. Government Agency Obligations	-	115,374,242	-	115,374,242
Sovereign Debt Obligations	-	1,122,068	-	1,122,068
U.S. Government Agency Obligations and Instrumentalities	-	48,164,937	-	48,164,937
U.S. Treasury Obligations	-	128,549,892	-	128,549,892
Mutual Funds	8,667,941	-	-	8,667,941
Short-Term Investments	-	11,726,082	-	11,726,082

Total Investments	$8,667,941	$414,994,531	$-	$423,662,472

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$21,916,288	$-	$21,916,288
Municipal Obligations	-	602,379	-	602,379
Non-U.S. Government Agency Obligations	-	209,597,107	269,948	209,867,055
U.S. Government Agency Obligations and Instrumentalities	-	1,393,978	-	1,393,978
U.S. Treasury Obligations	-	393,812,416	-	393,812,416
Short-Term Investments	-	150,206,268	-	150,206,268

Total Investments	$-	$777,528,436	$269,948	$777,798,384

Asset Derivatives
Futures Contracts	$62,375	$-	$-	$62,375
Swap Agreements	-	196,321	-	196,321

Total	$62,375	$196,321	$-	$258,696

Liability Derivatives
Futures Contracts	$(466,015)	$-	$-	$(466,015)
Swap Agreements	-	(266,920)	-	(266,920)

Total	$(466,015)	$(266,920)	$-	$(732,935)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$70,946,625	$-	$70,946,625
Municipal Obligations	-	248,524	-	248,524
Non-U.S. Government Agency Obligations	-	66,566,443	302,440	66,868,883
U.S. Government Agency Obligations and Instrumentalities	-	11,357,486	-	11,357,486
U.S. Treasury Obligations	-	12,425,117	-	12,425,117
Short-Term Investments	-	1,799,965	-	1,799,965

Total Investments	$-	$163,344,160	$302,440	$163,646,600

Asset Derivatives
Futures Contracts	$464,467	$-	$-	$464,467

Liability Derivatives
Futures Contracts	$(484,052)	$-	$-	$(484,052)
Swap Agreements	-	(93,302)	-	(93,302)

Total	$(484,052)	$(93,302)	$-	$(577,354)

Small Cap Equity Fund
Asset Investments
Common Stock	$96,877,806	$281,198 *	$-	$97,159,004
Mutual Funds	6,945,969	-	-	6,945,969
Short-Term Investments	-	2,759,849	-	2,759,849

Total Investments	$103,823,775	$3,041,047	$-	$106,864,822

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,221,795	$-	$1,221,795
Brazil	1,437,125	3,725,821	-	5,162,946
Cayman Islands	12,466,071	6,581,322	-	19,047,393
China	-	3,105,026	-	3,105,026
Colombia	1,036,762	995,823	-	2,032,585
Egypt	-	547,795	-	547,795
France	-	2,307,468	-	2,307,468
Hong Kong	-	3,893,309	-	3,893,309
India	-	14,195,881	-	14,195,881
Indonesia	-	1,525,848	-	1,525,848
Italy	-	1,374,385	-	1,374,385
Japan	-	1,379,439	-	1,379,439
Malaysia	-	2,016,864	-	2,016,864
Mexico	4,463,569	-	-	4,463,569
Nigeria	-	519,020	-	519,020
Philippines	-	3,073,783	-	3,073,783
Poland	-	485,088	-	485,088
Republic of Korea	-	1,140,049	-	1,140,049
Russia	-	7,480,022	-	7,480,022
Singapore	-	518,249	-	518,249
Switzerland	-	478,179	-	478,179
Taiwan	-	3,483,974	-	3,483,974
Thailand	-	808,418	-	808,418

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Turkey	$-	$1,167,149	$-	$1,167,149
United Arab Emirates	-	1,186,387	-	1,186,387
United Kingdom	-	2,728,652	-	2,728,652
United States	1,585,824	-	-	1,585,824
Preferred Stock*
Brazil	-	2,009,312	-	2,009,312
Colombia	-	284,051	-	284,051
India	67,632	-	-	67,632
Mutual Funds	4,070,244	-	-	4,070,244
Rights	-	181,986	-	181,986
Warrants	-	31,132	-	31,132
Short-Term Investments	-	4,417,910	-	4,417,910

Total Investments	$25,127,227	$72,864,137	$-	$97,991,364

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2016.

Statements of Assets and Liabilities location:	Dynamic Bond Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Small Cap Equity Fund	Strategic Emerging Markets Fund

Receivables from:
Investments sold on a when-issued basis	X

Payables for:
Reverse repurchase agreements		X
Investments purchased on a when-issued basis	X		X
Securities on loan				X	X
Collateral held for reverse repurchase agreements		X
Due to custodian			X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2016. The Fund(s) recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/16
Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$163,521	$-	$104	$(20,374)	$-	$(168,261)	$294,958	**	$-	$269,948	$(20,372)

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$83,266	$-	$68	$(20,754)	$-	$(93,704)	$333,564	**	$-	$302,440	$(20,753)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposure to Currencies	A
Intention to Create Investment Leverage in Portfolio	M
Futures Contracts**
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	M	M	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Income			A	A
Substitution for Direct Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Income			A	A
Substitution for Direct Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M

Options (Purchased)
Hedging/Risk Management	A		A	A
Duration/Credit Quality Management	M		A	A
Substitution for Direct Investment	M		A	A
Directional Investment	M		A	A
Intention to Create Investment Leverage in Portfolio	M		M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2016, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Commodity Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts*	$-	$-	$-	$38,924	$-	$38,924
Futures Contracts^^	-	49,277	3,927	-	-	53,204

Total Value	$-	$49,277	$3,927	$38,924	$-	$92,128

Liability Derivatives
Forward Contracts^	$-	$-	$-	$(23,860)	$-	$(23,860)
Futures Contracts^^	-	(12,736)	(89,927)	-	-	(102,663)

Total Value	$-	$(12,736)	$(89,927)	$(23,860)	$-	$(126,523)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Commodity Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund (continued)
Realized Gain (Loss)#
Purchased Options	$-	$-	$(35,770)	$-	$-	$(35,770)
Forward Contracts	-	-	-	53,961	-	53,961
Futures Contracts	-	122,840	821,545	-	-	944,385

Total Realized Gain (Loss)	$-	$122,840	$785,775	$53,961	$-	$962,576

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(11,400)	$-	$-	$(11,400)
Forward Contracts	-	-	-	15,064	-	15,064
Futures Contracts	-	37,935	(91,150)	-	-	(53,215)

Total Change in Appreciation (Depreciation)	$-	$37,935	$(102,550)	$15,064	$-	$(49,551)

Equity Rotation Fund
Realized Gain (Loss)#
Futures Contracts	$-	$-	$22,834	$-	$-	$22,834

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-	$62,375	$62,375
Swap Agreements*	-	-	-	-	196,321	196,321

Total Value	$-	$-	$-	$-	$258,696	$258,696

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$-	$(466,015)	$(466,015)
Swap Agreements^	(259,586)	-	-	-	-	(259,586)
Swap Agreements^^	(7,334)	-	-	-	-	(7,334)

Total Value	$(266,920)	$-	$-	$-	$(466,015)	$(732,935)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$370,779	$77,280	$448,059
Futures Contracts	-	-	-	-	(245,307)	(245,307)
Swap Agreements	50,864	-	-	-	-	50,864

Total Realized Gain (Loss)	$50,864	$-	$-	$370,779	$(168,027)	$253,616

Change in Appreciation (Depreciation)##
Purchased Options	$53,745	$-	$-	$(288,882)	$-	$(235,137)
Futures Contracts	-	-	-	-	(394,418)	(394,418)
Swap Agreements	(86,535)	-	-	-	150,059	63,524

Total Change in Appreciation (Depreciation)	$(32,790)	$-	$-	$(288,882)	$(244,359)	$(566,031)

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-	$464,467	$464,467

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$-	$(484,052)	$(484,052)
Swap Agreements^	(71,738)	-	-	-	-	(71,738)
Swap Agreements^^	(21,564)	-	-	-	-	(21,564)

Total Value	$(93,302)	$-	$-	$-	$(484,052)	$(577,354)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Commodity Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund (continued)
Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$-	$46,926	$46,926
Futures Contracts	-	-	-	-	562,462	562,462
Swap Agreements	12,797	-	-	-	-	12,797

Total Realized Gain (Loss)	$12,797	$-	$-	$-	$609,388	$622,185

Change in Appreciation (Depreciation)##
Purchased Options	$32,641	$-	$-	$-	$-	$32,641
Futures Contracts	-	-	-	-	143,529	143,529
Swap Agreements	(18,494)	-	-	-	-	(18,494)

Total Change in Appreciation (Depreciation)	$14,147	$-	$-	$-	$143,529	$157,676

*	Statements of Assets and Liabilities location: Receivables from: open forward foreign currency contracts or open swap agreements at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

For the period ended June 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Purchased Options	Forward Contracts	Swap Agreements
Asset Momentum Fund	126	600	$1,796,469	$-
Equity Rotation Fund	5	-	-	-
Inflation-Protected and Income Fund	265	$81,300,000	-	38,505,000
Short-Duration Bond Fund	480	36,450,000	-	1,298,333

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for purchased options, forward contracts, and swap agreements, or shares/units outstanding for purchased options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2016.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2016.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Asset Momentum Fund
Barclays Bank PLC	$21,844	$(7,860)	$-	$13,984
JP Morgan Chase Bank N.A.	17,080	(5,467)	-	11,613

	$38,924	$(13,327)	$-	$25,597

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Bank of America N.A.	$37,933	$-	$-	$37,933
Goldman Sachs International	73,051	(73,051)	-	-
JP Morgan Chase Bank N.A.	85,337	(51,030)	-	34,307

	$196,321	$(124,081)	$-	$72,240

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Asset Momentum Fund
Barclays Bank PLC	$(7,860)	$7,860	$-	$-
HSBC Bank USA	(10,533)	-	-	(10,533)
JP Morgan Chase Bank N.A.	(5,467)	5,467	-	-

	$(23,860)	$13,327	$-	$(10,533)

Inflation-Protected and Income Fund
Goldman Sachs International	$(208,556)	$73,051	$135,505	$-
JP Morgan Chase Bank N.A.	(51,030)	51,030	-	-

	$(259,586)	$124,081	$135,505	$-

Short-Duration Bond Fund
Goldman Sachs International	$(71,738)	$-	$-	$(71,738)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2016. A Fund’s current exposure to counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Contracts to Buy
BRL	764,720	Barclays Bank PLC	06/08/17		$207,263	$9,634
NOK	1,606,235	Barclays Bank PLC	07/28/16		195,000	(3,072)
NOK	1,633,379	Barclays Bank PLC	01/27/17		200,000	(4,788)

					602,263	1,774

CAD	253,819	HSBC Bank USA	01/20/17		200,000	(3,490)

JPY	33,575,760	JP Morgan Chase Bank N.A.	07/29/16		308,298	17,080

					$1,110,561	$15,364

Cross Currency Forwards
NOK	1,661,979	Barclays Bank PLC	07/13/16	GBP	140,000	$12,210

NOK	1,671,393	HSBC Bank USA	10/21/16	EUR	180,000	(864)
NOK	1,600,000	HSBC Bank USA	02/16/17	THB	6,956,000	(6,179)

						(7,043)

CAD	254,000	JP Morgan Chase Bank N.A.	02/16/17	TWD	6,489,192	(5,467)

						$(300)

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
THB	Thai Baht
TWD	Taiwan Dollar

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Futures Contracts — Long
Gold 100 OZ	08/29/16	3	$396,180	$31,156
Wheat	09/14/16	8	178,200	(12,736)
Mini MSCI Emerging Market	09/16/16	20	834,700	3,927
Russell 2000 Mini Index	09/16/16	4	458,960	(10,835)
S&P 500 E Mini Index	09/16/16	105	10,973,550	(79,092)
Silver	12/28/16	3	280,410	18,121

				$(49,459)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Ultra Bond	09/21/16	3	$559,125	$1,483
U.S. Treasury Note 5 Year	09/30/16	29	3,542,758	60,892

				$62,375

Futures Contracts — Short
U.S. Long Bond	09/21/16	3	$(517,031)	$(18,424)
U.S. Treasury Note 10 Year	09/21/16	30	(3,989,531)	(103,643)
U.S. Treasury Note 2 Year	09/30/16	313	(68,649,704)	(343,948)

				$(466,015)

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/16	323	$70,842,984	$464,467

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/16	63	$(8,378,016)	$(189,263)
U.S. Treasury Note 5 Year	09/30/16	152	(18,568,937)	(294,789)

				$(484,052)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit

Notes to Financial Statements (Unaudited) (Continued)

of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at June 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	670,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(2,437)	$(4,897)	$(7,334)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund (continued)
Credit Default Swaps — Sell Protection†
OTC Swaps
JP Morgan Chase Bank N.A.	USD	690,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(51,880)	$850	$(51,030)
Goldman Sachs International	USD	1,600,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(119,316)	986	(118,330)
Goldman Sachs International	USD	330,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	2,034	(26,439)	(24,405)
Goldman Sachs International	USD	890,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	11,253	(77,074)	(65,821)

						(157,909)	(101,677)	(259,586)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	8,500,000	10/13/17	1.125%	USA-CPI-U	$36,795	$-	$36,795
Bank of America N.A.	USD	11,000,000	11/06/17	1.275%	USA-CPI-U	37,933	-	37,933
Goldman Sachs International	USD	8,300,000	1/13/18	1.295%	USA-CPI-U	36,256	-	36,256
JP Morgan Chase Bank N.A.	USD	8,500,000	2/17/18	1.033%	USA-CPI-U	85,337	-	85,337

						196,321	-	196,321

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,970,000	6/20/21	(1.000%)	CDX.NA.IG.26	$(7,167)	$(14,397)	$(21,564)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	410,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(30,575)	252	(30,323)
Goldman Sachs International	USD	150,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	925	(12,018)	(11,093)
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	5,184	(35,506)	(30,322)

						(24,466)	(47,272)	(71,738)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $11,371 and $294,919 in securities at June 30, 2016.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find

Notes to Financial Statements (Unaudited) (Continued)

it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to

Notes to Financial Statements (Unaudited) (Continued)

reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at June 30, 2016:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
Banque Paribas Securities Corp.	$(72,399,000)	$73,499,378	$(1,100,378)	$-
Daiwa Bank Securities Inc.	(66,900,875)	68,354,073	(1,453,198)	-
Goldman Sachs & Co.	(87,389,209)	89,177,209	(1,788,000)	-
HSBC Securities (USA) Inc.	(95,674,460)	97,052,460	(1,378,000)	-
Morgan Stanley & Co. LLC	(14,710,269)	14,710,269	-	-

	$(337,073,813)	$342,793,389	$(5,719,576)	$-

*	Collateral with a value of $350,801,790 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

The Fund(s) listed in the following table had open reverse repurchase transactions at June 30, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas Securities Corp., dated 6/02/16, 0.690%, to be repurchased on demand until 9/02/16 at value plus accrued interest.	$72,399,000
Agreement with Daiwa Bank Securities Inc., dated 5/05/16, 0.600%, to be repurchased on demand until 8/05/16 at value plus accrued interest.	66,900,875
Agreement with Goldman Sachs & Co., dated 5/04/16, 0.580%, to be repurchased on demand until 7/07/16 at value plus accrued interest.	87,389,209
Agreement with HSBC Securities (USA) Inc., dated 6/03/16, 0.660%, to be repurchased on demand until 9/02/16 at value plus accrued interest.	95,674,460
Agreement with Morgan Stanley & Co. LLC, dated 5/03/16, 0.590%, to be repurchased on demand until 8/02/16 at value plus accrued interest.	14,710,269

$337,073,813

Average balance outstanding	$336,095,939
Maximum balance outstanding	$351,048,927
Average interest rate	0.62%
Weighted average maturity	43 days

Notes to Financial Statements (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
Reverse Repurchase Agreements
U.S. Treasury Obligations	$-	$87,389,209	$249,684,604	$-	$337,073,813

Total Borrowings	$-	$87,389,209	$249,684,604	$-	$337,073,813

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered

Notes to Financial Statements (Unaudited) (Continued)

financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2016.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2016, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Small Cap Equity Fund	$26,244	$5,363	$20,881
Strategic Emerging Markets Fund	9,206	1,953	7,253

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and

Notes to Financial Statements (Unaudited) (Continued)

income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML

Notes to Financial Statements (Unaudited) (Continued)

Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
Asset Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MML Advisers based upon each Fund’s average daily net assets, at the following annual rates:

Asset Momentum Fund	0.475%
Equity Rotation Fund	0.30%
High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Short-Duration Bond Fund	0.08%
Special Situations Fund	0.45%

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and is primarily responsible for managing each Fund’s commercial mortgage-backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MML Advisers and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect to any Fund shall be considered the acts and omissions of Babson Capital.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Equity Fund and the Strategic Emerging Markets Fund. These agreements provide that OFI manage the

Notes to Financial Statements (Unaudited) (Continued)

investment and reinvestment of the assets of the Funds. OFI receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Small Cap Equity Fund	0.25%
Strategic Emerging Markets Fund	0.70%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, DoubleLine Capital, LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MassMutual based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

For the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Short-Duration Bond Fund, Special Situations Fund, and Strategic Emerging Markets Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Asset Momentum Fund	0.15%	0.15%
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or

Notes to Financial Statements (Unaudited) (Continued)

unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Asset Momentum Fund*	0.80%	1.05%
Dynamic Bond Fund*	0.60%	0.85%
Equity Rotation Fund*	0.65%	0.90%
Short-Duration Bond Fund*	0.55%	0.80%
Special Situations Fund*	0.80%	1.05%
Strategic Emerging Markets Fund*	1.40%	1.65%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2017.

MML Advisers has agreed to waive 0.10% of the advisory fee of the High Yield Fund through April 30, 2017.

Effective June 1, 2016, MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund through April 30, 2017. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Momentum Fund	$-	$4,029,658	$-	$3,958,247
Dynamic Bond Fund	98,091,808	41,875,446	80,788,534	54,078,065
Equity Rotation Fund	-	13,252,017	-	12,463,414
High Yield Fund	-	50,398,111	-	41,790,228
Inflation-Protected and Income Fund	31,415,104	105,127,868	67,515,333	91,062,661
Short-Duration Bond Fund	9,965,168	62,669,034	36,635,924	51,889,873
Small Cap Equity Fund	-	23,881,011	-	27,497,237
Special Situations Fund	-	7,500,352	-	6,498,261
Strategic Emerging Markets Fund	-	12,744,199	-	14,764,199

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Asset Momentum Fund Class II*
Sold	-	$-	1,990,000	$19,900,000
Issued as reinvestment of dividends	-	-	1,674	15,765
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	1,991,674	$19,915,765

Asset Momentum Fund Service Class I*
Sold	44,924	$422,904	24,620	$238,982
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(903)	(8,454)	(4)	(43)

Net increase (decrease)	44,021	$414,450	24,616	$238,939

Dynamic Bond Fund Class II*
Sold	-	$-	80,863,897	$804,944,229
Issued as reinvestment of dividends	354,094	3,505,539	649,870	6,371,746
Redeemed	-	-	(40,294,435)	(399,323,405)

Net increase (decrease)	354,094	$3,505,539	41,219,332	$411,992,570

Dynamic Bond Fund Service Class I*
Sold	182,956	$1,812,465	39,135	$384,626
Issued as reinvestment of dividends	1,174	11,595	226	2,208
Redeemed	(7,496)	(73,245)	(11)	(103)

Net increase (decrease)	176,634	$1,750,815	39,350	$386,731

Equity Rotation Fund Class II*
Sold	-	$-	1,990,000	$19,900,000
Issued as reinvestment of dividends	-	-	14,798	143,395
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	2,004,798	$20,043,395

Equity Rotation Fund Service Class I*
Sold	16,987	$165,008	13,407	$133,279
Issued as reinvestment of dividends	-	-	62	601
Redeemed	(106)	(1,024)	(364)	(3,631)

Net increase (decrease)	16,881	$163,984	13,105	$130,249

High Yield Fund Class II
Sold	-	$-	120,724	$1,229,963
Issued as reinvestment of dividends	224,103	2,055,030	882,358	8,547,141
Redeemed	-	-	(236,042)	(2,366,805)

Net increase (decrease)	224,103	$2,055,030	767,040	$7,410,299

High Yield Fund Service Class I
Sold	216,262	$2,020,334	585,686	$5,772,998
Issued as reinvestment of dividends	49,439	452,369	190,803	1,841,151
Redeemed	(356,832)	(3,317,135)	(424,963)	(4,201,047)

Net increase (decrease)	(91,131)	$(844,432)	351,526	$3,413,102

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Initial Class
Sold	758,964	$7,780,335	3,406,567	$34,665,245
Issued as reinvestment of dividends	32,951	341,376	450,242	4,521,221
Redeemed	(2,908,381)	(29,845,825)	(6,070,810)	(61,755,947)

Net increase (decrease)	(2,116,466)	$(21,724,114)	(2,214,001)	$(22,569,481)

Inflation-Protected and Income Fund Service Class
Sold	286,271	$2,920,357	363,650	$3,693,995
Issued as reinvestment of dividends	1,351	13,925	51,277	512,261
Redeemed	(415,555)	(4,238,927)	(697,048)	(7,053,177)

Net increase (decrease)	(127,933)	$(1,304,645)	(282,121)	$(2,846,921)

Short-Duration Bond Fund Class II
Sold	14,214	$139,065	1,582,820	$15,630,609
Issued as reinvestment of dividends	104,569	1,020,585	383,289	3,766,756
Redeemed	(1,679,020)	(16,422,365)	(2,871,135)	(28,359,265)

Net increase (decrease)	(1,560,237)	$(15,262,715)	(905,026)	$(8,961,900)

Short-Duration Bond Fund Service Class I
Sold	557,644	$5,440,567	651,692	$6,426,885
Issued as reinvestment of dividends	16,700	162,829	51,783	508,301
Redeemed	(338,341)	(3,305,811)	(685,724)	(6,759,837)

Net increase (decrease)	236,003	$2,297,585	17,751	$175,349

Small Cap Equity Fund Initial Class
Sold	307,912	$2,499,790	294,879	$2,871,917
Issued as reinvestment of dividends	-	-	1,978,626	15,939,017
Redeemed	(731,871)	(5,956,248)	(1,279,524)	(12,685,331)

Net increase (decrease)	(423,959)	$(3,456,458)	993,981	$6,125,603

Small Cap Equity Fund Service Class
Sold	72,135	$564,486	288,567	$2,825,692
Issued as reinvestment of dividends	-	-	229,904	1,827,194
Redeemed	(83,158)	(662,465)	(91,788)	(906,991)

Net increase (decrease)	(11,023)	$(97,979)	426,683	$3,745,895

Special Situations Fund Class II*
Sold	-	$-	1,990,000	$19,900,000
Issued as reinvestment of dividends	-	-	591	4,967
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	1,990,591	$19,904,967

Special Situations Fund Service Class I*
Sold	11,093	$94,668	21,754	$199,585
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(142)	(1,191)	(6)	(52)

Net increase (decrease)	10,951	$93,477	21,748	$199,533

Strategic Emerging Markets Fund Class II
Sold	370,460	$2,894,930	2,410,308	$22,158,133
Issued as reinvestment of dividends	-	-	137,633	1,066,654
Redeemed	(655,535)	(5,266,829)	(1,111,667)	(10,108,390)

Net increase (decrease)	(285,075)	$(2,371,899)	1,436,274	$13,116,397

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Service Class I
Sold	144,494	$1,155,754	241,272	$2,171,162
Issued as reinvestment of dividends	-	-	10,034	78,067
Redeemed	(65,804)	(534,109)	(167,482)	(1,520,956)

Net increase (decrease)	78,690	$621,645	83,824	$728,273

*	Fund commenced operations on May 15, 2015.

6.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$19,401,445	$1,044,748	$(404,158)	$640,590
Dynamic Bond Fund	418,492,827	11,632,996	(6,463,351)	5,169,645
Equity Rotation Fund	19,208,127	1,831,504	(907,815)	923,689
High Yield Fund	151,003,413	3,101,216	(6,126,303)	(3,025,087)
Inflation-Protected and Income Fund	761,961,525	18,156,094	(2,319,235)	15,836,859
Short-Duration Bond Fund	162,722,565	2,452,740	(1,528,705)	924,035
Small Cap Equity Fund	91,432,265	19,395,727	(3,963,170)	15,432,557
Special Situations Fund	18,427,314	1,061,438	(1,232,938)	(171,500)
Strategic Emerging Markets Fund	101,023,114	9,000,223	(12,031,973)	(3,031,750)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2015, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

Expiring 2016
Small Cap Equity Fund	$1,780,565

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At December 31, 2015, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Asset Momentum Fund	$1,235,901	$89,111
Dynamic Bond Fund	2,151,197	-
Equity Rotation Fund	228,657	-

Notes to Financial Statements (Unaudited) (Continued)

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
High Yield Fund	$1,644,023	$2,788,116
Inflation-Protected and Income Fund	841,013	2,108,574
Short-Duration Bond Fund	-	1,461,125
Special Situations Fund	1,644,252	-
Strategic Emerging Markets Fund	3,165,202	6,645,402

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Momentum Fund	$1,117	$-	$14,648
Dynamic Bond Fund	6,373,954	-	-
Equity Rotation Fund	132,402	-	11,594
High Yield Fund	10,031,031	331,142	26,119
Inflation-Protected and Income Fund	5,033,482	-	-
Short-Duration Bond Fund	4,275,057	-	-
Small Cap Equity Fund	906,452	16,859,759	-
Special Situations Fund	-	-	4,967
Strategic Emerging Markets Fund	1,144,721	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2015:

Amount
Strategic Emerging Markets Fund	$123,921

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2015, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$-	$(1,325,012)	$(292)	$189,835
Dynamic Bond Fund	1,217,461	(2,151,197)	(5,989)	(10,672,865)
Equity Rotation Fund	-	(228,657)	(295)	(344,293)

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
High Yield Fund	$-	$(4,432,139)	$(14,037)	$(11,490,273)
Inflation-Protected and Income Fund	355,272	(2,949,587)	(70,020)	(13,844,739)
Short-Duration Bond Fund	271,422	(1,461,125)	(24,431)	(3,815,680)
Small Cap Equity Fund	1,175,469	521,941	(29,070)	12,887,267
Special Situations Fund	-	(1,644,252)	(288)	(1,487,334)
Strategic Emerging Markets Fund	424,351	(9,810,604)	(7,626)	(11,532,372)

The Funds did not have any unrecognized tax benefits at June 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Small Cap Equity Fund, plus interest and the Official Committee’s court costs, is approximately $93,500.

The Fund cannot predict the outcome of this proceeding. Accordingly, the Fund has not accrued any amounts related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

10. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2016, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2015. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the High Yield Fund and Inflation-Protected & Income Fund, total net expense information showed the Funds to be in the second quartile of their peer groups (favorable), and performance information showed the Funds to have had first quartile investment performance in their performance categories for the most recent one- and three-year periods. The Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, and Special Situations Fund were recently organized and performance data were not presented for either the one- or three-year period; all of those Funds had total net expenses in the second comparative quartile. The Committee determined that no further consideration of these Funds was required at this time.

For the Short-Duration Bond Fund, the Committee noted that the Fund has total net expenses in the third comparative quartile (54th percentile) but also has advisory fees 8 basis points below the peer group median. The Committee noted the Fund has one- and three-year performance in the first comparative quartile (10th and 12th percentiles, respectively).

For the Small Cap Equity Fund, the Committee considered that the Fund’s total net expense ratio was in the first comparative quartile (6th percentile), and the Fund had achieved first quartile performance (10th percentile) for the three-year period, although the Fund had only achieved third quartile performance (75th percentile) for the one-year period. The Committee considered MML Advisers’ statement that the Fund’s subadviser has delivered strong, consistent performance since assuming management of the Fund in 2009.

For the Strategic Emerging Markets Fund, the Committee noted that the Fund’s total net expenses are in the third comparative quartile (72nd percentile), 5 basis points above the peer group median, and MML Advisers’ expectation that total net expenses will fall as the Fund grows. The Committee also considered that the Fund’s advisory fee is 4 basis points below the peer group median. The Committee noted that the Fund’s performance had improved from the fourth quartile (80th percentile) to the third quartile (56th percentile) for the three- and one-year periods, respectively, and that some part of the longer-term performance of the Fund was attributable to a prior subadviser to the Fund. The Committee considered MML Advisers’ statement that, although the Fund is on Under Review status for performance reasons, MML Advisers remains very committed to the current subadviser and the strategy. In response to the Committee’s concerns, MML Advisers proposed to voluntarily waive 4 basis points of management fees until April 30, 2017. It was agreed that MML Advisers would not remove the voluntary waiver without first discussing with the Committee.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2016:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Momentum Fund
Class II	$1,000	0.80%	$1,039.20	$4.06	$1,020.90	$4.02
Service Class I	1,000	1.05%	1,037.20	5.32	1,019.60	5.27
Dynamic Bond Fund
Class II	1,000	0.59%	1,056.40	3.02	1,021.90	2.97
Service Class I	1,000	0.84%	1,054.20	4.29	1,020.70	4.22
Equity Rotation Fund
Class II	1,000	0.65%	1,016.50	3.26	1,021.60	3.27
Service Class I	1,000	0.90%	1,015.40	4.51	1,020.40	4.52
High Yield Fund
Class II	1,000	0.73%	1,075.80	3.77	1,021.20	3.67
Service Class I	1,000	0.98%	1,075.30	5.06	1,020.00	4.92

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.59%	$1,065.50	$3.03	$1,021.90	$2.97
Service Class	1,000	0.84%	1,064.10	4.30	1,020.70	4.22
Short-Duration Bond Fund
Class II	1,000	0.55%	1,023.50	2.77	1,022.10	2.77
Service Class I	1,000	0.80%	1,021.80	4.02	1,020.90	4.02
Small Cap Equity Fund
Initial Class	1,000	0.73%	1,029.60	3.68	1,021.20	3.67
Service Class	1,000	0.98%	1,028.40	4.94	1,020.00	4.92
Special Situations Fund
Class II	1,000	0.80%	1,053.40	4.08	1,020.90	4.02
Service Class I	1,000	1.05%	1,052.30	5.36	1,019.60	5.27
Strategic Emerging Markets Fund
Class II	1,000	1.40%	1,035.60	7.09	1,017.90	7.02
Service Class I	1,000	1.65%	1,034.20	8.35	1,016.70	8.27

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2016 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-40288-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund II

By (Signature and Title)        /s/ Brian Haendiges

                                              Brian Haendiges, President and Principal Executive Officer

Date      8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Brian Haendiges

                                              Brian Haendiges, President and Principal Executive Officer

Date      8/23/2016

By (Signature and Title)        /s/ Nicholas H. Palmerino

                                              Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date      8/23/2016